UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Nasdaq Composite
Index Fund

February 28, 2007

1.814098.102

EIF-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 0.2%
Aftermarket Technology Corp. (a)	1,433	$ 32,071
Amerigon, Inc. (a)	1,196	13,300
Amerityre Corp. (a)	1,121	4,361
Ballard Power Systems, Inc. (a)(d)	6,442	38,974
China Automotive Systems, Inc. (a)(d)	1,032	9,288
Dorman Products, Inc. (a)	807	9,216
Exide Technologies (a)	2,364	18,581
Fuel Systems Solutions, Inc. (a)	742	16,242
GenTek, Inc. (a)	691	23,763
Gentex Corp.	7,383	123,370
Hayes Lemmerz International, Inc. (a)	1,193	5,905
LKQ Corp. (a)	2,674	58,079
Noble International Ltd.	462	8,718
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	1,681	2,421
Shiloh Industries, Inc.	545	6,464
SORL Auto Parts, Inc. (a)	874	6,817
Spartan Motors, Inc.	1,521	33,721
Strattec Security Corp. (a)	130	6,001
		417,292
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR	1,954	44,922
Distributors - 0.1%
Audiovox Corp. Class A (a)	723	10,917
Core-Mark Holding Co., Inc. (a)	784	24,139
Design Within Reach, Inc. (a)	763	4,189
DXP Enterprises, Inc. (a)	188	5,670
Keystone Automotive Industries, Inc. (a)	676	22,342
Source Interlink Companies, Inc. (a)	3,668	26,446
		93,703
Diversified Consumer Services - 0.7%
Apollo Group, Inc. Class A (non-vtg.) (a)	8,337	394,257
Bright Horizons Family Solutions, Inc. (a)	1,482	59,399
Capella Education Co.	645	21,098
Career Education Corp. (a)	4,705	139,174
Coinstar, Inc. (a)	1,253	36,976
Collectors Universe, Inc.	648	8,949
Corinthian Colleges, Inc. (a)	4,017	56,037
Educate, Inc. (a)	3,331	26,115
Home Solutions America, Inc. (a)(d)	1,649	9,696
INVESTools, Inc. (a)	3,127	49,876
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Laureate Education, Inc. (a)	2,448	$ 146,097
Lincoln Educational Services Corp. (a)	1,134	13,506
Matthews International Corp. Class A	1,558	62,336
Princeton Review, Inc. (a)	1,476	7,646
Steiner Leisure Ltd. (a)	832	37,615
Stewart Enterprises, Inc. Class A	4,223	33,404
Strayer Education, Inc.	722	85,117
Vertrue, Inc. (a)	352	17,171
		1,204,469
Hotels, Restaurants & Leisure - 2.1%
AFC Enterprises, Inc. (a)	1,792	30,804
Ambassadors Group, Inc.	1,175	34,898
Ambassadors International, Inc.	433	18,333
Ameristar Casinos, Inc.	2,594	84,097
Applebee's International, Inc.	3,932	100,502
Benihana, Inc. Class A (sub. vtg.) (a)	376	11,558
BJ's Restaurants, Inc. (a)	902	18,383
Bob Evans Farms, Inc.	1,646	59,519
Buca, Inc. (a)	2,659	15,050
Buffalo Wild Wings, Inc. (a)	531	29,205
California Pizza Kitchen, Inc. (a)	768	24,561
Caribou Coffee Co., Inc. (a)(d)	738	5,926
Carrols Restaurant Group, Inc.	1,153	15,335
CBRL Group, Inc.	1,259	58,745
Century Casinos, Inc. (a)	1,085	11,045
Champps Entertainment, Inc. (a)	1,862	11,079
Churchill Downs, Inc.	794	34,825
Cosi, Inc. (a)	1,604	9,319
Ctrip.com International Ltd. sponsored ADR	1,174	69,278
Denny's Corp. (a)	5,557	26,340
eLong, Inc. sponsored ADR (a)	893	11,109
Empire Resorts, Inc. (a)	831	9,066
Famous Dave's of America, Inc. (a)	718	13,340
FortuNet, Inc.	463	3,676
Gaming Partners International Corp.	597	11,265
Great Wolf Resorts, Inc. (a)	2,070	27,676
Home Inns & Hotels Management, Inc. ADR	462	19,520
International Speedway Corp. Class A	1,502	79,906
Isle of Capri Casinos, Inc. (a)	1,679	45,081
Jamba, Inc. (a)(d)	2,400	23,736
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Magna Entertainment Corp. Class A (sub. vtg.) (a)	2,724	$ 11,141
McCormick & Schmick's Seafood Restaurants (a)	992	24,969
Melco PBL Entertainment (Macau) Ltd. sponsored ADR	3,216	53,386
Monarch Casino & Resort, Inc. (a)	1,053	27,399
Morgans Hotel Group Co.	2,023	35,322
MTR Gaming Group, Inc. (a)	1,009	13,208
Multimedia Games, Inc. (a)	948	10,011
O'Charleys, Inc. (a)	1,573	32,986
P.F. Chang's China Bistro, Inc. (a)	1,244	54,350
Panera Bread Co. Class A (a)	1,523	93,253
Papa John's International, Inc.	1,747	51,589
Penn National Gaming, Inc. (a)	4,005	186,753
PokerTek, Inc. (a)(d)	568	5,527
Premier Exhibitions, Inc. (a)	1,302	14,088
Progressive Gaming International Corp. (a)	2,416	19,449
Rare Hospitality International, Inc. (a)	1,523	47,000
Red Robin Gourmet Burgers, Inc. (a)	848	33,479
Ruth's Chris Steak House, Inc. (a)	1,086	23,436
Scientific Games Corp. Class A (a)	4,363	142,670
Shuffle Master, Inc. (a)(d)	1,631	34,691
Smith & Wollensky Restaurant Group, Inc. (a)	1,039	9,382
Sonic Corp.	3,025	65,552
Starbucks Corp. (a)	36,491	1,127,572
Texas Roadhouse, Inc. Class A (a)	3,582	52,476
The Cheesecake Factory, Inc. (a)	4,092	111,671
Town Sports International Holdings, Inc.	1,521	29,872
Trump Entertainment Resorts, Inc. (a)	1,849	32,524
Wynn Resorts Ltd.	4,853	475,691
Youbet.com, Inc. (a)	1,585	5,183
		3,737,807
Household Durables - 0.5%
Avatar Holdings, Inc. (a)	364	26,230
Bassett Furniture Industries, Inc.	931	14,691
California Coastal Communities, Inc.	409	8,041
Cavco Industries, Inc. (a)	270	8,913
Comstock Homebuilding Companies, Inc. Class A (a)	390	2,344
Craftmade International, Inc.	649	10,715
Directed Electronics, Inc. (a)	1,014	8,913
Dixie Group, Inc. (a)	767	10,155
Dominion Homes, Inc. (a)(d)	396	1,901
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Dorel Industries, Inc. Class B (sub. vtg.) (a)	1,484	$ 44,410
Flexsteel Industries, Inc.	620	9,306
Garmin Ltd.	10,291	563,535
Helen of Troy Ltd. (a)	1,261	29,205
Hooker Furniture Corp.	696	13,120
iRobot Corp. (a)(d)	1,378	19,168
Kimball International, Inc. Class B	1,071	22,523
Lifetime Brands, Inc.	536	10,372
Makita Corp. sponsored ADR	326	11,892
Palm Harbor Homes, Inc. (a)	1,659	21,650
Stanley Furniture Co., Inc.	624	13,422
Syntax-Brillian Corp. (a)(d)	2,050	16,728
Tarragon Corp.	2,058	27,001
Universal Electronics, Inc. (a)	813	21,236
		915,471
Internet & Catalog Retail - 1.6%
1-800 CONTACTS, Inc. (a)	518	9,132
1-800-FLOWERS.com, Inc. Class A (a)	895	6,542
Amazon.com, Inc. (a)	19,794	774,737
Audible, Inc. (a)	670	6,385
Blue Nile, Inc. (a)(d)	669	26,091
Celebrate Express, Inc. (a)	802	8,622
Coldwater Creek, Inc. (a)	4,310	79,304
dELiA*s, Inc. (a)	2,226	22,483
Drugstore.com, Inc. (a)	4,018	11,130
eDiets.com, Inc. (a)	2,933	8,946
Expedia, Inc. (a)	13,409	285,075
Gaiam, Inc. Class A (a)	839	10,697
Gmarket, Inc. sponsored ADR	404	8,080
GSI Commerce, Inc. (a)	2,601	49,757
Hollywood Media Corp. (a)	1,921	8,548
IAC/InterActiveCorp (a)	12,827	502,818
Liberty Media Holding Corp. - Interactive Series A (a)	31,257	736,727
Netflix, Inc. (a)(d)	3,419	77,030
NutriSystem, Inc. (a)(d)	1,659	74,904
Overstock.com, Inc. (a)	899	16,353
PC Mall, Inc. (a)	507	6,236
PetMed Express, Inc. (a)	786	9,943
Priceline.com, Inc. (a)	1,687	88,416
Shutterfly, Inc.	865	14,281
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Stamps.com, Inc. (a)	989	$ 15,339
ValueVision Media, Inc. Class A (a)	2,128	26,621
VistaPrint Ltd. (a)	2,036	75,780
		2,959,977
Leisure Equipment & Products - 0.1%
Aldila, Inc.	295	5,195
Arctic Cat, Inc.	607	11,272
Escalade, Inc.	749	7,108
Gametech International, Inc. (a)	660	8,250
JAKKS Pacific, Inc. (a)	1,599	39,191
Johnson Outdoors, Inc. Class A (a)	771	14,055
Pool Corp.	2,527	88,698
RC2 Corp. (a)	868	34,303
Smith & Wesson Holding Corp. (a)	1,759	21,847
		229,919
Media - 4.6%
ACME Communications, Inc. (a)	1,400	8,134
Alloy, Inc. (a)	494	5,780
Beasley Broadcast Group, Inc. Class A	689	6,029
Cadmus Communications Corp.	538	13,294
Carmike Cinemas, Inc.	461	10,455
Central European Media Enterprises Ltd. Class A (a)	1,643	133,362
Charter Communications, Inc. Class A (a)	20,245	60,937
China Natural Resources, Inc. (a)	1,154	8,724
CKX, Inc. (a)	4,233	55,706
Comcast Corp.:
Class A	100,305	2,579,845
Class A (special) (non-vtg.) (a)	50,310	1,280,390
Courier Corp.	559	21,354
Crown Media Holdings, Inc. Class A (a)(d)	2,664	11,029
CTC Media, Inc.	7,746	163,441
Cumulus Media, Inc. Class A (a)	2,009	19,748
DG FastChannel, Inc. (a)	697	10,483
Discovery Holding Co.:
Class A (a)	12,978	208,427
Class B (a)	905	14,462
EchoStar Communications Corp. Class A (a)	9,878	401,047
Emmis Communications Corp. Class A	2,486	20,435
Fisher Communications, Inc. (a)	394	17,951
Focus Media Holding Ltd. ADR (a)	1,771	141,857
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Gemstar-TV Guide International, Inc. (a)	20,786	$ 84,183
Global Sources Ltd.	1,898	30,425
Harris Interactive, Inc. (a)	4,199	23,808
IMAX Corp. (a)	1,147	5,242
Knology, Inc. (a)	1,452	20,691
Lakes Entertainment, Inc. (a)	1,385	12,340
Lamar Advertising Co. Class A	4,161	266,512
Liberty Global, Inc.:
Class A (a)	9,903	285,107
Class B (a)	234	6,786
Class C (a)	8,894	242,450
Liberty Media Holding Corp. - Capital Series A (a)	6,698	722,580
LodgeNet Entertainment Corp. (a)	799	20,422
MDC Partners, Inc. Class A (sub. vtg.) (a)	763	5,860
Mediacom Communications Corp. Class A (a)	3,456	27,648
Morningstar, Inc. (a)	2,025	103,741
National CineMedia, Inc.	1,850	48,507
Navarre Corp. (a)	871	3,336
New Frontier Media, Inc.	1,084	9,832
Nexstar Broadcasting Group, Inc. Class A (a)	1,192	9,107
Outdoor Channel Holdings, Inc. (a)	1,940	21,165
Private Media Group, Inc. (a)(d)	2,365	7,592
Radio One, Inc.:
Class A (a)	1,033	7,252
Class D (non-vtg.) (a)	3,233	22,760
RCN Corp. (a)	1,801	49,257
Regent Communication, Inc. (a)	1,974	5,823
Rentrak Corp. (a)	552	8,214
Reuters Group PLC sponsored ADR	707	36,269
RRSat Global Communications Network Ltd.	635	8,541
Salem Communications Corp. Class A	1,009	12,078
Scholastic Corp. (a)	1,904	66,240
Sinclair Broadcast Group, Inc. Class A	2,015	28,794
Sirius Satellite Radio, Inc. (a)(d)	69,801	254,774
Spanish Broadcasting System, Inc. Class A	1,167	5,263
TiVo, Inc. (a)	5,166	30,324
Value Line, Inc.	422	18,783
Virgin Media, Inc.	15,738	412,493
WorldSpace, Inc. Class A (a)	3,301	12,973
WPP Group plc sponsored ADR	886	64,262
WPT Enterprises, Inc. (a)	792	3,778
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
XM Satellite Radio Holdings, Inc. Class A (d)	15,040	$ 215,974
Young Broadcasting, Inc. Class A (a)	630	2,394
		8,416,470
Multiline Retail - 0.9%
Conn's, Inc. (a)(d)	1,365	34,548
Dollar Tree Stores, Inc. (a)	5,168	176,280
Duckwall-ALCO Stores, Inc. (a)	222	8,658
Fred's, Inc. Class A	2,231	30,520
Sears Holdings Corp. (a)	7,428	1,338,897
The Bon-Ton Stores, Inc.	647	31,716
Tuesday Morning Corp.	2,430	38,248
		1,658,867
Specialty Retail - 2.2%
A.C. Moore Arts & Crafts, Inc. (a)	1,286	25,180
America's Car Mart, Inc. (a)	568	6,515
American Eagle Outfitters, Inc.	10,634	330,186
bebe Stores, Inc.	4,580	84,180
Bed Bath & Beyond, Inc. (a)	13,656	544,738
Big 5 Sporting Goods Corp.	1,019	24,344
Big Dog Holdings, Inc. (a)	428	6,792
Books-A-Million, Inc.	669	10,677
Cache, Inc. (a)	659	14,821
Casual Male Retail Group, Inc. (a)	1,489	18,613
Charlotte Russe Holding, Inc. (a)	1,047	30,562
Charming Shoppes, Inc. (a)	6,447	80,394
Citi Trends, Inc. (a)	548	22,956
Cost Plus, Inc. (a)	788	8,463
Deb Shops, Inc.	763	20,441
Dress Barn, Inc. (a)	3,101	65,183
Eddie Bauer Holdings, Inc. (a)	1,621	14,297
Finish Line, Inc. Class A	2,102	26,716
Finlay Enterprises, Inc. (a)	1,535	13,232
Gander Mountain Co. (a)(d)	416	4,256
Golfsmith International Holdings, Inc.	629	7,139
Guitar Center, Inc. (a)	1,555	68,125
Gymboree Corp. (a)	1,602	60,379
Hastings Entertainment, Inc. (a)	1,635	10,775
Hibbett Sports, Inc. (a)	1,513	47,175
Hot Topic, Inc. (a)	2,522	26,885
House of Taylor Jewelry, Inc. (a)(d)	1,939	7,116
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Jos. A. Bank Clothiers, Inc. (a)	819	$ 25,242
Kirkland's, Inc. (a)	622	3,384
Monro Muffler Brake, Inc.	669	24,332
Mothers Work, Inc. (a)	235	8,124
Movie Gallery, Inc. (a)	836	4,055
O'Reilly Automotive, Inc. (a)	5,664	195,012
Pacific Sunwear of California, Inc. (a)	3,244	58,392
PETsMART, Inc.	6,920	209,745
Pomeroy IT Solutions, Inc. (a)	627	4,608
Rent-A-Center, Inc. (a)	3,348	94,815
Restoration Hardware, Inc. (a)	2,754	18,397
Ross Stores, Inc.	6,754	221,329
Select Comfort Corp.	2,604	48,252
Sharper Image Corp. (a)	608	6,311
Shoe Carnival, Inc. (a)	605	18,265
Staples, Inc.	34,827	906,199
Stein Mart, Inc.	1,819	26,430
The Children's Place Retail Stores, Inc. (a)	1,408	76,680
Tractor Supply Co. (a)	1,970	100,805
Trans World Entertainment Corp. (a)	1,445	7,731
Tweeter Home Entertainment Group, Inc. (a)	953	1,391
United Retail Group, Inc. (a)	515	7,122
Urban Outfitters, Inc. (a)	7,835	194,465
West Marine, Inc. (a)	829	13,894
Wet Seal, Inc. Class A (a)	4,394	26,408
Wilsons Leather Experts, Inc. (a)	2,802	5,212
Winmark Corp. (a)	446	7,823
Zumiez, Inc. (a)	1,485	50,505
		3,945,068
Textiles, Apparel & Luxury Goods - 0.4%
Ashworth, Inc. (a)	1,139	9,135
Blue Holdings, Inc. (a)	1,683	3,383
Charles & Colvard Ltd.	833	6,139
Cherokee, Inc.	583	25,535
Columbia Sportswear Co.	1,698	107,942
Crocs, Inc.	1,866	90,912
Cutter & Buck, Inc.	753	9,781
Deckers Outdoor Corp. (a)	652	42,510
Fossil, Inc. (a)	3,191	85,902
G-III Apparel Group Ltd. (a)	581	12,085
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Heelys, Inc.	1,200	$ 40,056
Iconix Brand Group, Inc. (a)	2,108	46,228
K-Swiss, Inc. Class A	1,132	31,911
Perry Ellis International, Inc. (a)	1,045	31,925
Quaker Fabric Corp. (a)	1,024	1,208
Rocky Brands, Inc. (a)	762	11,171
Steven Madden Ltd.	879	25,983
Tandy Brands Accessories, Inc.	905	11,439
True Religion Apparel, Inc. (a)(d)	899	15,265
Velcro Industries NV	901	14,470
Volcom, Inc. (a)	1,379	50,306
Wacoal Holdings Corp. sponsored ADR	94	6,179
Warnaco Group, Inc. (a)	2,300	60,076
Weyco Group, Inc.	606	15,514
		755,055
TOTAL CONSUMER DISCRETIONARY		24,379,020
CONSUMER STAPLES - 1.8%
Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	234	13,696
Hansen Natural Corp. (a)	4,253	148,855
Jones Soda Co. (a)	1,719	21,161
MGP Ingredients, Inc.	535	10,614
		194,326
Food & Staples Retailing - 1.2%
Andersons, Inc.	875	36,820
Arden Group, Inc. Class A	165	20,255
Casey's General Stores, Inc.	2,579	64,501
Central European Distribution Corp. (a)	1,959	53,246
Costco Wholesale Corp.	22,290	1,245,788
Ingles Markets, Inc. Class A	792	30,239
Nash-Finch Co.	673	20,230
Pathmark Stores, Inc. (a)	3,151	36,016
Performance Food Group Co. (a)	1,784	52,574
Pricesmart, Inc.	1,233	17,928
Spartan Stores, Inc.	832	19,627
Susser Holdings Corp.	716	12,902
The Pantry, Inc. (a)	1,114	52,525
Topps Co., Inc.	1,768	16,195
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
United Natural Foods, Inc. (a)	2,056	$ 61,228
Village Super Market, Inc. Class A	126	9,810
Whole Foods Market, Inc.	6,780	323,881
Wild Oats Markets, Inc. (a)	1,044	19,199
Winn-Dixie Stores, Inc. (a)	2,864	55,533
		2,148,497
Food Products - 0.3%
Alico, Inc.	403	19,167
Bridgford Foods Corp. (a)	433	3,317
Cal-Maine Foods, Inc.	840	10,819
Calavo Growers, Inc.	1,103	12,001
Cresud S.A.C.I.F. y A. sponsored ADR	1,393	27,693
Diamond Foods, Inc.	1,078	18,003
Farmer Brothers Co.	654	13,911
Green Mountain Coffee Roasters, Inc. (a)	392	21,987
Griffin Land & Nurseries, Inc. (a)	256	9,580
Hain Celestial Group, Inc. (a)	1,960	56,860
Imperial Sugar Co.	330	10,187
J&J Snack Foods Corp.	798	31,673
John B. Sanfilippo & Son, Inc. (a)	308	4,358
Lancaster Colony Corp.	1,595	67,548
Lance, Inc.	1,683	33,593
Lifeway Foods, Inc. (a)	837	7,893
Origin Agritech Ltd. (a)	627	5,624
Peet's Coffee & Tea, Inc. (a)	587	14,880
Premium Standard Farms, Inc.	1,894	39,376
Sanderson Farms, Inc.	1,101	35,617
SunOpta, Inc. (a)	3,385	36,220
		480,307
Household Products - 0.0%
Central Garden & Pet Co. (a)	1,189	16,587
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,378	33,340
WD-40 Co.	1,101	35,122
		85,049
Personal Products - 0.2%
Bare Escentuals, Inc.	4,202	146,188
Chattem, Inc. (a)	979	52,249
China Precision Steel, Inc. (a)(d)	1,075	8,374
Elizabeth Arden, Inc. (a)	1,121	24,415
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Inter Parfums, Inc.	840	$ 16,220
Mannatech, Inc. (d)	1,708	25,347
Parlux Fragrances, Inc. (d)	684	4,104
Physicians Formula Holdings, Inc.	1,230	24,883
Reliv International, Inc.	923	9,728
USANA Health Sciences, Inc. (a)	727	42,217
		353,725
Tobacco - 0.0%
Star Scientific, Inc. (a)(d)	3,889	3,733
TOTAL CONSUMER STAPLES		3,265,637
ENERGY - 1.3%
Energy Equipment & Services - 0.4%
Acergy SA sponsored ADR (a)	3,220	60,955
Bronco Drilling Co., Inc. (a)	1,169	17,558
Dawson Geophysical Co. (a)	467	19,665
Global Industries Ltd. (a)	5,857	86,449
Gulf Island Fabrication, Inc.	823	28,196
Gulfmark Offshore, Inc. (a)	1,237	48,936
Hercules Offshore, Inc. (a)	1,853	49,345
Horizon Offshore, Inc. (a)	1,612	26,727
Hydril Co. (a)	1,008	95,911
Lufkin Industries, Inc.	719	38,711
Matrix Service Co. (a)	937	16,800
Mitcham Industries, Inc. (a)	1,053	14,405
Omni Energy Services Corp. (a)	884	8,053
Particle Drilling Technologies, Inc. (a)	3,396	13,584
Patterson-UTI Energy, Inc.	7,615	169,738
PHI, Inc. (non-vtg.) (a)	627	17,543
Superior Well Services, Inc. (a)	729	16,534
T-3 Energy Services, Inc. (a)	457	9,698
Tesco Corp. (a)	2,209	45,859
Trico Marine Services, Inc. (a)	639	23,285
Union Drilling, Inc. (a)	742	9,015
Universal Compression Partners LP	239	7,105
		824,072
Oil, Gas & Consumable Fuels - 0.9%
Alliance Holdings GP, LP	2,907	66,541
Alliance Resource Partners LP	1,943	67,422
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
APCO Argentina, Inc.	353	$ 31,505
Atlas America, Inc. (a)	1,039	55,493
ATP Oil & Gas Corp. (a)	1,524	62,789
BreitBurn Energy Partners LP	876	24,221
Brigham Exploration Co. (a)	2,496	14,776
Calumet Specialty Products Partners LP	793	32,584
Carrizo Oil & Gas, Inc. (a)	1,319	40,599
Clayton Williams Energy, Inc. (a)	543	16,686
Copano Energy LLC	733	48,437
CREDO Petroleum Corp. (a)	469	5,881
Crosstex Energy LP	1,023	38,444
Crosstex Energy, Inc.	2,187	70,968
Dampskibsselskabet TORM AS sponsored ADR	205	13,384
Delta Petroleum Corp. (a)	2,471	49,420
Dorchester Minerals LP	1,275	27,527
Double Eagle Petroleum Co. (a)	564	10,231
Eagle Rock Energy Partners LP	790	15,595
Edge Petroleum Corp. (a)	838	10,534
EV Energy Partners LP	553	15,302
FX Energy, Inc. (a)	1,820	13,304
Geomet, Inc.	2,493	20,542
GMX Resources, Inc. (a)	469	15,219
Golar LNG Ltd. (NASDAQ) (a)	3,772	48,659
Green Plains Renewable Energy, Inc. (a)	167	3,470
Gulfport Energy Corp. (a)	1,354	16,113
Hiland Holdings GP LP	929	26,384
Hiland Partners LP	290	15,730
Inergy Holdings LP	1,060	44,043
Inergy LP	2,126	65,970
Ivanhoe Energy, Inc. (a)	8,365	13,886
James River Coal Co. (a)(d)	623	4,623
Knightsbridge Tankers Ltd. (d)	1,038	24,891
Legacy Reserves LP	1,000	24,250
Linn Energy LLC (d)	1,229	40,582
Marine Petroleum Trust	475	11,946
Martin Midstream Partners LP	306	11,093
National Coal Corp. (a)(d)	2,471	11,490
NGAS Resources, Inc. (a)(d)	717	4,768
Pacific Ethanol, Inc. (a)(d)	1,754	29,081
Parallel Petroleum Corp. (a)	1,715	32,842
Petrohawk Energy Corp. (a)	8,309	99,459
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleum Development Corp. (a)	665	$ 34,826
PrimeEnergy Corp. (a)	116	6,380
Quest Resource Corp.	1,077	9,068
Ram Energy Resources, Inc. (a)	1,332	5,594
Regency Energy Partners LP	1,348	37,097
Rosetta Resources, Inc. (a)	2,161	39,698
StealthGas, Inc.	537	6,895
Syntroleum Corp. (a)	2,008	6,345
Targa Resources Partners LP	800	19,280
TC Pipelines LP	1,081	39,154
The Exploration Co. of Delaware, Inc. (a)	1,334	15,208
Top Tankers, Inc.	854	4,125
Toreador Resources Corp. (a)	610	14,646
US BioEnergy Corp.	2,800	36,456
Warren Resources, Inc. (a)	3,149	35,300
Whittier Energy Corp. (a)	344	3,763
		1,610,519
TOTAL ENERGY		2,434,591
FINANCIALS - 11.2%
Capital Markets - 2.5%
American Capital Strategies Ltd.	6,852	304,777
Calamos Asset Management, Inc. Class A	978	25,448
Capital Southwest Corp.	144	19,835
Charles Schwab Corp.	60,592	1,119,740
Cowen Group, Inc.	832	16,507
Diamond Hill Investment Group, Inc. (a)	178	17,754
E*TRADE Financial Corp.	20,383	470,643
Epoch Holding Corp. (a)	1,309	12,894
FirstCity Financial Corp. (a)	1,173	12,985
GFI Group, Inc. (a)	1,383	85,207
Harris & Harris Group, Inc. (a)	1,045	12,540
International Assets Holding Corp. (a)	472	8,199
Investors Financial Services Corp.	3,150	184,401
Knight Capital Group, Inc. Class A (a)	5,169	81,722
MarketAxess Holdings, Inc. (a)	1,552	21,759
Northern Trust Corp.	10,463	630,919
optionsXpress Holdings, Inc.	3,106	72,090
Penson Worldwide, Inc.	1,230	33,358
Sanders Morris Harris Group, Inc.	903	9,554
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
SEI Investments Co.	4,693	$ 283,692
Siebert Financial Corp.	3,267	12,709
T. Rowe Price Group, Inc.	12,563	584,933
TD Ameritrade Holding Corp.	29,319	469,104
Thomas Weisel Partners Group, Inc.	1,112	20,261
TradeStation Group, Inc. (a)	2,552	30,165
U.S. Global Investments, Inc. Class A	232	9,292
		4,550,488
Commercial Banks - 5.3%
1st Source Corp.	1,276	33,572
Abington Community Bancorp, Inc.	671	13,024
Alabama National Bancorp, Delaware	1,062	77,037
Alliance Financial Corp.	376	11,216
Amcore Financial, Inc.	1,040	34,018
American National Bankshares, Inc.	549	12,331
American River Bankshares	621	15,991
AmericanWest Bancorp	569	12,199
Ameris Bancorp	898	21,992
AmeriServ Financial, Inc. (a)	2,445	11,320
Ames National Corp.	710	15,237
Appalachian Bancshares, Inc. (a)	419	8,145
Arrow Financial Corp.	802	17,965
Associated Banc-Corp.	6,238	215,710
BancFirst Corp.	679	31,920
Bancorp Rhode Island, Inc.	161	7,066
Bancorp, Inc., Delaware (a)	516	12,709
BancTrust Financial Group, Inc.	492	10,917
Bank of Florida Corp. (a)	413	7,839
Bank of Granite Corp.	972	17,467
Bank of Marin, California	303	11,514
Bank of the Ozarks, Inc.	708	21,275
BankFinancial Corp.	1,166	20,358
Banner Corp.	703	29,322
BNC Bancorp	475	9,500
BOK Financial Corp.	3,136	157,208
Boston Private Financial Holdings, Inc.	1,870	53,950
Bridge Capital Holdings (a)	707	15,328
Bryn Mawr Bank Corp.	302	7,015
Cadence Financial Corp.	596	12,319
Capital Bank Corp.	729	13,297
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Capital City Bank Group, Inc.	991	$ 33,169
Capital Corp. of the West	663	18,935
Cardinal Financial Corp.	1,972	20,036
Cascade Bancorp	1,338	34,815
Cascade Financial Corp.	1,011	17,895
Cathay General Bancorp	2,570	87,200
Centennial Bank Holdings, Inc., Delaware (a)	4,058	34,534
Center Bancorp, Inc.	551	8,678
Center Financial Corp., California	793	17,121
Centerstate Banks of Florida, Inc.	583	10,791
Century Bancorp, Inc. Class A (non-vtg.)	318	8,507
Chemical Financial Corp.	1,087	31,523
Chicopee Bancorp, Inc. (a)	265	4,097
Citizens & Northern Corp.	298	6,484
Citizens Banking Corp., Michigan	3,842	87,213
City Holding Co.	826	32,495
Civitas BankGroup, Inc.	817	7,819
CNB Financial Corp., Pennsylvania	587	8,371
CoBiz, Inc.	1,170	23,962
Colony Bankcorp, Inc.	217	4,329
Columbia Bancorp, Oregon	257	6,176
Columbia Banking Systems, Inc.	724	24,413
Commerce Bancshares, Inc.	3,457	170,949
Commercial Bankshares, Inc.	501	25,265
Commonwealth Bankshares, Inc.	311	7,262
Community Bank of Nevada (a)	420	13,049
Community Banks, Inc.	1,369	34,362
Community Trust Bancorp, Inc.	692	24,704
Community Valley Bancorp	563	7,544
Compass Bancshares, Inc.	6,172	425,930
Crescent Financial Corp. (a)	449	6,376
CVB Financial Corp.	4,185	51,350
Dearborn Bancorp, Inc.	465	8,998
Eagle Bancorp, Inc., Maryland	530	9,116
East West Bancorp, Inc.	2,929	109,164
Eastern Virgina Bankshares, Inc.	469	11,022
Enterprise Financial Services Corp.	431	12,421
EuroBancshares, Inc. (a)	1,284	10,978
Exchange National Bancshares, Inc.	288	9,907
Farmers Capital Bank Corp.	357	10,978
Fidelity Southern Corp.	442	8,358
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp	27,149	$ 1,093,562
Financial Institutions, Inc.	425	9,099
First Bancorp, North Carolina	705	15,658
First Charter Corp.	1,647	39,709
First Citizen Bancshares, Inc.	365	76,475
First Community Bancorp, California	1,498	81,311
First Community Bancshares, Inc.	757	28,698
First Financial Bancorp, Ohio	2,353	36,966
First Financial Bankshares, Inc.	1,100	46,123
First Financial Corp., Indiana	705	21,876
First Indiana Corp.	631	13,888
First M&F Corp.	312	5,694
First Mariner Bancorp, Inc. (a)	782	13,161
First Merchants Corp.	857	21,108
First Midwest Bancorp, Inc., Delaware	2,458	92,470
First National Lincoln Corp., Maine	596	9,876
First of Long Island Corp.	286	12,598
First Regional Bancorp (a)	783	24,633
First Security Group, Inc.	566	6,730
First South Bancorp, Inc., Virginia	298	8,272
First State Bancorp.	930	20,758
First United Corp.	493	11,038
Firstbank Corp., Michigan	489	10,391
FirstMerit Corp.	3,899	83,634
FNB Corp., North Carolina	602	10,378
FNB Corp., Virginia	559	20,208
FNB Financial Services Corp.	746	11,936
Frontier Financial Corp., Washington	2,444	63,935
Fulton Financial Corp.	8,546	131,352
Gateway Financial Holdings, Inc.	1,104	16,085
GB&T Bancshares, Inc.	498	9,577
German American Bancorp, Inc.	686	9,611
Glacier Bancorp, Inc.	2,530	61,859
Great Southern Bancorp, Inc.	844	24,619
Greater Bay Bancorp	2,745	73,566
Greater Community Bancorp	811	14,606
Greene County Bancshares, Inc.	666	22,684
Grupo Financiero Galicia SA sponsored ADR (a)	2,672	26,720
Hampton Roads Bankshares, Inc.	1,260	15,233
Hancock Holding Co.	1,547	68,950
Hanmi Financial Corp.	2,792	54,528
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Harleysville National Corp., Pennsylvania	1,666	$ 30,005
Heartland Financial USA, Inc.	917	23,759
Heritage Commerce Corp.	429	10,837
Heritage Financial Corp., Washington	369	9,232
Home Bancshares, Inc.	767	17,518
Horizon Financial Corp.	950	20,834
Huntington Bancshares, Inc.	11,373	263,285
IBERIABANK Corp.	417	22,531
Independent Bank Corp., Massachusetts	930	28,932
Independent Bank Corp., Michigan	1,341	29,931
Integra Bank Corp.	932	22,415
Integrity Bancshares, Inc. (a)	530	7,171
International Bancshares Corp.	3,047	88,911
Intervest Bancshares Corp. Class A (a)	539	15,141
Investors Bancorp, Inc. (a)	6,095	92,035
Lakeland Bancorp, Inc.	850	11,968
Lakeland Financial Corp.	764	17,694
Leesport Financial Corp.	488	11,239
LNB Bancorp, Inc.	836	12,247
LSB Bancshares, Inc.	666	10,303
Macatawa Bank Corp.	609	11,425
MainSource Financial Group, Inc.	675	11,340
MB Financial, Inc.	2,004	73,727
MBT Financial Corp.	578	7,491
Mercantile Bank Corp.	454	15,418
Mercantile Bankshares Corp.	6,111	287,706
Merchants Bancshares, Inc.	610	14,201
Metrocorp Bancshares, Inc.	399	8,056
Mid-State Bancshares	1,298	47,818
Middleburg Financial Corp.	329	10,742
Midwest Banc Holdings, Inc.	1,241	24,162
Nara Bancorp, Inc.	1,677	31,041
National Bankshares, Inc.	287	6,885
National Penn Bancshares, Inc.	2,640	49,236
NBT Bancorp, Inc.	1,572	35,260
Nexity Financial Corp. (a)	935	11,267
North Bay Bancorp	291	9,490
North Valley Bancorp	582	14,608
Northern Empire Bancshares	788	22,923
Northern States Financial Corp.	462	9,965
Northrim Bancorp, Inc.	343	10,009
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Oak Hill Financial, Inc.	544	$ 14,911
Old Point Financial Corp.	363	10,164
Old Second Bancorp, Inc.	929	26,486
Omega Financial Corp.	625	18,181
PAB Bankshares, Inc.	567	10,393
Pacific Capital Bancorp	2,273	71,600
Pacific Continental Corp.	462	9,189
Pacific Mercantile Bancorp (a)	562	8,138
Patriot National Bancorp, Inc.	549	12,984
Penns Woods Bancorp, Inc.	361	12,725
Pennsylvania Communication Bancorp, Inc. (a)	500	14,090
Peoples Bancorp, Inc.	541	15,013
Peoples Banctrust Co., Inc.	596	13,708
Pinnacle Financial Partners, Inc. (a)	940	29,131
Placer Sierra Bancshares	1,077	29,165
Popular, Inc.	13,657	239,134
Preferred Bank, Los Angeles California	232	9,565
Premier Community Bankshares, Inc.	721	23,735
PremierWest Bancorp	747	9,838
PrivateBancorp, Inc.	1,080	39,550
Prosperity Bancshares, Inc.	2,143	74,512
Provident Bankshares Corp.	1,647	56,509
Renasant Corp.	612	14,872
Republic Bancorp, Inc., Kentucky Class A	652	14,259
Republic First Bancorp, Inc.	482	6,073
Royal Bancshares of Pennsylvania, Inc. Class A	504	12,257
Rurban Financial Corp.	723	8,184
S&T Bancorp, Inc.	1,172	38,289
S.Y. Bancorp, Inc.	501	12,936
Sandy Spring Bancorp, Inc.	894	29,600
SCBT Financial Corp.	453	17,028
Seacoast Banking Corp., Florida	720	17,086
Security Bank Corp., Georgia	740	15,192
Shore Bancshares, Inc.	285	7,456
Sierra Bancorp	727	20,872
Signature Bank, New York (a)	1,475	45,312
Simmons First National Corp. Class A	562	15,624
Sky Financial Group, Inc.	5,746	161,520
Slade's Ferry Bancorp (d)	647	11,387
Smithtown Bancorp, Inc.	327	9,019
South Financial Group, Inc.	3,694	98,925
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Southcoast Financial Corp.	485	$ 10,985
Southern Community Financial Corp.	910	9,428
Southside Bancshares, Inc.	682	16,047
Southwest Bancorp, Inc., Oklahoma	811	20,648
State Bancorp, Inc., New York	646	13,986
Sterling Bancshares, Inc.	3,968	45,870
Sterling Financial Corp., Pennsylvania	1,654	35,826
Sterling Financial Corp., Washington	1,908	62,754
Suffolk Bancorp	730	24,280
Summit Financial Group, Inc.	583	12,161
Sun Bancorp, Inc., New Jersey	1,196	22,569
Superior Bancorp (a)	2,117	23,287
Susquehanna Bancshares, Inc., Pennsylvania	2,636	63,949
SVB Financial Group (a)	1,754	84,718
Taylor Capital Group, Inc.	670	24,502
Temecula Valley Bancorp, Inc. (a)	461	10,778
Tennessee Commerce Bancorp, Inc. (a)	494	14,697
Texas Capital Bancshares, Inc. (a)	1,454	29,269
TIB Financial Corp.	776	12,742
Trico Bancshares	716	17,456
Trustmark Corp.	2,869	82,053
UCBH Holdings, Inc.	4,753	90,592
UMB Financial Corp.	1,977	74,592
Umpqua Holdings Corp.	2,737	73,926
Union Bankshares Corp.	660	17,470
United Bankshares, Inc., West Virginia	2,185	77,720
United Community Banks, Inc., Georgia	2,160	70,567
United Security Bancshares, Inc.	450	12,920
United Security Bancshares, California	422	8,765
Univest Corp. of Pennsylvania	562	13,718
Vineyard National Bancorp	343	8,386
Virginia Commerce Bancorp, Inc.	1,397	29,421
Virginia Financial Group, Inc.	513	12,374
Washington Banking Co., Oak Harbor	401	6,368
Washington Trust Bancorp, Inc.	617	17,171
WesBanco, Inc.	1,043	32,250
West Bancorp., Inc.	862	13,568
West Coast Bancorp, Oregon	748	22,702
Westamerica Bancorp.	1,589	78,020
Whitney Holding Corp.	3,201	101,536
Wilshire Bancorp, Inc.	1,594	27,162
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Wintrust Financial Corp.	1,360	$ 62,342
Yadkin Valley Financial Corp.	667	13,340
Yardville National Bancorp	458	16,813
Zions Bancorp	5,168	441,244
		9,568,974
Consumer Finance - 0.2%
Advanta Corp.:
Class A	426	16,312
Class B	983	41,060
Cash Systems, Inc. (a)	811	4,461
CompuCredit Corp. (a)	2,586	80,295
Consumer Portfolio Services, Inc. (a)	1,184	8,110
Credit Acceptance Corp. (a)	1,418	34,727
Dollar Financial Corp. (a)	1,401	35,894
EZCORP, Inc. Class A (a)	2,261	33,576
First Cash Financial Services, Inc. (a)	1,448	32,551
MRU Holdings, Inc. (a)(d)	1,159	7,534
Nicholas Financial, Inc. (a)	537	5,923
QC Holdings, Inc.	1,007	13,353
United Panam Financial Corp. (a)	805	9,998
World Acceptance Corp. (a)	763	31,283
		355,077
Diversified Financial Services - 0.2%
Ampal-American Israel Corp. Class A (a)	2,934	13,643
Asset Acceptance Capital Corp. (a)	1,529	22,553
Asta Funding, Inc. (d)	686	22,693
California First National Bancorp	627	8,471
Compass Diversified Trust	1,188	20,398
Elron Electronic Industries Ltd. (a)	1,076	13,504
Encore Capital Group, Inc. (a)	911	9,338
First Albany Companies, Inc. (a)	714	1,321
Marlin Business Services Corp. (a)	759	17,404
Medallion Financial Corp.	876	9,873
NewStar Financial, Inc.	1,551	28,019
Newtek Business Services, Inc. (a)	1,293	3,194
PICO Holdings, Inc. (a)	771	32,459
Portfolio Recovery Associates, Inc. (a)	701	30,872
Resource America, Inc. Class A	1,085	28,112
The NASDAQ Stock Market, Inc. (a)	5,610	167,907
		429,761
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 1.5%
21st Century Holding Co.	290	$ 5,345
Affirmative Insurance Holdings, Inc.	860	13,889
Alfa Corp.	4,233	77,083
Amcomp, Inc.	816	8,592
American National Insurance Co.	1,339	170,388
American Physicians Capital, Inc. (a)	634	23,509
Amerisafe, Inc. (a)	784	14,488
Amtrust Financial Services, Inc.	2,552	27,562
Arch Capital Group Ltd.	3,474	224,038
Argonaut Group, Inc. (a)	1,635	57,568
Baldwin & Lyons, Inc. Class B	518	12,779
Brooke Corp.	617	7,959
Cincinnati Financial Corp.	8,453	365,339
CRM Holdings Ltd. (a)	727	6,158
Direct General Corp.	835	17,351
Donegal Group, Inc. Class A	1,114	19,116
Eastern Insurance Holdings, Inc.	468	6,674
eHealth, Inc.	1,376	34,428
EMC Insurance Group	882	24,043
Enstar Group Ltd. (a)	585	58,793
Erie Indemnity Co. Class A	2,748	148,145
FPIC Insurance Group, Inc. (a)	638	28,238
Hallmark Financial Services, Inc. (a)	879	9,713
Harleysville Group, Inc.	1,578	51,301
Infinity Property & Casualty Corp.	878	40,546
IPC Holdings Ltd.	3,225	93,719
James River Group, Inc.	685	19,358
Kansas City Life Insurance Co.	582	26,248
Life Partners Holdings, Inc.	1,231	12,408
Max Re Capital Ltd.	3,137	76,731
Mercer Insurance Group, Inc.	261	5,022
Millea Holdings, Inc. sponsored ADR	1,865	69,154
National Atlantic Holdings Corp. Class A (a)	731	9,269
National Interstate Corp.	862	22,593
National Western Life Insurance Co. Class A	177	40,345
Navigators Group, Inc. (a)	935	46,470
Ohio Casualty Corp.	3,201	95,454
Philadelphia Consolidated Holdings Corp. (a)	3,559	163,394
PMA Capital Corp. Class A	1,857	17,437
Presidential Life Corp.	1,433	29,262
ProCentury Corp.	629	12,674
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Quanta Capital Holdings Ltd. (a)	2,049	$ 4,528
RAM Holdings Ltd.	1,178	19,307
Safety Insurance Group, Inc.	717	30,451
SeaBright Insurance Holdings, Inc. (a)	1,184	22,247
Selective Insurance Group, Inc.	2,764	67,552
Specialty Underwriters' Alliance, Inc. (a)	776	5,626
State Auto Financial Corp.	2,172	70,395
The Midland Co.	1,009	43,054
Tower Group, Inc.	937	32,027
United America Indemnity Ltd. Class A (a)	1,087	25,675
United Fire & Casualty Co.	1,472	51,005
Universal American Financial Corp. (a)	2,730	52,389
USI Holdings Corp. (a)	3,151	52,559
		2,669,398
Real Estate Investment Trusts - 0.0%
America First Apartment Investment, Inc.	776	15,287
Fieldstone Investment Corp.	1,600	7,872
Gladstone Commercial Corp.	882	17,861
Investors Real Estate Trust	1,872	18,814
Monmouth Real Estate Investment Corp. Class A	1,800	15,534
Origen Financial, Inc.	1,905	11,278
Vestin Realty Mortgage II, Inc.	1,572	8,489
		95,135
Real Estate Management & Development - 0.1%
Elbit Medical Imaging Ltd.	1,091	42,833
Eurotrust A/S sponsored ADR (a)	1,540	21,899
FirstService Corp. (sub. vtg.) (a)	1,234	30,830
Housevalues, Inc. (a)(d)	700	3,563
Meruelo Maddux Properties, Inc.	4,020	38,552
Move, Inc.	8,334	49,754
Stratus Properties, Inc. (a)	335	10,888
Thomas Properties Group, Inc.	845	12,929
ZipRealty, Inc. (a)(d)	624	4,611
		215,859
Thrifts & Mortgage Finance - 1.4%
Accredited Home Lenders Holding Co. (a)	1,227	27,583
American Bancorp of New Jersey, Inc.	850	10,013
Anchor BanCorp Wisconsin, Inc.	960	27,139
Atlantic Coast Federal Corp.	668	12,405
Bank Mutual Corp.	2,925	34,193
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
BankUnited Financial Corp. Class A	1,780	$ 43,468
Benjamin Franklin Bancorp, Inc.	462	6,990
Berkshire Bancorp, Inc.	927	14,387
Berkshire Hills Bancorp, Inc.	353	12,203
Beverly Hills Bancorp, Inc.	596	4,542
Brookline Bancorp, Inc., Delaware	3,519	44,902
Brooklyn Federal Bancorp, Inc.	773	10,899
Camco Financial Corp.	727	8,877
Capitol Federal Financial	3,646	136,543
CFS Bancorp, Inc.	485	7,115
Citizens First Bancorp, Inc., Delaware	345	8,670
Citizens South Banking Corp., Delaware	637	8,466
City Bank Lynnwood, Washington	1,023	32,092
Clayton Holdings, Inc.	1,314	29,145
Clifton Savings Bancorp, Inc.	1,352	15,967
Coastal Financial Corp.	1,423	22,910
Cooperative Bankshares, Inc.	391	6,870
Corus Bankshares, Inc. (d)	2,658	49,332
Dime Community Bancshares, Inc.	1,218	15,310
ESB Financial Corp.	1,247	13,705
First Busey Corp. (d)	1,177	25,694
First Defiance Financial Corp.	519	14,963
First Federal Bancshares of Arkansas, Inc.	569	13,428
First Financial Holdings, Inc.	912	31,601
First Financial Service Corp.	376	11,731
First Niagara Financial Group, Inc.	5,418	76,936
First PacTrust Bancorp, Inc.	595	16,601
First Place Financial Corp.	740	15,481
Flushing Financial Corp.	759	12,334
FMS Financial Corp.	631	20,400
Fox Chase Bancorp, Inc. (a)	558	7,812
Franklin Bank Corp.	1,290	23,801
Heritage Financial Group	814	13,228
HMN Financial, Inc.	448	15,425
Home Federal Bancorp, Inc., Delaware	612	9,443
Hudson City Bancorp, Inc.	27,188	364,319
K-Fed Bancorp	734	14,548
Kearny Financial Corp.	3,732	55,084
KNBT Bancorp, Inc.	1,288	19,475
Legacy Bancorp, Inc.	898	14,278
LSB Corp.	631	10,664
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
MAF Bancorp., Inc.	1,561	$ 69,074
MASSBANK Corp.	367	12,041
MutualFirst Financial, Inc.	550	11,193
NASB Financial, Inc.	336	11,747
NetBank, Inc.	3,997	12,870
NexCen Brands, Inc. (a)	2,467	25,755
Northeast Community Bancorp, Inc. (a)	544	6,370
Northwest Bancorp, Inc.	2,684	70,482
OceanFirst Financial Corp.	531	11,045
Oritani Financial Corp. (a)	1,950	30,030
Pamrapo Bancorp, Inc.	666	15,738
Parkvale Financial Corp.	256	7,667
Partners Trust Financial Group, Inc.	2,897	32,852
Pennfed Financial Services, Inc.	894	18,193
People's Bank	6,785	301,186
Provident Financial Holdings, Inc.	315	8,549
Provident New York Bancorp	2,528	34,254
Prudential Bancorp, Inc. of Pennsylvania	635	8,604
PSB Bancorp, Inc. (a)	759	12,334
Pulaski Financial Corp.	484	8,039
PVF Capital Corp.	500	5,935
Riverview Bancorp, Inc.	1,020	17,187
Rockville Financial, Inc.	725	10,868
Roma Financial Corp. (a)	1,235	18,229
Rome Bancorp, Inc.	1,067	13,391
Severn Bancorp, Inc.	616	13,860
SI Financial Group, Inc.	1,167	15,614
Synergy Financial Group, Inc., New Jersey	689	11,100
TierOne Corp.	794	22,065
Timberland Bancorp, Inc.	125	4,536
Triad Guaranty, Inc. (a)	653	29,685
Trustco Bank Corp., New York	4,338	42,903
United Community Financial Corp., Ohio	1,881	20,296
United Financial Bancorp, Inc.	906	13,273
United Western Bancorp, Inc.	373	8,810
ViewPoint Financial Group	1,624	27,689
Washington Federal, Inc.	4,332	103,015
Wauwatosa Holdings, Inc. (a)	1,226	21,712
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Willow Financial Bancorp, Inc.	911	$ 11,515
WSFS Financial Corp.	244	16,372
		2,527,050
TOTAL FINANCIALS		20,411,742
HEALTH CARE - 13.4%
Biotechnology - 6.6%
Aastrom Biosciences, Inc. (a)	3,712	5,308
Acadia Pharmaceuticals, Inc. (a)	1,282	8,923
Accentia Biopharmaceutical, Inc. (a)(d)	1,105	4,044
Achillion Pharmaceuticals, Inc.	888	7,015
Acorda Therapeutics, Inc.	1,103	23,946
AEterna Zentaris, Inc. (sub. vtg.) (a)	3,891	13,008
Affymax, Inc.	700	24,927
Alexion Pharmaceuticals, Inc. (a)	1,856	68,449
Alkermes, Inc. (a)	4,738	77,703
Allos Therapeutics, Inc. (a)	3,546	21,808
Alnylam Pharmaceuticals, Inc. (a)	1,694	31,847
Altus Pharmaceuticals, Inc.	1,380	22,535
Amgen, Inc. (a)	56,517	3,631,782
Amylin Pharmaceuticals, Inc. (a)	6,369	247,818
Anadys Pharmaceuticals, Inc. (a)	1,141	3,936
Angiotech Pharmaceuticals, Inc. (a)	4,579	30,343
Antigenics, Inc. (a)	2,149	3,933
Arena Pharmaceuticals, Inc. (a)	3,098	39,190
ARIAD Pharmaceuticals, Inc. (a)	5,143	24,841
ArQule, Inc. (a)	2,255	14,928
Array Biopharma, Inc. (a)	1,496	17,548
Avant Immunotherapeutics, Inc. (a)	3,213	4,595
AVI BioPharma, Inc. (a)	1,700	4,522
Avigen, Inc. (a)	1,684	11,704
BioCryst Pharmaceuticals, Inc. (a)	1,263	12,769
Bioenvision, Inc. (a)	1,026	4,596
Biogen Idec, Inc. (a)	16,197	731,942
BioMarin Pharmaceutical, Inc. (a)	4,374	74,489
Biomira, Inc. (a)	3,163	3,637
BioSphere Medical, Inc. (a)	967	6,614
Celgene Corp. (a)	18,134	966,542
Cell Genesys, Inc. (a)	1,539	4,986
Cell Therapeutics, Inc. (a)(d)	5,150	7,725
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Cephalon, Inc. (a)	3,061	$ 217,576
Cepheid, Inc. (a)	2,210	17,614
Coley Pharmaceutical Group, Inc. (a)	925	8,677
Combinatorx, Inc. (a)	1,079	8,805
Critical Therapeutics, Inc. (a)(d)	1,487	2,483
Crucell NV sponsored ADR (a)	512	12,938
Cubist Pharmaceuticals, Inc. (a)	2,437	48,813
CuraGen Corp. (a)	4,368	18,739
Curis, Inc. (a)	1,951	2,712
CV Therapeutics, Inc. (a)	3,316	42,345
Cyclacel Pharmaceuticals, Inc. (a)(d)	1,970	15,760
Cytokinetics, Inc. (a)	2,756	21,414
Cytori Therapeutics, Inc. (a)	434	2,430
CytRx Corp. (a)(d)	3,894	16,316
deCODE genetics, Inc. (a)	1,985	7,742
Dendreon Corp. (a)(d)	3,036	14,087
Digene Corp. (a)	1,205	56,972
DUSA Pharmaceuticals, Inc. (a)	923	3,794
Dyax Corp. (a)	782	3,003
Dynavax Technologies Corp. (a)	1,807	9,035
Encysive Pharmaceuticals, Inc. (a)	2,504	8,689
EntreMed, Inc. (a)	4,673	7,290
Enzon Pharmaceuticals, Inc. (a)	2,870	23,764
Exact Sciences Corp. (a)	1,230	3,333
Favrille, Inc. (a)	1,560	4,072
Forbes Medi-Tech, Inc. (a)	1,040	789
Genelabs Technologies, Inc. (a)	713	1,469
Genitope Corp. (a)	1,205	4,205
Genomic Health, Inc. (a)	998	18,752
Gentium Spa sponsored ADR (a)	725	15,921
GenVec, Inc. (a)	3,656	10,968
Genzyme Corp. (a)	12,660	782,388
Geron Corp. (a)	4,277	32,420
Gilead Sciences, Inc. (a)	22,114	1,582,478
GTx, Inc. (a)(d)	1,568	34,229
Hana Biosciences, Inc. (a)	1,626	6,195
Human Genome Sciences, Inc. (a)	6,500	71,500
Idenix Pharmaceuticals, Inc. (a)(d)	2,306	21,930
ImClone Systems, Inc. (a)	4,082	117,602
ImmunoGen, Inc. (a)	2,035	9,788
Immunomedics, Inc. (a)(d)	4,527	20,598
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Incyte Corp. (a)	4,105	$ 26,313
Indevus Pharmaceuticals, Inc. (a)	2,209	15,286
Infinity Pharmaceuticals, Inc. (a)	762	10,013
Inhibitex, Inc. (a)	1,533	2,545
Insmed, Inc. (a)	5,357	7,607
InterMune, Inc. (a)	1,746	52,939
Introgen Therapeutics, Inc. (a)(d)	1,380	5,727
Isis Pharmaceuticals, Inc. (a)	4,385	39,991
Keryx Biopharmaceuticals, Inc. (a)	1,806	20,588
Kosan Biosciences, Inc. (a)	2,686	15,740
La Jolla Pharmaceutical Co. (a)(d)	3,934	12,117
Lexicon Genetics, Inc. (a)	5,575	23,025
Ligand Pharmaceuticals, Inc. Class B (a)	3,655	41,082
MannKind Corp. (a)(d)	3,406	54,189
Marshall Edwards, Inc. (a)(d)	1,945	7,838
Martek Biosciences (a)	1,765	39,924
Maxygen, Inc. (a)	2,330	25,700
Medarex, Inc. (a)	5,999	82,066
MedImmune, Inc. (a)	11,491	366,678
Memory Pharmaceuticals Corp. (a)	4,800	13,968
Metabasis Therapeutics, Inc. (a)	1,518	12,220
Metabolix, Inc.	764	14,226
Micromet, Inc. (a)	415	1,137
Millennium Pharmaceuticals, Inc. (a)	15,052	162,562
Molecular Insight Pharmaceuticals, Inc.	308	4,059
Momenta Pharmaceuticals, Inc. (a)	1,763	21,614
Monogram Biosciences, Inc. (a)	6,461	12,793
Myriad Genetics, Inc. (a)	1,843	61,667
Nabi Biopharmaceuticals (a)	3,990	21,147
Neopharm, Inc. (a)	731	1,389
Neose Technologies, Inc. (a)	1,126	2,410
Neurochem, Inc. (a)(d)	2,029	29,770
Neurocrine Biosciences, Inc. (a)	2,477	31,235
Neurogen Corp. (a)	1,639	10,277
Northfield Laboratories, Inc. (a)(d)	1,696	6,597
Novacea, Inc.	1,052	6,838
Novavax, Inc. (a)	2,057	6,829
NPS Pharmaceuticals, Inc. (a)	3,631	12,745
Nuvelo, Inc. (a)	2,576	8,449
Nymox Pharmaceutical Corp. (a)	1,810	10,263
Omrix Biopharmaceuticals, Inc.	883	31,611
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Oncolytics Biotech, Inc. (a)	1,142	$ 2,295
ONYX Pharmaceuticals, Inc. (a)	1,959	51,424
Orchid Cellmark, Inc. (a)	1,015	4,162
Orthologic Corp. (a)	1,251	1,989
Oscient Pharmaceuticals Corp. (a)	769	3,991
OSI Pharmaceuticals, Inc. (a)	2,631	91,033
Osiris Therapeutics, Inc. (d)	1,517	21,632
OXiGENE, Inc. (a)	1,607	6,846
Panacos Pharmaceuticals, Inc. (a)	3,400	14,620
PDL BioPharma, Inc. (a)	5,886	112,364
Peregrine Pharmaceuticals, Inc. (a)	16,220	16,707
Pharmacopeia Drug Discovery, Inc. (a)	368	1,719
Pharmacyclics, Inc. (a)	1,146	3,530
Pharmion Corp. (a)	1,387	36,312
Poniard Pharmaceuticals, Inc. (a)(d)	1,760	10,402
Progen Industries Ltd. (a)	2,848	14,250
Progenics Pharmaceuticals, Inc. (a)	1,445	40,099
QLT, Inc. (a)	4,361	36,632
Regeneron Pharmaceuticals, Inc. (a)	3,097	61,444
Renovis, Inc. (a)	1,133	3,977
Rigel Pharmaceuticals, Inc. (a)	2,099	21,977
Sangamo Biosciences, Inc. (a)	2,130	15,038
Savient Pharmaceuticals, Inc. (a)	2,981	40,363
SciClone Pharmaceuticals, Inc. (a)	1,927	5,897
Seattle Genetics, Inc. (a)	1,337	10,429
Senomyx, Inc. (a)	1,884	23,776
SIGA Technologies, Inc. (a)	2,219	8,787
Sonus Pharmaceuticals, Inc. (a)	1,497	8,039
StemCells, Inc. (a)	2,240	5,869
Sunesis Pharmaceuticals, Inc. (a)	1,761	7,572
Tanox, Inc. (a)	1,943	37,694
Targacept, Inc.	1,419	12,870
Telik, Inc. (a)(d)	2,715	15,747
Tercica, Inc. (a)	2,496	12,979
Threshold Pharmaceuticals, Inc. (a)	1,985	3,017
TorreyPines Therapeutics, Inc. (a)	277	2,163
Trimeris, Inc. (a)	671	7,670
Trubion Pharmaceuticals, Inc. (d)	854	15,440
United Therapeutics Corp. (a)	930	52,266
Vanda Pharmaceuticals, Inc.	1,177	28,319
Vertex Pharmaceuticals, Inc. (a)	6,150	188,744
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
ViaCell, Inc. (a)	1,828	$ 9,615
Vical, Inc. (a)	1,765	9,213
Vion Pharmaceuticals, Inc. (a)	2,003	2,984
XOMA Ltd. (a)	8,572	27,430
Zymogenetics, Inc. (a)	3,440	51,600
		11,961,688
Health Care Equipment & Supplies - 2.3%
Abaxis, Inc. (a)	1,298	29,607
Abiomed, Inc. (a)	1,046	14,623
Accuray, Inc.	2,357	60,056
Adeza Biomedical Corp. (a)	684	16,594
Align Technology, Inc. (a)	3,604	59,178
Alphatec Holdings, Inc.	1,065	4,974
American Medical Systems Holdings, Inc. (a)	3,670	74,648
Analogic Corp.	575	32,171
Angiodynamics, Inc. (a)	981	23,544
Anika Therapeutics, Inc. (a)	525	7,119
Arrow International, Inc.	2,066	68,942
ArthroCare Corp. (a)	1,427	51,871
Aspect Medical Systems, Inc. (a)	1,014	16,376
Atricure, Inc. (a)	695	7,068
Atrion Corp.	134	12,730
BioLase Technology, Inc. (a)	592	4,996
Biomet, Inc.	11,856	501,864
Biosite, Inc. (a)	731	38,831
Candela Corp. (a)	1,339	15,251
Cardiac Science Corp. (a)	1,773	15,124
Cardiodynamics International Corp. (a)	1,574	1,747
Cerus Corp. (a)	1,646	8,790
China Medical Technologies, Inc. sponsored ADR (a)	1,179	29,499
Cholestech Corp. (a)	816	13,342
Clinical Data, Inc. (a)	468	9,627
Conceptus, Inc. (a)	1,695	31,832
CONMED Corp. (a)	1,180	32,285
Cutera, Inc. (a)	521	18,209
Cyberonics, Inc. (a)	1,499	30,700
Cynosure, Inc. Class A (a)	715	15,787
Cytyc Corp. (a)	5,360	162,408
Dade Behring Holdings, Inc.	4,286	175,555
Datascope Corp.	626	22,411
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
DENTSPLY International, Inc.	7,331	$ 231,220
DexCom, Inc. (a)	1,171	9,473
E-Z-EM, Inc. (a)	876	15,496
Electro-Optical Sciences, Inc. (a)	1,612	9,027
Endologix, Inc. (a)	1,944	8,165
EPIX Pharmaceuticals, Inc. (a)	1,392	9,354
ev3, Inc. (a)	2,664	52,321
Exactech, Inc. (a)	534	8,202
Foxhollow Technologies, Inc. (a)	1,241	27,749
Gen-Probe, Inc. (a)	2,505	120,290
Given Imaging Ltd. (a)	1,505	32,312
Hansen Medical, Inc.	718	12,005
HealthTronics, Inc. (a)	1,523	9,397
Hologic, Inc. (a)	2,480	136,524
Home Diagnostics, Inc.	835	9,711
I-Flow Corp. (a)	1,516	21,846
ICU Medical, Inc. (a)	598	23,358
IDEXX Laboratories, Inc. (a)	1,445	124,530
Immucor, Inc. (a)	3,222	95,822
Integra LifeSciences Holdings Corp. (a)	1,328	55,842
IntraLase Corp. (a)	1,689	41,651
Intuitive Surgical, Inc. (a)	1,861	206,757
IRIS International, Inc. (a)	690	7,825
Kensey Nash Corp. (a)	550	15,763
Kyphon, Inc. (a)	2,075	93,603
LeMaitre Vascular, Inc.	2,056	13,652
LifeCell Corp. (a)	1,851	44,183
Lifecore Biomedical, Inc. (a)	614	10,481
Medical Action Industries, Inc. (a)	742	16,487
Meridian Bioscience, Inc.	1,501	40,317
Merit Medical Systems, Inc. (a)	1,302	18,319
Microtek Medical Holdings, Inc. (a)	1,585	7,497
Micrus Endovascular Corp. (a)	653	13,517
National Dentex Corp. (a)	337	5,729
Natus Medical, Inc. (a)	1,461	23,537
Neogen Corp. (a)	709	16,201
NeuroMetrix, Inc. (a)(d)	497	5,656
NMT Medical, Inc. (a)	513	7,136
Northstar Neuroscience, Inc.	1,641	19,758
NUCRYST Pharmaceuticals Corp. (a)	862	3,060
Nutraceutical International Corp. (a)	719	12,007
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
NuVasive, Inc. (a)	1,853	$ 43,786
NxStage Medical, Inc. (a)	2,124	26,019
OccuLogix, Inc. (a)	1,709	2,871
OraSure Technologies, Inc. (a)	2,902	23,100
Orthofix International NV (a)	715	35,121
Orthovita, Inc. (a)	3,496	11,782
Osteotech, Inc. (a)	1,235	9,423
Palomar Medical Technologies, Inc. (a)	808	33,031
PolyMedica Corp.	1,048	43,387
Possis Medical, Inc. (a)	574	7,043
Quidel Corp. (a)	1,589	17,114
Regeneration Technologies, Inc. (a)	856	6,052
Respironics, Inc. (a)	3,905	159,988
Rochester Medical Corp.	328	5,173
Shamir Optical Industry Ltd. (a)	707	6,229
Sirona Dental Systems, Inc.	2,699	100,457
Somanetics Corp. (a)	471	9,656
Sonic Innovations, Inc. (a)	1,373	9,803
SonoSite, Inc. (a)	970	29,178
Staar Surgical Co. (a)	832	5,125
Stereotaxis, Inc. (a)	2,207	25,403
SurModics, Inc. (a)(d)	854	31,607
Synergetics USA, Inc. (a)	1,175	4,888
Syneron Medical Ltd. (a)	1,227	32,773
Synovis Life Technologies, Inc. (a)	230	2,866
The Spectranetics Corp. (a)	1,041	10,941
Thermage, Inc.	2,189	19,044
Thermogenesis Corp. (a)	4,407	13,529
Thoratec Corp. (a)	2,383	46,826
Trinity Biotech PLC sponsored ADR (a)	674	6,828
Utah Medical Products, Inc.	500	17,440
Vascular Solutions, Inc. (a)	1,180	11,989
Vital Signs, Inc.	650	34,372
Vnus Medical Technologies, Inc. (a)	439	4,530
Volcano Corp.	2,122	40,339
Wright Medical Group, Inc. (a)	1,694	37,861
Xtent, Inc.	1,150	16,848
Young Innovations, Inc.	390	9,961
Zoll Medical Corp.	738	20,524
		4,216,446
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 1.5%
Air Methods Corp. (a)	370	$ 9,246
Allied Healthcare International, Inc. (a)	1,897	5,710
Allion Healthcare, Inc. (a)	696	3,654
Amedisys, Inc. (a)	1,257	40,199
America Service Group, Inc. (a)	530	8,088
American Dental Partners, Inc. (a)	487	9,862
AmSurg Corp. (a)	1,724	39,738
Animal Health International, Inc.	431	5,560
Bio-Reference Laboratories, Inc. (a)	768	18,808
BioScrip, Inc. (a)	895	2,828
Chindex International, Inc. (a)	642	10,940
Corvel Corp. (a)	589	17,741
Cross Country Healthcare, Inc. (a)	1,487	28,327
Dialysis Corp. of America (a)	301	4,154
Express Scripts, Inc. (a)	6,567	495,217
Genesis HealthCare Corp. (a)	1,088	68,598
Gentiva Health Services, Inc. (a)	1,753	34,604
Health Grades, Inc. (a)	1,360	7,562
HealthExtras, Inc. (a)	1,922	50,933
Healthways, Inc. (a)	1,586	68,975
Henry Schein, Inc. (a)	4,259	222,192
HMS Holdings Corp. (a)	1,151	22,790
Horizon Health Corp. (a)	524	10,239
Hythiam, Inc. (a)(d)	2,725	21,800
InVentiv Health, Inc. (a)	1,512	55,143
LCA-Vision, Inc.	1,176	51,274
LHC Group, Inc. (a)	705	20,219
LifePoint Hospitals, Inc. (a)	2,953	108,080
Lincare Holdings, Inc. (a)	4,502	175,803
Magellan Health Services, Inc. (a)	1,686	70,492
Matria Healthcare, Inc. (a)	1,238	31,408
Medcath Corp. (a)	881	25,567
MWI Veterinary Supply, Inc. (a)	434	13,467
National Medical Health Card Systems, Inc. (a)	330	4,646
National Research Corp.	370	8,395
NationsHealth, Inc. (a)	1,400	2,086
Nighthawk Radiology Holdings, Inc.	1,452	30,173
NovaMed Eyecare, Inc. (a)	1,179	8,725
Odyssey Healthcare, Inc. (a)	1,312	17,817
Option Care, Inc.	2,087	27,715
Patterson Companies, Inc. (a)	6,718	224,247
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
PDI, Inc. (a)	594	$ 5,999
Pediatric Services of America, Inc. (a)	991	12,883
Providence Service Corp. (a)	853	18,766
PSS World Medical, Inc. (a)	3,521	73,026
Psychiatric Solutions, Inc.	2,686	107,333
QMed, Inc.	603	2,701
Radiation Therapy Services, Inc. (a)	1,013	30,572
ResCare, Inc. (a)	1,516	27,015
Rotech Healthcare, Inc. (a)	695	1,967
Rural/Metro Corp. (a)	909	6,881
Sun Healthcare Group, Inc. (a)	1,343	17,660
Symbion, Inc. (a)	887	18,521
TLC Vision Corp. (a)	4,732	26,263
U.S. Physical Therapy, Inc. (a)	574	7,755
United Surgical Partners International, Inc. (a)	2,030	61,996
VCA Antech, Inc. (a)	4,015	147,391
Visicu, Inc.	1,157	8,134
VistaCare, Inc. Class A (a)	1,578	14,865
		2,672,750
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	2,679	72,547
AMICAS, Inc. (a)	2,483	7,101
Cerner Corp. (a)	3,921	204,323
Computer Programs & Systems, Inc.	414	11,915
Dendrite International, Inc. (a)	1,871	23,837
Eclipsys Corp. (a)	2,621	54,831
Emageon, Inc. (a)	1,549	18,077
Emdeon Corp. (a)	8,147	121,716
iCAD, Inc. (a)	4,064	16,175
Merge Technologies, Inc.	930	4,687
Omnicell, Inc. (a)	1,262	24,495
Phase Forward, Inc. (a)	1,828	24,184
Systems Xcellence, Inc. (a)	785	15,357
TriZetto Group, Inc. (a)	2,265	47,180
Vital Images, Inc. (a)	671	23,062
WebMD Health Corp. Class A (a)	633	34,049
		703,536
Life Sciences Tools & Services - 0.8%
Acacia Research Corp. - CombiMatrix (a)	1,427	1,027
Accelrys, Inc. (a)	737	4,687
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Advanced Magnetics, Inc. (a)	767	$ 45,230
Affymetrix, Inc. (a)	3,351	86,221
Albany Molecular Research, Inc. (a)	1,520	14,379
BioVeris Corp. (a)	1,519	17,909
Bruker BioSciences Corp. (a)	5,167	46,555
Caliper Life Sciences, Inc. (a)	1,798	10,482
Compugen Ltd. (a)	1,757	4,322
Dionex Corp. (a)	966	59,525
Diversa Corp. (a)	2,561	19,233
Draxis Health, Inc. (a)	1,236	6,626
Encorium Group, Inc. (a)	2,146	9,335
eResearchTechnology, Inc. (a)	3,519	24,915
Exelixis, Inc. (a)	4,159	41,881
Gene Logic, Inc. (a)	1,810	3,258
Harvard Bioscience, Inc. (a)	973	4,933
ICON PLC sponsored ADR	1,235	51,314
Illumina, Inc. (a)	3,227	108,395
Immunicon Corp. (a)	1,388	3,942
Invitrogen Corp. (a)	2,226	140,795
Kendle International, Inc. (a)	567	19,647
Luminex Corp. (a)	1,247	17,545
Medtox Scientific, Inc. (a)	1,001	13,223
Molecular Devices Corp. (a)	1,146	40,442
Nanogen, Inc. (a)	940	1,335
Nektar Therapeutics (a)	4,545	53,904
PAREXEL International Corp. (a)	1,314	44,689
Pharmaceutical Product Development, Inc.	5,522	175,544
PharmaNet Development Group, Inc. (a)	1,096	22,271
PRA International (a)	950	19,057
QIAGEN NV (a)	7,452	122,138
Sequenom, Inc. (a)	966	4,048
Stratagene Corp.	589	5,036
Techne Corp. (a)	1,927	108,529
Third Wave Technologies, Inc. (a)	1,721	9,052
Varian, Inc. (a)	1,384	75,331
Ventana Medical Systems, Inc. (a)	1,698	68,345
		1,505,100
Pharmaceuticals - 1.8%
Abraxis BioScience, Inc. (a)	8,347	219,860
Acusphere, Inc. (a)	1,243	3,369
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Adams Respiratory Therapeutics, Inc. (a)	1,709	$ 62,071
Adolor Corp. (a)	1,931	12,899
Advancis Pharmaceutical Corp. (a)(d)	1,591	3,993
Akorn, Inc. (a)	4,150	24,527
Alexza Pharmaceuticals, Inc.	730	7,315
Amarin Corp. PLC sponsored ADR (a)	2,701	4,781
Anesiva, Inc. (a)	2,189	17,578
Artes Medical, Inc. (d)	1,628	13,415
Aspreva Pharmaceuticals Corp. (a)	1,679	36,837
Atherogenics, Inc. (a)(d)	2,323	25,390
Auxilium Pharmaceuticals, Inc. (a)	1,496	18,595
AVANIR Pharmaceuticals Class A (a)	1,525	2,837
Axcan Pharma, Inc. (a)	2,566	40,721
Barrier Therapeutics, Inc. (a)	1,043	6,853
Beijing Med-Pharm Corp. (a)	2,286	18,471
BioMimetic Therapeutics, Inc.	903	14,909
Cadence Pharmaceuticals, Inc. (d)	1,375	19,608
Cardiome Pharma Corp. (a)	2,222	24,486
Collagenex Pharmaceuticals, Inc. (a)	1,553	20,997
Columbia Laboratories, Inc. (a)	1,899	2,697
Cypress Bioscience, Inc. (a)	1,387	10,763
DepoMed, Inc. (a)	1,263	4,383
Discovery Laboratories, Inc. (a)	2,549	5,608
Durect Corp. (a)	2,421	9,757
Emisphere Technologies, Inc. (a)	1,366	6,857
Endo Pharmaceuticals Holdings, Inc. (a)	6,283	196,092
Epicept Corp. (a)	147	238
Flamel Technologies SA sponsored ADR (a)(d)	1,311	41,179
Generex Biotechnology Corp. (a)(d)	5,909	10,459
Hi-Tech Pharmacal Co., Inc. (a)	462	5,087
Hollis-Eden Pharmaceuticals, Inc. (a)	580	3,132
Inspire Pharmaceuticals, Inc. (a)	3,078	21,238
Ista Pharmaceuticals, Inc. (a)	753	6,114
Labopharm, Inc. (a)	3,695	21,073
Matrixx Initiatives, Inc. (a)	372	6,648
Medicines Co. (a)	2,401	64,755
MGI Pharma, Inc. (a)	3,956	83,946
Nastech Pharmaceutical Co., Inc. (a)	1,139	13,167
New River Pharmaceuticals, Inc.	1,868	118,151
Nexmed, Inc. (a)	672	874
NitroMed, Inc. (a)	982	3,781
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Noven Pharmaceuticals, Inc. (a)	1,490	$ 36,684
Novogen Ltd. sponsored ADR (a)	97	1,071
Obagi Medical Products, Inc.	1,753	22,526
Pain Therapeutics, Inc. (a)	3,006	23,717
Penwest Pharmaceuticals Co. (a)	1,484	19,633
Perrigo Co.	4,258	71,109
Pharmos Corp. (a)	462	721
Pozen, Inc. (a)	1,285	20,213
Quigley Corp. (a)	1,566	10,727
Replidyne, Inc.	1,754	9,910
Repros Therapeutics, Inc. (a)	995	11,273
Salix Pharmaceuticals Ltd. (a)	2,714	38,566
Santarus, Inc. (a)	3,045	20,127
Sciele Pharma, Inc. (a)	1,460	33,580
Sepracor, Inc. (a)	5,338	280,565
Shire PLC sponsored ADR	2,650	170,846
Somaxon Pharmaceuticals, Inc. (a)	769	8,728
Spectrum Pharmaceuticals, Inc. (a)(d)	2,018	12,047
SuperGen, Inc. (a)	2,381	11,381
Teva Pharmaceutical Industries Ltd. sponsored ADR	28,760	1,022,706
ViroPharma, Inc. (a)	3,623	57,968
Vivus, Inc. (a)	2,040	8,058
Warner Chilcott Ltd.	12,157	180,896
Westaim Corp. (a)	3,289	3,234
Xenoport, Inc. (a)	985	25,393
Zila, Inc. (a)	3,259	6,876
		3,344,066
TOTAL HEALTH CARE		24,403,586
INDUSTRIALS - 6.0%
Aerospace & Defense - 0.3%
AeroVironment, Inc.	871	18,526
Applied Signal Technology, Inc.	561	9,043
Argon ST, Inc. (a)	1,454	35,230
Astronics Corp. (a)	755	13,477
BE Aerospace, Inc. (a)	3,914	118,164
Ceradyne, Inc. (a)	1,446	74,614
Elbit Systems Ltd.	2,078	71,255
Herley Industries, Inc. (a)	746	11,466
Innovative Solutions & Support, Inc. (a)	567	11,845
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Ionatron, Inc. (d)	2,941	$ 15,499
Ladish Co., Inc. (a)	750	31,350
LMI Aerospace, Inc. (a)	448	8,060
MTC Technologies, Inc. (a)	622	13,130
Sypris Solutions, Inc.	676	4,117
Taser International, Inc. (a)	3,257	25,861
		461,637
Air Freight & Logistics - 0.7%
ABX Air, Inc. (a)	3,839	28,601
Atlas Air Worldwide Holdings, Inc. (a)	1,069	52,221
C.H. Robinson Worldwide, Inc.	8,227	419,248
Dynamex, Inc. (a)	596	14,280
EGL, Inc. (a)	1,986	69,927
Expeditors International of Washington, Inc.	9,969	447,110
Forward Air Corp.	1,693	55,226
Hub Group, Inc. Class A	1,704	53,966
Pacer International, Inc.	1,724	46,600
Park-Ohio Holdings Corp. (a)	439	8,007
UTI Worldwide, Inc.	4,610	138,945
		1,334,131
Airlines - 0.4%
Allegiant Travel Co.	900	30,744
Frontier Airlines Holdings, Inc. (a)(d)	1,453	9,750
JetBlue Airways Corp. (a)	8,391	103,293
MAIR Holdings, Inc. (a)	1,544	10,499
Mesa Air Group, Inc. (a)	2,636	20,060
Pinnacle Airlines Corp. (a)	841	15,096
Republic Airways Holdings, Inc. (a)	1,879	37,242
Ryanair Holdings PLC sponsored ADR (a)(d)	5,796	259,951
SkyWest, Inc.	3,265	83,421
UAL Corp. (a)	5,459	218,305
		788,361
Building Products - 0.1%
Aaon, Inc.	568	15,773
American Woodmark Corp.	798	31,713
Apogee Enterprises, Inc.	1,220	25,596
Builders FirstSource, Inc. (a)	2,105	37,932
Dayton Superior Corp.	1,151	13,237
Insteel Industries, Inc.	1,270	23,381
PGT, Inc.	1,123	14,509
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
PW Eagle, Inc.	493	$ 16,377
Quixote Corp.	489	9,995
Universal Forest Products, Inc.	846	43,848
US Home Systems, Inc. (a)	1,009	12,824
		245,185
Commercial Services & Supplies - 1.5%
51job, Inc. sponsored ADR (a)	198	3,218
Advisory Board Co. (a)	1,031	53,622
American Ecology Corp.	1,049	19,774
APAC Customer Services, Inc. (a)	2,411	11,549
Arrowhead Research Corp. (a)	1,920	7,277
Barrett Business Services, Inc.	449	10,942
Casella Waste Systems, Inc. Class A (a)	817	9,649
CECO Environmental Corp. (a)	1,050	16,632
Cintas Corp.	7,712	311,411
Clean Harbors, Inc. (a)	1,021	51,571
Comsys IT Partners, Inc. (a)	927	18,447
Copart, Inc. (a)	4,283	126,134
Corporate Executive Board Co.	1,961	152,585
CoStar Group, Inc. (a)	996	46,683
CRA International, Inc. (a)	570	29,520
Danka Business Systems PLC sponsored ADR (a)	836	1,120
Diamond Management & Technology Consultants, Inc.	2,113	31,885
Exponent, Inc. (a)	884	16,274
First Advantage Corp. Class A (a)	418	10,404
First Consulting Group, Inc. (a)	1,495	18,060
Fuel Tech, Inc. (a)	1,311	33,299
G&K Services, Inc. Class A	958	36,011
GeoEye, Inc. (a)	693	12,564
Healthcare Services Group, Inc.	1,382	38,751
Heidrick & Struggles International, Inc. (a)	758	34,739
Herman Miller, Inc.	3,132	120,488
Hill International, Inc. (a)	1,485	11,390
Hudson Highland Group, Inc. (a)	1,554	25,299
Huron Consulting Group, Inc. (a)	1,017	64,478
ICF International, Inc.	519	7,666
ICT Group, Inc. (a)	936	25,328
Innerworkings, Inc.	2,410	32,656
Integrated Alarm Services Group, Inc. (a)	634	2,454
Interface, Inc. Class A (a)	2,168	34,298
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Intersections, Inc. (a)	441	$ 5,076
Kelly Services, Inc. Class A (non-vtg.)	1,645	50,617
Kenexa Corp. (a)	1,120	37,733
Kforce, Inc. (a)	2,039	27,730
Layne Christensen Co. (a)	643	20,602
Learning Tree International, Inc. (a)	1,097	12,319
LECG Corp. (a)	1,580	21,235
McGrath RentCorp.	1,132	33,700
Mobile Mini, Inc.	1,580	42,549
Monster Worldwide, Inc. (a)	6,076	302,949
Multi-Color Corp.	334	11,663
On Assignment, Inc. (a)	1,390	17,041
PeopleSupport, Inc. (a)	1,045	22,112
Perma-Fix Environmental Services, Inc. (a)	2,601	5,800
RCM Technologies, Inc. (a)	1,992	13,526
Resources Connection, Inc. (a)	2,240	72,486
School Specialty, Inc. (a)	1,009	37,646
Standard Parking Corp. (a)	633	21,516
Stericycle, Inc. (a)	2,094	162,934
Synagro Technologies, Inc.	2,757	15,742
Taleo Corp. Class A (a)	824	13,184
Team, Inc. (a)	380	12,981
Teletech Holdings, Inc. (a)	3,287	103,475
Tetra Tech, Inc. (a)	2,922	52,099
Thomas Group	587	7,132
TRM Corp. (a)	430	1,260
United Stationers, Inc. (a)	1,398	76,890
Waste Industries USA, Inc.	588	14,918
Waste Services, Inc. (a)	2,681	28,660
WCA Waste Corp. (a)	2,105	15,977
		2,687,730
Construction & Engineering - 0.2%
Foster Wheeler Ltd. (a)	3,221	178,057
Insituform Technologies, Inc. Class A (a)	1,365	34,589
Integrated Electrical Services, Inc. (a)	652	15,289
KHD Humboldt Wedag International Ltd. (a)	759	29,092
Modtech Holdings, Inc. (a)	1,009	3,925
Sterling Construction Co., Inc. (a)	341	6,418
Washington Group International, Inc. (a)	1,416	83,006
		350,376
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.5%
Active Power, Inc. (a)	2,586	$ 5,379
American Superconductor Corp. (a)(d)	1,535	20,630
BTU International, Inc. (a)	1,188	11,832
Canadian Solar, Inc.	1,100	12,243
Capstone Turbine Corp. (a)	3,505	3,084
China BAK Battery, Inc. (a)	3,333	12,932
Deswell Industries, Inc.	609	7,314
Distributed Energy Systems Corp. (a)	1,083	3,281
Encore Wire Corp. (d)	1,157	30,036
Energy Conversion Devices, Inc. (a)(d)	1,796	54,060
Evergreen Solar, Inc. (a)(d)	3,457	34,224
First Solar, Inc.	3,253	155,331
Franklin Electric Co., Inc.	1,044	50,592
FuelCell Energy, Inc. (d)	2,199	15,173
Genlyte Group, Inc. (a)	1,392	96,591
Hoku Scientific, Inc. (a)	796	4,187
Hydrogenics Corp. (a)(d)	3,294	3,854
II-VI, Inc. (a)	1,568	48,483
LSI Industries, Inc.	1,131	18,673
Medis Technologies Ltd. (a)(d)	1,387	23,829
Microvision, Inc. (a)(d)	1,063	3,635
Plug Power, Inc. (a)	6,316	21,980
Powell Industries, Inc. (a)	482	14,537
Power-One, Inc. (a)	3,532	21,757
Preformed Line Products Co.	259	8,658
Solarfun Power Holdings Co. Ltd. ADR	355	5,073
Superior Essex, Inc. (a)	830	26,402
TAT Technologies Ltd.	78	1,945
Ultralife Batteries, Inc. (a)	686	6,174
Valence Technology, Inc. (a)(d)	2,374	4,107
Vicor Corp.	1,288	12,030
Woodward Governor Co.	1,843	76,779
		814,805
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	970	28,043
Machinery - 1.1%
3D Systems Corp. (a)(d)	683	12,396
A.S.V., Inc. (a)(d)	1,701	26,536
Altra Holdings, Inc.	1,190	17,921
American Railcar Industries, Inc.	997	30,548
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
American Science & Engineering, Inc. (a)	467	$ 23,892
Astec Industries, Inc. (a)	1,059	40,729
Axsys Technologies, Inc. (a)	558	9,475
Basin Water, Inc.	502	3,936
Bucyrus International, Inc. Class A	1,651	84,118
Chart Industries, Inc.	1,692	28,747
Columbus McKinnon Corp. (NY Shares) (a)	1,206	27,979
Commercial Vehicle Group, Inc. (a)	1,291	25,032
Dynamic Materials Corp.	432	13,509
Flanders Corp. (a)	1,144	8,935
Flow International Corp. (a)	1,397	16,932
Force Protection, Inc. (a)(d)	2,800	45,640
FreightCar America, Inc.	549	27,197
Gehl Co. (a)	645	16,357
Hardinge, Inc.	423	9,475
Hurco Companies, Inc. (a)	280	10,830
Joy Global, Inc.	5,844	259,123
K-Tron International, Inc. (a)	110	7,952
L.B. Foster Co. Class A (a)	446	8,809
Lincoln Electric Holdings, Inc.	1,998	124,675
MFRI, Inc. (a)	600	11,190
Middleby Corp. (a)	455	50,177
Nordson Corp.	1,727	84,243
Omega Flex, Inc.	414	9,315
PACCAR, Inc.	11,891	826,306
Portec Rail Products, Inc.	692	7,093
RBC Bearings, Inc. (a)	1,180	38,503
Sun Hydraulics Corp.	516	11,347
Tecumseh Products Co.:
Class A (non-vtg.) (a)	517	8,799
Class B (a)	262	4,428
TurboChef Technologies, Inc. (a)(d)	1,655	24,842
Twin Disc, Inc.	227	9,750
Volvo AB sponsored ADR	595	45,797
		2,012,533
Marine - 0.2%
Alexander & Baldwin, Inc.	2,134	105,462
American Commercial Lines, Inc. (a)	2,846	102,826
Aries Maritime Transport Ltd.	1,020	8,833
DryShips, Inc.	1,164	22,116
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - continued
Eagle Bulk Shipping, Inc.	1,421	$ 28,420
Genco Shipping & Trading Ltd.	1,443	43,867
Omega Navigation Enterprises, Inc. Class A	751	10,957
Quintana Maritime Ltd.	2,920	40,325
Stolt-Nielsen SA Class B sponsored ADR	1,551	41,086
TBS International Ltd. Class A (a)	745	7,614
The Cronos Group	752	11,250
Ultrapetrol Ltd.	1,325	23,877
		446,633
Road & Rail - 0.6%
AMERCO (a)	1,087	70,677
Arkansas Best Corp.	1,076	42,470
Celadon Group, Inc. (a)	1,014	18,161
Covenant Transport, Inc. Class A (a)	611	7,069
Frozen Food Express Industries, Inc.	698	5,849
Heartland Express, Inc.	4,452	73,503
J.B. Hunt Transport Services, Inc.	7,180	190,701
Landstar System, Inc.	2,618	116,998
Marten Transport Ltd. (a)	1,029	17,174
Old Dominion Freight Lines, Inc. (a)	1,936	60,229
P.A.M. Transportation Services, Inc. (a)	668	15,297
Patriot Transportation Holding, Inc. (a)	115	9,804
Quality Distribution, Inc. (a)	1,569	13,493
Saia, Inc. (a)	638	17,379
Swift Transportation Co., Inc.	3,686	113,492
Trailer Bridge, Inc. (a)	1,676	14,162
U.S. Xpress Enterprises, Inc. Class A (a)	842	16,242
Universal Truckload Services, Inc. (a)	990	24,008
USA Truck, Inc. (a)	550	8,927
Vitran Corp., Inc. (a)	474	8,973
Werner Enterprises, Inc.	3,537	68,193
YRC Worldwide, Inc. (a)	2,743	119,266
		1,032,067
Trading Companies & Distributors - 0.4%
Aceto Corp.	828	6,914
Beacon Roofing Supply, Inc. (a)	2,041	33,942
Electro Rent Corp. (a)	1,299	19,758
Fastenal Co.	7,363	259,693
H&E Equipment Services, Inc.	2,073	54,748
Houston Wire & Cable Co. (d)	1,437	35,594
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Industrial Distribution Group, Inc. (a)	1,274	$ 16,460
Kaman Corp.	987	22,513
Lawson Products, Inc.	395	15,480
Mitsui & Co. Ltd. sponsored ADR	13	4,605
NuCo2, Inc. (a)	701	17,203
Rush Enterprises, Inc.:
Class A (a)	983	18,254
Class B (a)	673	11,952
UAP Holding Corp.	2,572	65,252
Williams Scotsman International, Inc. (a)	2,309	47,011
Willis Lease Finance Corp.	1,417	14,879
		644,258
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte Sab de CV ADR	549	12,891
TOTAL INDUSTRIALS		10,858,650
INFORMATION TECHNOLOGY - 47.7%
Communications Equipment - 8.9%
3Com Corp. (a)	18,500	71,595
Acme Packet, Inc.	2,767	45,960
ADC Telecommunications, Inc. (a)	5,591	91,804
Adtran, Inc.	3,380	77,841
Airspan Networks, Inc. (a)	2,489	11,300
Alvarion Ltd. (a)	2,562	19,932
Anaren, Inc. (a)	662	11,036
Andrew Corp. (a)	7,949	84,418
Arris Group, Inc. (a)	5,672	74,530
AudioCodes Ltd. (a)	1,741	16,975
Avanex Corp. (a)	12,464	23,308
Avici Systems, Inc. (a)	537	4,709
Avocent Corp. (a)	2,483	79,034
Aware, Inc. (a)	1,453	7,977
Bel Fuse, Inc.:
Class A	177	5,184
Class B (non-vtg.)	300	9,537
Black Box Corp.	852	32,274
Blue Coat Systems, Inc. (a)	684	22,114
Bookham, Inc. (a)	4,309	11,290
C-COR, Inc. (a)	1,969	26,877
Carrier Access Corp. (a)	1,526	7,554
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Ceragon Networks Ltd. (a)	865	$ 4,861
China GrenTech Corp. Ltd. ADR	53	632
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)	798	7,198
Ciena Corp. (a)	3,974	125,062
Cisco Systems, Inc. (a)	294,655	7,643,351
Comtech Group, Inc. (a)	1,575	23,389
Comtech Telecommunications Corp. (a)	1,134	38,953
Digi International, Inc. (a)	1,004	13,423
Ditech Networks, Inc. (a)	1,208	9,362
ECI Telecom Ltd. (a)	6,022	48,296
EFJ, Inc. (a)	1,024	6,472
EMS Technologies, Inc. (a)	1,046	20,951
Endwave Corp. (a)	412	5,179
Exfo Electro-Optical Engineering, Inc. (sub. vtg.) (a)	922	6,104
Extreme Networks, Inc. (a)	7,442	32,819
F5 Networks, Inc. (a)	1,941	140,955
Finisar Corp. (a)	14,260	45,489
Foundry Networks, Inc. (a)	6,848	99,981
Glenayre Technologies, Inc. (a)	1,379	3,613
Globecomm Systems, Inc. (a)	1,003	11,163
Harmonic, Inc. (a)	4,008	35,310
Harris Stratex Networks, Inc. (a)	1,328	27,091
Hughes Communications, Inc. (a)	968	43,463
Inter-Tel, Inc.	1,532	35,450
InterDigital Communication Corp. (a)	2,445	84,890
Ituran Location & Control Ltd.	1,591	23,817
Ixia (a)	3,978	43,838
JDS Uniphase Corp. (a)	10,613	172,037
Juniper Networks, Inc. (a)	27,290	516,054
KVH Industries, Inc. (a)	419	4,207
Lantronix, Inc. (a)	4,414	6,886
Loral Space & Communications Ltd. (a)	977	45,479
Metalink Ltd. (a)	1,755	10,881
MRV Communications, Inc. (a)	7,974	30,062
NETGEAR, Inc. (a)	1,638	44,275
Network Engines, Inc. (a)	1,511	3,158
Nextwave Wireless, Inc. (a)	4,000	46,560
Nice Systems Ltd. sponsored ADR	1,787	61,169
NMS Communications Corp. (a)	1,666	3,115
NumereX Corp. Class A (a)	847	8,267
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Occam Networks, Inc. (a)	651	$ 8,834
Oplink Communications, Inc. (a)	1,319	21,750
Opnext, Inc.	3,029	51,039
Optical Communication Products, Inc. (a)	1,330	1,875
Optium Corp.	1,536	35,343
ORBCOMM, Inc.	1,542	19,861
Orckit Communications Ltd. (a)	601	6,359
Packeteer, Inc. (a)	2,182	26,184
Parkervision, Inc. (a)(d)	1,061	11,576
PC-Tel, Inc. (a)	1,155	12,012
Pegasus Wireless Corp. warrants 8/11/08 (a)	250	3
Performance Technologies, Inc. (a)	470	2,421
Polycom, Inc. (a)	4,171	133,055
Powerwave Technologies, Inc. (a)	6,700	35,644
Qiao Xing Universal Telephone, Inc. (a)(d)	925	16,178
QUALCOMM, Inc.	80,076	3,225,461
RADWARE Ltd. (a)	685	9,672
Radyne Corp. (a)	1,102	10,778
Research In Motion Ltd. (a)	8,872	1,247,492
Riverbed Technology, Inc. (d)	3,183	101,315
SafeNet, Inc. (a)	1,425	39,116
SCM Microsystems, Inc. (a)	1,068	4,293
SeaChange International, Inc. (a)	1,245	12,699
Sierra Wireless, Inc. (a)	1,923	26,134
Sirenza Microdevices, Inc. (a)	2,267	17,569
Sonus Networks, Inc. (a)	11,913	91,611
SpectraLink Corp. (a)	1,945	22,737
Stratos International, Inc. (a)	1,747	13,015
Sycamore Networks, Inc. (a)	15,201	58,220
Symmetricom, Inc. (a)	2,546	21,539
Tekelec (a)	3,296	41,068
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	5,705	204,011
Tellabs, Inc. (a)	22,114	231,755
Telular Corp. (a)	871	3,049
Tollgrade Communications, Inc. (a)	443	5,312
UTStarcom, Inc. (a)(d)	5,640	52,114
ViaSat, Inc. (a)	1,507	51,479
Westell Technologies, Inc. Class A (a)	3,694	8,607
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
WJ Communications, Inc. (a)	2,092	$ 3,117
Zhone Technologies, Inc. (a)	6,304	7,313
		16,160,121
Computers & Peripherals - 5.1%
ActivIdentity Corp. (a)	1,423	7,414
Adaptec, Inc. (a)	4,706	17,177
Apple, Inc. (a)	41,363	3,499,723
Avid Technology, Inc. (a)	2,015	67,301
Brocade Communications Systems, Inc. (a)	19,072	171,839
Concurrent Computer Corp. (a)	2,256	3,564
Cray, Inc. (a)	1,576	21,071
Creative Technology Ltd. (NASDAQ)	4,763	30,436
Dell, Inc. (a)	110,205	2,518,184
Dot Hill Systems Corp. (a)	4,517	15,674
Electronics for Imaging, Inc. (a)	3,005	68,574
FOCUS Enhancements, Inc. (a)	3,823	5,161
Hutchinson Technology, Inc. (a)	1,552	35,106
Immersion Corp. (a)	860	6,278
InFocus Corp. (a)	1,431	3,907
Innovex, Inc. (a)	857	1,628
Komag, Inc. (a)	1,503	51,087
LaserCard Corp. (a)	492	6,194
Logitech International SA	8,988	235,036
Mobility Electronics, Inc. (a)	1,162	3,788
NEC Corp. sponsored ADR	622	3,272
Neoware, Inc. (a)	1,146	13,500
Network Appliance, Inc. (a)	17,871	691,072
Novatel Wireless, Inc. (a)	2,225	29,392
On Track Innovations Ltd. (a)	757	4,875
Overland Storage, Inc. (a)	914	3,747
Palm, Inc.	4,843	80,152
Presstek, Inc. (a)	1,343	7,897
QLogic Corp.	7,548	132,769
Rackable Systems, Inc. (a)	1,238	21,554
Rimage Corp. (a)	799	22,628
SanDisk Corp. (a)	10,882	396,322
Silicon Graphics, Inc. (a)	727	20,720
SimpleTech, Inc. (a)	2,964	25,550
Stratasys, Inc. (a)	390	14,305
Sun Microsystems, Inc. (a)	169,732	1,040,457
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Synaptics, Inc. (a)	1,319	$ 32,368
Xyratex Ltd. (a)	1,510	34,353
		9,344,075
Electronic Equipment & Instruments - 1.6%
Acacia Research Corp. - Acacia Technologies (a)	1,296	17,898
Aeroflex, Inc. (a)	4,082	46,657
Agilysys, Inc.	1,889	39,669
American Technology Corp. (a)	1,388	5,149
Bell Microproducts, Inc. (a)	2,595	17,776
Brightpoint, Inc. (a)	3,169	38,250
CalAmp Corp. (a)	1,266	11,255
CDW Corp.	3,767	233,855
Cherokee International Corp. (a)	469	2,200
Cogent, Inc. (a)	5,233	59,081
Cognex Corp.	1,871	41,031
Coherent, Inc. (a)	1,451	43,617
Color Kinetics, Inc. (a)	1,217	22,271
CPI International, Inc.	798	13,989
Daktronics, Inc.	2,111	56,300
DDi Corp. (a)	1,501	10,327
DTS, Inc. (a)	1,080	26,125
Echelon Corp. (a)	2,761	26,202
Electro Scientific Industries, Inc. (a)	1,631	35,099
Excel Technology, Inc. (a)	840	22,436
FARO Technologies, Inc. (a)	894	24,129
Flextronics International Ltd. (a)	27,982	305,843
FLIR Systems, Inc. (a)	3,084	107,200
Frequency Electronics, Inc.	801	9,011
Global Imaging Systems, Inc. (a)	2,774	55,674
GSI Group, Inc. (a)	2,835	26,422
GTSI Corp. (a)	1,264	12,880
I. D. Systems Inc. (a)	623	9,432
Insight Enterprises, Inc. (a)	2,484	47,991
INTAC International (a)	1,136	8,940
IPG Photonics Corp.	2,000	46,380
Itron, Inc. (a)	1,153	74,507
LeCroy Corp. (a)	442	4,018
Littelfuse, Inc. (a)	1,332	49,058
LoJack Corp. (a)	808	15,384
Lumera Corp. (a)(d)	1,046	4,487
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Magal Security Systems Ltd. (a)	1,252	$ 13,534
Maxwell Technologies, Inc. (a)(d)	899	12,415
Measurement Specialties, Inc. (a)	600	13,836
Mechanical Technology, Inc. (a)	1,285	2,069
Mellanox Technologies Ltd.	1,419	30,395
Mercury Computer Systems, Inc. (a)	1,018	12,949
Merix Corp. (a)	475	4,261
Methode Electronics, Inc. Class A	2,395	25,890
Molex, Inc.	4,997	146,562
Molex, Inc. Class A (non-vtg.)	3,756	98,445
MTS Systems Corp.	1,050	39,669
Multi-Fineline Electronix, Inc. (a)(d)	1,433	26,382
Napco Security Systems, Inc.	1,041	5,413
National Instruments Corp.	3,991	107,079
NetList, Inc.	1,508	13,120
Newport Corp. (a)	1,742	31,112
NovAtel, Inc. (a)	320	13,891
NU Horizons Electronics Corp. (a)	658	6,501
Optimal Group, Inc. Class A (a)	1,305	10,871
Orbotech Ltd. (a)	1,314	29,368
OSI Systems, Inc. (a)	1,133	28,325
OYO Geospace Corp. (a)	211	14,342
PC Connection, Inc. (a)	1,121	18,474
Photon Dynamics, Inc. (a)	560	6,608
Planar Systems, Inc. (a)	480	4,291
Plexus Corp. (a)	2,125	34,850
RadiSys Corp. (a)	803	12,623
Research Frontiers, Inc. (a)(d)	2,196	20,511
Richardson Electronics Ltd.	989	9,109
Rofin-Sinar Technologies, Inc. (a)	705	42,399
Sanmina-SCI Corp. (a)	25,282	93,796
ScanSource, Inc.	1,042	28,822
Smart Modular Tech WWH, Inc.	3,011	32,669
SpatiaLight, Inc. (a)(d)	1,783	2,050
Spectrum Control, Inc. (a)	1,295	13,727
Staktek Holdings, Inc. (a)	3,710	15,100
Sunpower Corp. Class A (a)	791	34,250
Suntron Corp. (a)	1,647	2,009
Tech Data Corp. (a)	2,575	95,996
Tessco Technologies, Inc.	367	9,865
Trimble Navigation Ltd. (a)	5,680	150,293
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
TTM Technologies, Inc. (a)	1,758	$ 19,936
Universal Display Corp. (a)(d)	1,471	19,152
X-Rite, Inc.	1,218	14,385
Zones, Inc. (a)	1,412	13,541
Zygo Corp. (a)	622	9,946
		2,961,374
Internet Software & Services - 6.9%
24/7 Real Media, Inc. (a)	2,353	22,683
Access Integrated Technologies, Inc. Class A (a)	987	6,564
Akamai Technologies, Inc. (a)	7,543	388,993
Answers Corp. (a)(d)	620	7,669
aQuantive, Inc. (a)	3,846	97,458
Ariba, Inc. (a)	4,719	43,934
Art Technology Group, Inc. (a)	6,113	13,265
AsiaInfo Holdings, Inc. (a)	3,377	24,078
Autobytel, Inc. (a)	1,041	4,060
Baidu.com, Inc. sponsored ADR (a)	986	105,206
Bankrate, Inc. (a)	1,065	43,228
Chordiant Software, Inc. (a)	1,063	9,726
CMGI, Inc. (a)	25,182	38,780
CNET Networks, Inc. (a)	7,344	64,480
Corillian Corp. (a)	1,860	9,300
Cryptologic, Inc.	469	10,712
CyberSource Corp. (a)	1,302	15,910
DealerTrack Holdings, Inc. (a)	1,968	56,974
Digital River, Inc. (a)	1,871	103,635
DivX, Inc. (d)	1,745	35,895
EarthLink, Inc. (a)	6,995	49,804
eBay, Inc. (a)	67,509	2,164,339
eCollege.com (a)	907	15,764
Entrust, Inc. (a)	2,378	10,297
Equinix, Inc. (a)	1,507	124,584
GigaMedia Ltd. (a)	3,134	38,109
Google, Inc. Class A (sub. vtg.) (a)	10,826	4,865,746
Greenfield Online, Inc. (a)	1,107	16,505
Hurray! Holding Co. Ltd. ADR (a)	2,051	12,819
I-Many, Inc. (a)	2,704	5,056
iBasis, Inc. (a)	1,906	19,251
InfoSpace, Inc. (a)	1,767	40,288
Internap Network Services Corp. (a)	2,259	42,514
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Internet Capital Group, Inc. (a)	2,642	$ 30,224
Internet Gold Golden Lines Ltd. (a)	847	11,494
Internet Initiative Japan, Inc. sponsored ADR (a)	728	6,982
Interwoven, Inc. (a)	2,700	41,094
Iona Technologies PLC sponsored ADR (a)	3,735	21,999
iPass, Inc. (a)	2,745	14,000
j2 Global Communications, Inc. (a)	2,424	58,273
Jupitermedia Corp. (a)	1,459	12,489
Keynote Systems, Inc. (a)	1,025	13,438
Kintera, Inc. (a)	800	1,208
Liquidity Services, Inc.	1,699	30,667
LivePerson, Inc. (a)	2,751	16,066
LookSmart Ltd. (a)	833	3,607
LoopNet, Inc.	2,100	35,217
Marchex, Inc. Class B	1,045	14,087
MIVA, Inc. (a)	1,339	5,597
NaviSite, Inc. (a)	2,613	16,958
NetEase.com, Inc. sponsored ADR (d)	3,792	77,357
NetRatings, Inc. (a)	1,647	34,142
NIC, Inc.	4,420	23,382
Omniture, Inc.	2,584	40,181
Online Resources Corp. (a)	1,151	11,913
Open Text Corp. (a)	2,727	59,761
Openwave Systems, Inc. (a)	5,188	42,334
Pacific Internet Ltd. (a)	747	7,268
Perficient, Inc. (a)	1,706	33,148
PlanetOut, Inc. (a)	573	2,229
RADVision Ltd. (a)	826	18,577
RealNetworks, Inc. (a)	8,017	65,419
Rediff.com India Ltd. sponsored ADR (a)	371	6,493
S1 Corp. (a)	3,058	15,840
Saba Software, Inc. (a)	1,898	13,779
SAVVIS, Inc. (a)	2,677	115,031
Selectica, Inc. (a)	2,459	4,770
Sify Ltd. sponsored ADR (a)	740	6,342
Sina Corp. (a)	2,568	88,673
SkillSoft PLC sponsored ADR (a)	5,338	37,686
Sohu.com, Inc. (a)	1,644	37,911
SonicWALL, Inc. (a)	3,593	31,331
Supportsoft, Inc. (a)	2,282	13,532
Switch & Data Facilities Co., Inc.	1,607	31,304
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
The Knot, Inc. (a)	1,581	$ 37,375
TheStreet.com, Inc.	1,001	11,161
Tom Online, Inc. sponsored ADR (a)	200	2,414
Traffic.com, Inc.	800	6,120
Travelzoo, Inc. (a)	630	21,174
Tumbleweed Communications Corp. (a)	1,264	4,411
United Online, Inc.	2,993	39,358
ValueClick, Inc. (a)	4,659	123,464
VeriSign, Inc. (a)	11,895	300,944
Vignette Corp. (a)	2,000	35,680
Vitria Technology, Inc. (a)	2,548	7,032
Vocus, Inc. (a)	861	17,082
WebEx Communications, Inc. (a)	2,405	104,449
webMethods, Inc. (a)	2,229	15,135
Websense, Inc. (a)	2,250	51,210
WebSideStory, Inc. (a)	1,076	13,665
Website Pros, Inc. (a)	652	5,998
Workstream, Inc. (a)	1,954	2,521
Yahoo!, Inc. (a)	65,793	2,030,372
Zix Corp. (a)	974	1,656
		12,490,650
IT Services - 1.7%
Acxiom Corp.	3,889	83,069
Answerthink, Inc. (a)	1,964	6,344
Applied Digital Solutions, Inc. (a)	2,129	3,449
Carreker Corp. (a)	996	7,948
Cass Information Systems, Inc.	289	9,745
CheckFree Corp. (a)	4,280	162,298
Cognizant Technology Solutions Corp. Class A (a)	6,765	610,203
Computer Horizons Corp. (a)	3,739	17,461
Covansys Corp. (a)	1,951	48,112
CSG Systems International, Inc. (a)	2,185	53,882
Edgewater Technology, Inc. (a)	1,090	8,480
Electronic Clearing House, Inc. (a)	150	2,799
eLoyalty Corp.	438	8,922
Euronet Worldwide, Inc. (a)(d)	1,696	46,352
ExlService Holdings, Inc.	1,527	34,602
Fiserv, Inc. (a)	8,269	437,926
Forrester Research, Inc. (a)	920	24,684
Gevity HR, Inc.	1,134	22,589
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
iGate Corp. (a)	3,769	$ 25,516
Infocrossing, Inc. (a)	717	11,207
Infosys Technologies Ltd. sponsored ADR	5,112	277,377
infoUSA, Inc.	2,977	30,574
Integral Systems, Inc.	418	10,354
Isilon Systems, Inc.	2,877	56,015
Lightbridge, Inc. (a)	1,638	26,437
Lionbridge Technologies, Inc. (a)	3,727	20,014
ManTech International Corp. Class A (a)	1,040	35,828
NCI, Inc. Class A (a)	882	14,826
Ness Technologies, Inc. (a)	1,605	22,293
Paychex, Inc.	18,379	746,739
PFSweb, Inc. (a)	1,212	1,200
Rainmaker Systems, Inc. (a)	1,680	14,129
RightNow Technologies, Inc. (a)	1,835	30,589
Sapient Corp. (a)	7,174	44,766
SI International, Inc. (a)	509	14,262
SM&A (a)	996	7,181
Sykes Enterprises, Inc. (a)	1,937	31,069
Syntel, Inc.	1,911	68,567
TALX Corp.	1,742	59,280
TechTeam Global, Inc. (a)	1,390	16,750
Telvent GIT SA (a)	1,874	33,057
TRX, Inc. (a)	921	3,463
Zanett, Inc. (a)	2,719	4,296
		3,194,654
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	3,584	141,962
Semiconductors & Semiconductor Equipment - 8.9%
8X8, Inc. (a)(d)	2,302	3,269
Actel Corp. (a)	1,079	18,062
Actions Semiconductor Co. Ltd. ADR (a)	1,319	9,813
Advanced Analogic Technologies, Inc. (a)	1,805	11,714
Advanced Energy Industries, Inc. (a)	2,558	51,518
Altera Corp. (a)	17,349	366,237
AMIS Holdings, Inc. (a)	5,008	56,741
Amkor Technology, Inc. (a)	8,378	96,598
ANADIGICS, Inc. (a)	1,888	23,052
Applied Materials, Inc.	66,510	1,235,091
Applied Micro Circuits Corp. (a)	15,698	60,751
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ARM Holdings PLC sponsored ADR	4,528	$ 34,096
ASE Test Ltd. (a)	4,674	51,975
ASM International NV (NASDAQ) (a)	397	9,131
ASML Holding NV (NY Shares) (a)	7,622	187,349
Asyst Technologies, Inc. (a)	2,729	19,267
Atheros Communications, Inc. (a)	2,760	69,745
Atmel Corp. (a)	23,457	129,952
ATMI, Inc. (a)	1,684	55,976
Axcelis Technologies, Inc. (a)	5,873	42,755
AXT, Inc. (a)	2,274	11,165
Broadcom Corp. Class A (a)	22,476	766,207
Brooks Automation, Inc. (a)	3,569	55,427
Cabot Microelectronics Corp. (a)	1,158	37,901
California Micro Devices Corp. (a)	960	4,915
Cambridge Display Technologies, Inc. (a)	1,117	6,088
Camtek Ltd. (a)	1,772	7,673
Cascade Microtech, Inc. (a)	599	8,356
Centillium Communications, Inc. (a)	1,559	3,024
Ceva, Inc. (a)	2,068	14,952
ChipMOS TECHNOLOGIES Bermuda Ltd. (a)(d)	2,935	21,983
Cirrus Logic, Inc. (a)	4,675	40,532
Cohu, Inc.	994	18,528
Conexant Systems, Inc. (a)	23,848	47,458
Credence Systems Corp. (a)	4,370	19,840
Cree, Inc. (a)(d)	3,646	64,170
Cymer, Inc. (a)	1,781	74,018
Diodes, Inc. (a)	1,345	50,491
DSP Group, Inc. (a)	1,376	28,332
Eagle Test Systems, Inc.	1,566	27,671
EMCORE Corp. (a)	2,047	9,171
Entegris, Inc. (a)	6,386	71,140
Exar Corp. (a)	2,318	31,177
FEI Co. (a)	1,853	60,778
FormFactor, Inc. (a)	2,321	99,223
FSI International, Inc. (a)	988	5,059
Genesis Microchip, Inc. (a)	2,410	19,160
Hi/fn, Inc. (a)	451	2,467
Hittite Microwave Corp. (a)	1,484	62,239
Ikanos Communications, Inc. (a)	934	8,425
Integrated Device Technology, Inc. (a)	9,295	150,765
Integrated Silicon Solution, Inc. (a)	1,726	10,408
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	279,552	$ 5,549,107
Intersil Corp. Class A	6,973	184,436
Intevac, Inc. (a)	1,029	28,061
IXYS Corp. (a)	2,421	25,057
KLA-Tencor Corp.	9,406	486,666
Kopin Corp. (a)	2,638	9,523
Kulicke & Soffa Industries, Inc. (a)	2,259	21,461
Lam Research Corp. (a)	6,834	305,206
Lanoptics Ltd. (a)	748	8,998
Lattice Semiconductor Corp. (a)	6,891	42,449
Leadis Technology, Inc. (a)	715	2,889
Linear Technology Corp.	14,183	470,734
LTX Corp. (a)	3,886	24,171
Marvell Technology Group Ltd. (a)	28,053	575,648
MathStar, Inc. (a)(d)	2,991	11,785
Mattson Technology, Inc. (a)	3,129	27,566
Maxim Integrated Products, Inc.	15,289	500,715
Micrel, Inc. (a)	3,975	46,349
Microchip Technology, Inc.	10,215	363,654
Microsemi Corp. (a)	3,471	70,322
Microtune, Inc. (a)	1,795	7,952
Mindspeed Technologies, Inc. (a)	2,431	5,907
MIPS Technologies, Inc. (a)	1,934	18,025
MKS Instruments, Inc. (a)	2,930	70,672
Monolithic Power Systems, Inc. (a)	1,663	21,103
MoSys, Inc. (a)	1,045	8,120
Nanometrics, Inc. (a)	749	5,722
Netlogic Microsystems, Inc. (a)	1,267	31,599
Nextest Systems Corp.	1,020	12,546
Novellus Systems, Inc. (a)	6,161	198,384
NVE Corp. (a)	234	5,927
NVIDIA Corp.	17,021	527,651
O2Micro International Ltd. sponsored ADR (a)	1,627	13,472
Omnivision Technologies, Inc. (a)(d)	2,420	31,363
ON Semiconductor Corp. (a)	16,346	160,518
PDF Solutions, Inc. (a)	1,837	20,923
Pericom Semiconductor Corp. (a)	1,064	10,768
Photronics, Inc. (a)	2,477	38,195
Pixelworks, Inc. (a)	1,850	3,571
PLX Technology, Inc. (a)	1,370	13,741
PMC-Sierra, Inc. (a)	9,796	66,123
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
QuickLogic Corp. (a)	1,641	$ 4,332
Rambus, Inc. (a)	5,125	102,090
Ramtron International Corp. (a)	3,073	7,836
RF Micro Devices, Inc. (a)	8,989	71,732
Rudolph Technologies, Inc. (a)	1,643	26,781
Saifun Semiconductors Ltd. (a)	1,306	16,364
Semitool, Inc. (a)	2,121	27,594
Semtech Corp. (a)	3,704	53,078
Sigma Designs, Inc. (a)	1,078	30,389
SigmaTel, Inc. (a)	1,152	4,090
Silicon Image, Inc. (a)	4,219	37,169
Silicon Laboratories, Inc. (a)	2,794	84,379
Silicon Motion Technology Corp. sponsored ADR (a)	1,507	31,436
Silicon Storage Technology, Inc. (a)	6,222	32,977
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	5,028	45,654
Simtek Corp. (a)	2,074	12,465
SiRF Technology Holdings, Inc. (a)	2,748	78,565
Skyworks Solutions, Inc. (a)	7,606	50,200
Spansion, Inc. Class A (a)	4,610	56,058
SRS Labs, Inc. (a)	1,178	13,205
Standard Microsystems Corp. (a)	1,064	30,398
STATS ChipPAC Ltd. sponsored ADR (a)(d)	3,471	33,565
Supertex, Inc. (a)	648	26,600
Techwell, Inc.	1,387	16,672
Tessera Technologies, Inc. (a)	2,403	97,129
Therma-Wave, Inc. (a)	2,068	3,288
Tower Semicondutor Ltd. (a)(d)	1,870	3,385
Transmeta Corp. (a)	5,739	4,132
Transwitch Corp. (a)	3,005	4,087
Trident Microsystems, Inc. (a)	2,802	61,952
TriQuint Semiconductor, Inc. (a)	8,426	42,130
Ultra Clean Holdings, Inc. (a)	1,092	17,800
Ultratech, Inc. (a)	1,710	22,640
Varian Semiconductor Equipment Associates, Inc. (a)	2,611	124,780
Veeco Instruments, Inc. (a)	1,395	27,328
Verigy Ltd.	2,948	69,249
Vimicro International Corp. sponsored ADR (a)	1,066	7,345
Virage Logic Corp. (a)	772	6,315
Volterra Semiconductor Corp. (a)	875	12,320
White Electronic Designs Corp. (a)	952	6,426
Xilinx, Inc.	16,169	414,250
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Zilog, Inc. (a)	350	$ 1,488
Zoran Corp. (a)	2,832	46,643
		16,265,230
Software - 14.5%
Activision, Inc. (a)	13,790	230,569
Actuate Corp. (a)	2,431	12,884
Adobe Systems, Inc. (a)	28,150	1,104,888
Advent Software, Inc. (a)	1,552	56,182
Agile Software Corp. (a)	3,931	25,198
Aladdin Knowledge Systems Ltd. (a)	753	13,290
Allot Communications Ltd.	1,427	13,785
Altiris, Inc. (a)	1,137	36,998
American Software, Inc. Class A	951	6,990
Ansoft Corp. (a)	1,324	41,031
Ansys, Inc. (a)	1,989	101,479
Applix, Inc. (a)	768	9,293
Aspen Technology, Inc. (a)	2,157	25,884
Authentidate Holding Corp. (a)	825	1,320
Autodesk, Inc. (a)	11,061	455,160
BEA Systems, Inc. (a)	19,398	231,418
Blackbaud, Inc.	2,172	49,695
Blackboard, Inc. (a)	1,208	40,299
Borland Software Corp. (a)	5,134	26,645
Bottomline Technologies, Inc. (a)	831	10,171
Business Objects SA sponsored ADR (a)	2,109	76,135
Cadence Design Systems, Inc. (a)	13,534	269,868
Callidus Software, Inc. (a)	2,708	20,202
Captaris, Inc. (a)	2,149	13,345
Catapult Communications Corp. (a)	635	6,445
CDC Corp. Class A (a)	5,802	53,320
Check Point Software Technologies Ltd. (a)	11,532	260,393
Citrix Systems, Inc. (a)	8,887	286,161
ClickSoftware Technologies Ltd. (a)	3,590	12,529
Cognos, Inc. (a)	4,435	169,018
CommVault Systems, Inc.	2,256	37,517
Compuware Corp. (a)	15,702	143,673
Concur Technologies, Inc. (a)	1,912	30,917
Convera Corp. Class A (a)(d)	4,146	12,687
Corel Corp.	1,730	21,106
Dassault Systemes SA sponsored ADR	63	3,203
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Descartes Systems Group, Inc. (a)	893	$ 3,726
Digimarc Corp. (a)	710	7,711
Double-Take Software, Inc.	1,037	14,642
ECtel Ltd. (a)	243	1,217
Electronic Arts, Inc. (a)	14,867	749,594
Embarcadero Technologies, Inc. (a)	915	5,618
Epicor Software Corp. (a)	3,021	40,663
EPIQ Systems, Inc. (a)	646	11,454
ePlus, Inc. (a)	1,216	13,060
eSpeed, Inc. Class A (a)	2,546	21,666
Evolving Systems, Inc. (a)	203	396
FalconStor Software, Inc. (a)	3,510	35,276
Fundtech Ltd. (a)	1,047	14,396
Gravity Co. Ltd. sponsored ADR (a)	917	5,869
Guidance Software, Inc.	905	11,711
Hyperion Solutions Corp. (a)	2,922	125,178
i2 Technologies, Inc. (a)	1,200	28,572
Informatica Corp. (a)	4,125	53,460
Interactive Intelligence, Inc. (a)	995	14,716
Intervoice, Inc. (a)	1,422	9,129
Intuit, Inc. (a)	16,683	492,315
Jack Henry & Associates, Inc.	4,624	108,479
JDA Software Group, Inc. (a)	1,443	21,443
KongZhong Corp. sponsored ADR (a)	751	6,226
Kronos, Inc. (a)	1,576	62,252
Lawson Software, Inc. (a)	9,637	76,325
Macrovision Corp. (a)	2,707	66,782
Magic Software Enterprises Ltd. (a)	1,246	3,028
Magma Design Automation, Inc. (a)	2,482	25,019
Majesco Entertainment Co. (a)	700	1,057
Manhattan Associates, Inc. (a)	1,474	41,007
MapInfo Corp. (a)	784	10,976
Mentor Graphics Corp. (a)	4,100	69,249
MICROS Systems, Inc. (a)	1,980	110,405
Microsoft Corp.	477,102	13,439,940
MicroStrategy, Inc. Class A (a)	430	54,210
Mobius Management Systems, Inc. (a)	1,054	7,526
Moldflow Corp. (a)	749	10,636
MSC.Software Corp. (a)	2,247	30,222
Napster, Inc. (a)	1,962	7,632
NDS Group PLC sponsored ADR (a)	613	29,902
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Net 1 UEPS Technologies, Inc. (a)	2,334	$ 62,458
NetScout Systems, Inc. (a)	1,681	14,507
Netsmart Technologies, Inc. (a)	753	12,206
Ninetowns Digital World Trade Ltd. sponsored ADR (a)	2,793	13,155
Novell, Inc. (a)	17,328	114,711
Nuance Communications, Inc. (a)	8,132	114,580
OpenTV Corp. Class A (a)	3,140	8,227
Opnet Technologies, Inc. (a)	1,106	15,661
Opsware, Inc. (a)	4,814	35,527
Oracle Corp. (a)	251,906	4,138,816
Parametric Technology Corp. (a)	5,696	108,623
Pegasystems, Inc.	1,561	13,799
Pervasive Software, Inc. (a)	1,282	5,179
Phoenix Technologies Ltd. (a)	1,781	11,078
Plato Learning, Inc. (a)	886	4,519
Progress Software Corp. (a)	2,016	56,549
QAD, Inc.	960	8,035
Quality Systems, Inc.	1,185	48,502
Quest Software, Inc. (a)	4,746	77,455
Quovadx, Inc. (a)	1,252	3,293
Radiant Systems, Inc. (a)	1,048	12,576
Renaissance Learning, Inc.	1,229	16,592
Retalix Ltd. (a)	909	18,480
Secure Computing Corp. (a)	3,800	32,604
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	1,232	29,124
Smith Micro Software, Inc. (a)	1,031	13,908
Sonic Foundry, Inc. (a)	673	2,578
Sonic Solutions, Inc. (a)	1,220	17,727
SPSS, Inc. (a)	1,117	38,615
SumTotal Systems, Inc. (a)	2,233	19,449
Symantec Corp. (a)	45,159	772,219
Synchronoss Technologies, Inc.	1,991	35,858
Synopsys, Inc. (a)	6,813	174,277
Synplicity, Inc. (a)	1,694	10,774
Take-Two Interactive Software, Inc. (a)	3,510	62,478
TeleCommunication Systems, Inc. Class A (a)	3,619	13,209
The9 Ltd. sponsored ADR (a)	736	25,031
THQ, Inc. (a)	3,228	103,974
TIBCO Software, Inc. (a)	9,729	88,047
Transaction Systems Architects, Inc. Class A (a)	1,709	60,328
Ultimate Software Group, Inc. (a)	1,395	37,163
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Unica Corp. (a)	960	$ 10,810
VA Software Corp. (a)	4,499	19,391
Vasco Data Security International, Inc. (a)	2,421	42,585
Wave Systems Corp. Class A (a)(d)	3,430	7,820
Wind River Systems, Inc. (a)	4,522	47,029
Witness Systems, Inc. (a)	1,979	52,701
		26,384,610
TOTAL INFORMATION TECHNOLOGY		86,942,676
MATERIALS - 1.3%
Chemicals - 0.5%
A. Schulman, Inc.	1,184	24,971
ADA-ES, Inc. (a)	172	2,709
Akzo Nobel NV sponsored ADR	2,216	136,195
Altair Nanotechnologies, Inc. (a)(d)	2,936	10,041
Balchem Corp.	843	12,485
Fuwei Films Holdings Co. Ltd.	926	8,649
Hawkins, Inc.	1,094	17,449
ICO, Inc. (a)	1,832	10,736
Innophos Holdings, Inc.	804	13,274
Innospec, Inc.	567	29,382
KMG Chemicals, Inc.	1,470	15,097
Landec Corp. (a)	1,498	20,043
LESCO, Inc. (a)	1,032	14,809
Methanex Corp.	5,134	129,497
Nanophase Technologies Corp. (a)	626	3,731
Penford Corp.	697	14,421
Pioneer Companies, Inc. (a)	428	13,268
Sigma Aldrich Corp.	6,386	261,826
Symyx Technologies, Inc. (a)	1,829	30,563
Zoltek Companies, Inc. (a)(d)	1,196	35,354
		804,500
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	1,257	10,986
United States Lime & Minerals, Inc. (a)	327	9,974
		20,960
Containers & Packaging - 0.2%
AEP Industries, Inc. (a)	305	13,823
Amcor Ltd. sponsored ADR	305	6,991
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Caraustar Industries, Inc. (a)	1,168	$ 9,192
Silgan Holdings, Inc.	1,890	93,007
Smurfit-Stone Container Corp.	12,652	156,126
		279,139
Metals & Mining - 0.6%
Aber Diamond Corp.	2,803	100,180
Anglo American PLC ADR	1,365	32,241
Century Aluminum Co. (a)	1,773	80,725
Chaparral Steel Co.	2,157	107,483
Claymont Steel Holdings, Inc.	1,005	19,427
DRDGOLD Ltd. sponsored ADR (a)	9,382	7,487
Gibraltar Industries, Inc.	1,466	34,085
Kaiser Aluminum Corp. (a)	1,011	68,424
Lihir Gold Ltd. sponsored ADR (a)	1,301	34,255
NN, Inc.	1,342	15,876
Northwest Pipe Co. (a)	229	8,377
Novamerican Steel, Inc. (a)	722	30,216
Olympic Steel, Inc.	572	16,840
Pan American Silver Corp. (a)	3,986	119,660
Randgold Resources Ltd. sponsored ADR	2,531	57,960
Royal Gold, Inc.	949	31,412
Schnitzer Steel Industries, Inc. Class A	977	36,667
Silver Standard Resources, Inc. (a)	2,974	100,551
Steel Dynamics, Inc.	4,495	169,641
Steel Technologies, Inc.	420	12,314
Universal Stainless & Alloy Products, Inc. (a)	308	14,267
US Energy Corp. (a)	2,746	15,542
Wheeling Pittsburgh Corp. (a)	523	12,944
		1,126,574
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	2,254	28,265
Pope Resources, Inc. LP	439	19,426
		47,691
TOTAL MATERIALS		2,278,864
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.7%
Alaska Communication Systems Group, Inc.	2,238	32,742
Arbinet-thexchange, Inc. (a)	800	5,000
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Atlantic Tele-Network, Inc.	1,026	$ 28,933
Cbeyond, Inc.	1,221	37,936
Cogent Communications Group, Inc. (a)	2,681	60,483
Commonwealth Telephone Enterprises, Inc.	857	36,611
Consolidated Communications Holdings, Inc.	951	19,381
CT Communications, Inc.	802	18,903
D&E Communications, Inc.	839	11,033
Eschelon Telecom, Inc. (a)	959	22,853
General Communications, Inc. Class A (a)	2,951	43,763
Gilat Satellite Networks Ltd. (a)	1,826	15,466
Global Crossing Ltd. (a)	1,680	47,762
Globalstar, Inc. (d)	3,741	43,770
Golden Telecom, Inc.	1,720	93,241
HickoryTech Corp.	972	6,921
Level 3 Communications, Inc. (a)	70,151	460,892
Moscow CableCom Corp. (a)	1,029	12,863
North Pittsburgh Systems, Inc.	769	16,657
NTELOS Holding Corp.	2,024	37,788
Shenandoah Telecommunications Co.	346	15,252
SureWest Communications	663	15,832
Telefonos de Mexico SA de CV Series A sponsored ADR	257	7,504
Telenor ASA sponsored ADR	208	11,615
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	6,727	148,061
U.S. LEC Corp. Class A (a)	1,291	13,142
Warwick Valley Telephone Co.	420	7,094
		1,271,498
Wireless Telecommunication Services - 0.9%
America Movil SA de CV Series A sponsored ADR (d)	375	16,421
Centennial Communications Corp. Class A	6,254	49,282
Dobson Communications Corp. Class A	7,276	64,611
FiberTower Corp. (a)(d)	6,611	35,237
ICO Global Communications Holdings Ltd. Class A (a)	8,256	35,088
InPhonic, Inc. (a)(d)	1,599	19,876
IPCS, Inc. (a)	733	37,566
Leap Wireless International, Inc. (a)	3,366	227,441
Linktone Ltd. sponsored ADR (a)	739	3,495
Millicom International Cellular SA (a)(d)	4,909	352,957
NII Holdings, Inc. (a)	7,356	521,099
Partner Communications Co. Ltd. ADR	982	13,424
Rural Cellular Corp. Class A (a)	568	7,401
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
SBA Communications Corp. Class A (a)	4,970	$ 134,041
USA Mobility, Inc.	1,571	30,446
Wireless Facilities, Inc. (a)	2,684	5,797
		1,554,182
TOTAL TELECOMMUNICATION SERVICES		2,825,680
UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	882	29,468
Otter Tail Corp.	1,231	40,278
		69,746
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	344	8,572
EnergySouth, Inc.	465	18,465
		27,037
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	1,739	62,708
Water Utilities - 0.1%
Artesian Resources Corp. Class A	433	8,335
Cadiz, Inc. (a)	828	22,083
Connecticut Water Service, Inc.	559	13,427
Consolidated Water Co., Inc.	404	10,791
Middlesex Water Co.	728	13,191
Pure Cycle Corp. (a)	764	6,616
Southwest Water Co.	1,072	13,593
York Water Co.	618	10,988
		99,024
TOTAL UTILITIES		258,515
TOTAL COMMON STOCKS (Cost $156,428,929)		178,058,961
U.S. Treasury Obligations - 0.5%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.86% 3/22/07 (e) (Cost $997,200)	$ 1,000,000	997,022
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 5.35% (b)	3,018,642	$ 3,018,642
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	2,489,478	2,489,478
TOTAL MONEY MARKET FUNDS (Cost $5,508,120)		5,508,120
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $162,934,249)		184,564,103
NET OTHER ASSETS - (1.3)%		(2,427,363)
NET ASSETS - 100%		$ 182,136,740
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
110 NASDAQ 100 E-Mini Index Contracts	March 2007	$ 3,884,100	$ (68,578)
The face value of futures purchased as a percentage of net assets - 2.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $997,022.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 51,333
Fidelity Securities Lending Cash Central Fund	24,240
Total	$ 75,573
Income Tax Information

At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $163,924,788. Net unrealized appreciation aggregated $20,639,315, of which $33,642,008 related to appreciated investment securities and $13,002,693 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nasdaq Composite Index Tracking Stock Fund

February 28, 2007

1.814342.102

ETF-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 0.3%
Aftermarket Technology Corp. (a)	1,264	$ 28,288
Amerigon, Inc. (a)	1,052	11,698
Amerityre Corp. (a)	1,226	4,769
Ballard Power Systems, Inc. (a)(d)	4,607	27,872
China Automotive Systems, Inc. (a)	894	8,046
Dorman Products, Inc. (a)	1,161	13,259
Exide Technologies (a)	2,521	19,815
Fuel Systems Solutions, Inc. (a)	947	20,730
GenTek, Inc. (a)	353	12,140
Gentex Corp.	5,801	96,935
Hayes Lemmerz International, Inc. (a)	1,153	5,707
LKQ Corp. (a)	1,920	41,702
Noble International Ltd.	455	8,586
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	1,673	2,409
Shiloh Industries, Inc.	754	8,942
Spartan Motors, Inc.	528	11,706
Strattec Security Corp. (a)	224	10,340
		332,944
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR	1,740	40,003
Distributors - 0.1%
Audiovox Corp. Class A (a)	1,039	15,689
Core-Mark Holding Co., Inc. (a)	306	9,422
DXP Enterprises, Inc. (a)	161	4,856
Keystone Automotive Industries, Inc. (a)	826	27,299
Source Interlink Companies, Inc. (a)	1,462	10,541
		67,807
Diversified Consumer Services - 0.7%
Apollo Group, Inc. Class A (non-vtg.) (a)	6,127	289,746
Bright Horizons Family Solutions, Inc. (a)	1,015	40,681
Capella Education Co.	551	18,023
Career Education Corp. (a)	3,421	101,193
Coinstar, Inc. (a)	1,029	30,366
Corinthian Colleges, Inc. (a)	3,130	43,664
Educate, Inc. (a)	1,561	12,238
Home Solutions America, Inc. (a)(d)	1,716	10,090
INVESTools, Inc. (a)	2,350	37,483
Laureate Education, Inc. (a)	1,709	101,993
Lincoln Educational Services Corp. (a)	795	9,468
Matthews International Corp. Class A	1,236	49,452
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Princeton Review, Inc. (a)	1,937	$ 10,034
Steiner Leisure Ltd. (a)	784	35,445
Stewart Enterprises, Inc. Class A	4,898	38,743
Strayer Education, Inc.	506	59,652
Vertrue, Inc. (a)	504	24,585
		912,856
Hotels, Restaurants & Leisure - 2.1%
AFC Enterprises, Inc. (a)	963	16,554
Ambassadors Group, Inc.	918	27,265
Ambassadors International, Inc.	492	20,831
Ameristar Casinos, Inc.	2,142	69,444
Applebee's International, Inc.	2,705	69,140
Benihana, Inc. Class A (sub. vtg.) (a)	240	7,378
BJ's Restaurants, Inc. (a)	1,124	22,907
Bob Evans Farms, Inc.	1,250	45,200
Buffalo Wild Wings, Inc. (a)	409	22,495
California Pizza Kitchen, Inc. (a)	742	23,729
Caribou Coffee Co., Inc. (a)(d)	578	4,641
Carrols Restaurant Group, Inc.	652	8,672
CBRL Group, Inc.	932	43,487
Century Casinos, Inc. (a)	985	10,027
Churchill Downs, Inc.	644	28,246
Cosi, Inc. (a)	2,159	12,544
Ctrip.com International Ltd. sponsored ADR	861	50,808
Denny's Corp. (a)	3,251	15,410
Empire Resorts, Inc. (a)	957	10,441
FortuNet, Inc.	503	3,994
Gaming Partners International Corp.	376	7,095
Great Wolf Resorts, Inc. (a)	1,570	20,991
Home Inns & Hotels Management, Inc. ADR	198	8,366
International Speedway Corp. Class A	973	51,764
Isle of Capri Casinos, Inc. (a)	1,250	33,563
Jamba, Inc. (a)(d)	1,785	17,654
Magna Entertainment Corp. Class A (sub. vtg.) (a)	3,096	12,663
McCormick & Schmick's Seafood Restaurants (a)	745	18,752
Melco PBL Entertainment (Macau) Ltd. sponsored ADR	2,498	41,467
Monarch Casino & Resort, Inc. (a)	914	23,782
Morgans Hotel Group Co.	1,233	21,528
MTR Gaming Group, Inc. (a)	1,494	19,556
Multimedia Games, Inc. (a)	1,032	10,898
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
O'Charleys, Inc. (a)	959	$ 20,110
P.F. Chang's China Bistro, Inc. (a)	1,113	48,627
Panera Bread Co. Class A (a)	1,237	75,742
Papa John's International, Inc.	975	28,792
Penn National Gaming, Inc. (a)	3,050	142,222
Premier Exhibitions, Inc. (a)	1,431	15,483
Progressive Gaming International Corp. (a)	1,214	9,773
Rare Hospitality International, Inc. (a)	1,264	39,007
Red Robin Gourmet Burgers, Inc. (a)	742	29,294
Ruth's Chris Steak House, Inc. (a)	602	12,991
Scientific Games Corp. Class A (a)	3,208	104,902
Shuffle Master, Inc. (a)	1,361	28,948
Sonic Corp.	2,508	54,348
Starbucks Corp. (a)	27,317	844,095
Texas Roadhouse, Inc. Class A (a)	2,207	32,333
The Cheesecake Factory, Inc. (a)	2,858	77,995
Town Sports International Holdings, Inc.	1,072	21,054
Trump Entertainment Resorts, Inc. (a)	892	15,690
Wynn Resorts Ltd.	3,610	353,852
Youbet.com, Inc. (a)	2,060	6,736
		2,763,286
Household Durables - 0.5%
Avatar Holdings, Inc. (a)	255	18,375
Bassett Furniture Industries, Inc.	794	12,529
California Coastal Communities, Inc.	698	13,723
Cavco Industries, Inc. (a)	221	7,295
Comstock Homebuilding Companies, Inc. Class A (a)	326	1,959
Craftmade International, Inc.	415	6,852
Directed Electronics, Inc. (a)	546	4,799
Dixie Group, Inc. (a)	483	6,395
Dominion Homes, Inc. (a)(d)	494	2,371
Dorel Industries, Inc. Class B (sub. vtg.) (a)	973	29,118
Flexsteel Industries, Inc.	835	12,533
Garmin Ltd. (d)	7,844	429,537
Helen of Troy Ltd. (a)	1,005	23,276
Hooker Furniture Corp.	735	13,855
iRobot Corp. (a)(d)	861	11,977
Kimball International, Inc. Class B	1,334	28,054
Lifetime Brands, Inc.	502	9,714
Makita Corp. sponsored ADR	278	10,141
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Palm Harbor Homes, Inc. (a)	1,046	$ 13,650
Stanley Furniture Co., Inc.	844	18,154
Syntax-Brillian Corp. (a)(d)	1,686	13,758
Tarragon Corp.	949	12,451
Universal Electronics, Inc. (a)	470	12,276
		712,792
Internet & Catalog Retail - 1.7%
1-800 CONTACTS, Inc. (a)	640	11,283
1-800-FLOWERS.com, Inc. Class A (a)	1,682	12,295
Amazon.com, Inc. (a)	14,938	584,673
Audible, Inc. (a)	1,599	15,238
Blue Nile, Inc. (a)(d)	639	24,921
Coldwater Creek, Inc. (a)	3,203	58,935
dELiA*s, Inc. (a)	1,166	11,777
Drugstore.com, Inc. (a)	3,056	8,465
Expedia, Inc. (a)	9,966	211,877
Gaiam, Inc. Class A (a)	783	9,983
Gmarket, Inc. sponsored ADR	301	6,020
GSI Commerce, Inc. (a)	1,737	33,229
IAC/InterActiveCorp (a)	9,885	387,492
Liberty Media Holding Corp. - Interactive Series A (a)	23,297	549,110
Netflix, Inc. (a)(d)	2,405	54,185
NutriSystem, Inc. (a)(d)	1,280	57,792
Overstock.com, Inc. (a)	724	13,170
PC Mall, Inc. (a)	533	6,556
PetMed Express, Inc. (a)	1,158	14,649
Priceline.com, Inc. (a)	1,433	75,104
Shutterfly, Inc.	793	13,092
Stamps.com, Inc. (a)	641	9,942
ValueVision Media, Inc. Class A (a)	1,524	19,065
VistaPrint Ltd. (a)	1,501	55,867
		2,244,720
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	742	13,779
JAKKS Pacific, Inc. (a)	1,166	28,579
Pool Corp.	1,978	69,428
RC2 Corp. (a)	826	32,644
Smith & Wesson Holding Corp. (a)	1,439	17,872
		162,302
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 4.7%
ACME Communications, Inc. (a)	1,712	$ 9,947
Alloy, Inc. (a)	572	6,692
Beasley Broadcast Group, Inc. Class A	895	7,831
Cadmus Communications Corp.	454	11,218
Carmike Cinemas, Inc.	574	13,018
Central European Media Enterprises Ltd. Class A (a)	1,082	87,826
Charter Communications, Inc. Class A (a)	17,848	53,722
CKX, Inc. (a)	2,881	37,914
Comcast Corp.:
Class A	73,483	1,889,983
Class A (special) (non-vtg.) (a)	37,646	958,091
Courier Corp.	394	15,051
Crown Media Holdings, Inc. Class A (a)(d)	3,475	14,387
CTC Media, Inc.	5,426	114,489
Cumulus Media, Inc. Class A (a)	1,908	18,756
Discovery Holding Co. Class A (a)	9,675	155,381
EchoStar Communications Corp. Class A (a)	7,241	293,985
EMAK Worldwide, Inc. (a)	956	4,837
Emmis Communications Corp. Class A	1,104	9,075
Fisher Communications, Inc. (a)	350	15,946
Focus Media Holding Ltd. ADR (a)	1,365	109,337
Gemstar-TV Guide International, Inc. (a)	15,726	63,690
Global Sources Ltd.	1,264	20,262
Harris Interactive, Inc. (a)	2,568	14,561
IMAX Corp. (a)(d)	1,495	6,832
Knology, Inc. (a)	1,850	26,363
Lakes Entertainment, Inc. (a)	1,189	10,594
Lamar Advertising Co. Class A	3,250	208,163
Liberty Global, Inc.:
Class A (a)	7,148	205,791
Class B (a)(d)	195	5,655
Class C (a)	7,509	204,695
Liberty Media Holding Corp. - Capital Series A (a)	4,965	535,624
LodgeNet Entertainment Corp. (a)	1,082	27,656
MDC Partners, Inc. Class A (sub. vtg.) (a)	859	6,597
Mediacom Communications Corp. Class A (a)	3,924	31,392
Morningstar, Inc. (a)	1,375	70,441
National CineMedia, Inc.	1,344	35,240
Navarre Corp. (a)	1,362	5,216
New Frontier Media, Inc.	1,375	12,471
Outdoor Channel Holdings, Inc. (a)	878	9,579
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Private Media Group, Inc. (a)(d)	2,205	$ 7,078
Radio One, Inc.:
Class A (a)	881	6,185
Class D (non-vtg.) (a)	2,982	20,993
RCN Corp. (a)	1,144	31,288
Regent Communication, Inc. (a)	2,457	7,248
Rentrak Corp. (a)	475	7,068
Reuters Group PLC sponsored ADR	596	30,575
RRSat Global Communications Network Ltd.	864	11,621
Salem Communications Corp. Class A	751	8,989
Scholastic Corp. (a)	1,376	47,871
Sinclair Broadcast Group, Inc. Class A	1,909	27,280
Sirius Satellite Radio, Inc. (a)(d)	50,535	184,453
Spanish Broadcasting System, Inc. Class A	1,673	7,545
TiVo, Inc. (a)	3,855	22,629
Value Line, Inc.	392	17,448
Virgin Media, Inc.	11,518	301,887
WorldSpace, Inc. Class A (a)	2,469	9,703
WPP Group plc sponsored ADR	886	64,262
WPT Enterprises, Inc. (a)	707	3,372
XM Satellite Radio Holdings, Inc. Class A	11,173	160,444
Young Broadcasting, Inc. Class A (a)	818	3,108
		6,309,355
Multiline Retail - 0.9%
Conn's, Inc. (a)(d)	1,033	26,145
Dollar Tree Stores, Inc. (a)	3,540	120,749
Fred's, Inc. Class A	1,743	23,844
Sears Holdings Corp. (a)	5,556	1,001,469
The Bon-Ton Stores, Inc.	486	23,824
Tuesday Morning Corp.	1,559	24,539
		1,220,570
Specialty Retail - 2.2%
A.C. Moore Arts & Crafts, Inc. (a)	812	15,899
America's Car Mart, Inc. (a)	906	10,392
American Eagle Outfitters, Inc.	8,219	255,200
bebe Stores, Inc.	3,222	59,220
Bed Bath & Beyond, Inc. (a)	10,078	402,011
Big 5 Sporting Goods Corp.	1,001	23,914
Books-A-Million, Inc.	707	11,284
Cache, Inc. (a)	645	14,506
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Casual Male Retail Group, Inc. (a)	1,269	$ 15,863
Charlotte Russe Holding, Inc. (a)	1,040	30,358
Charming Shoppes, Inc. (a)	4,822	60,130
Citi Trends, Inc. (a)	574	24,045
Cost Plus, Inc. (a)	796	8,549
Deb Shops, Inc.	686	18,378
Dress Barn, Inc. (a)	2,466	51,835
Finish Line, Inc. Class A	1,771	22,509
Golfsmith International Holdings, Inc.	537	6,095
Guitar Center, Inc. (a)	903	39,560
Gymboree Corp. (a)	1,096	41,308
Hibbett Sports, Inc. (a)	1,461	45,554
Hot Topic, Inc. (a)	1,786	19,039
Jos. A. Bank Clothiers, Inc. (a)	592	18,245
Kirkland's, Inc. (a)	867	4,716
Monro Muffler Brake, Inc.	714	25,968
Mothers Work, Inc. (a)	116	4,010
Movie Gallery, Inc. (a)	1,251	6,067
O'Reilly Automotive, Inc. (a)	3,892	134,002
Pacific Sunwear of California, Inc. (a)	2,617	47,106
PETsMART, Inc.	5,369	162,734
Pomeroy IT Solutions, Inc. (a)	896	6,586
Rent-A-Center, Inc. (a)	2,844	80,542
Restoration Hardware, Inc. (a)	1,910	12,759
Ross Stores, Inc.	5,300	173,681
Select Comfort Corp. (d)	1,919	35,559
Sharper Image Corp. (a)	619	6,425
Shoe Carnival, Inc. (a)	783	23,639
Staples, Inc.	25,615	666,502
Stein Mart, Inc.	1,652	24,004
The Children's Place Retail Stores, Inc. (a)	1,131	61,594
Tractor Supply Co. (a)	1,613	82,537
Trans World Entertainment Corp. (a)	441	2,359
Tweeter Home Entertainment Group, Inc. (a)	1,534	2,240
United Retail Group, Inc. (a)	307	4,246
Urban Outfitters, Inc. (a)	5,885	146,066
West Marine, Inc. (a)	850	14,246
Wet Seal, Inc. Class A (a)	2,190	13,162
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Wilsons Leather Experts, Inc. (a)	1,505	$ 2,799
Zumiez, Inc. (a)	889	30,235
		2,967,678
Textiles, Apparel & Luxury Goods - 0.5%
Blue Holdings, Inc. (a)	1,563	3,142
Charles & Colvard Ltd.	701	5,166
Cherokee, Inc.	612	26,806
Columbia Sportswear Co.	1,447	91,986
Crocs, Inc.	1,348	65,675
Deckers Outdoor Corp. (a)	381	24,841
Fossil, Inc. (a)	2,719	73,195
G-III Apparel Group Ltd. (a)	459	9,547
Heelys, Inc.	890	29,708
Iconix Brand Group, Inc. (a)	1,713	37,566
K-Swiss, Inc. Class A	987	27,824
Perry Ellis International, Inc. (a)	692	21,141
Quaker Fabric Corp. (a)	1,950	2,301
Steven Madden Ltd.	931	27,520
Tandy Brands Accessories, Inc.	931	11,768
True Religion Apparel, Inc. (a)(d)	889	15,095
Velcro Industries NV	1,058	16,991
Volcom, Inc. (a)	791	28,856
Wacoal Holdings Corp. sponsored ADR	94	6,179
Warnaco Group, Inc. (a)	1,698	44,352
Weyco Group, Inc.	836	21,402
		591,061
TOTAL CONSUMER DISCRETIONARY		18,325,374
CONSUMER STAPLES - 1.8%
Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	294	17,208
Hansen Natural Corp. (a)	3,248	113,680
Jones Soda Co. (a)	1,419	17,468
MGP Ingredients, Inc.	587	11,646
		160,002
Food & Staples Retailing - 1.2%
Andersons, Inc.	470	19,778
Arden Group, Inc. Class A	177	21,729
Casey's General Stores, Inc.	1,754	43,868
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Central European Distribution Corp. (a)	1,394	$ 37,889
Costco Wholesale Corp.	16,428	918,161
Ingles Markets, Inc. Class A	534	20,388
Nash-Finch Co.	610	18,337
Pathmark Stores, Inc. (a)	1,743	19,922
Performance Food Group Co. (a)	1,447	42,643
Pricesmart, Inc.	1,138	16,547
Spartan Stores, Inc.	808	19,061
Susser Holdings Corp.	589	10,614
The Pantry, Inc. (a)	820	38,663
Topps Co., Inc.	1,799	16,479
United Natural Foods, Inc. (a)	1,417	42,198
Whole Foods Market, Inc.	4,883	233,261
Wild Oats Markets, Inc. (a)	1,486	27,328
Winn-Dixie Stores, Inc. (a)	1,530	29,667
		1,576,533
Food Products - 0.3%
Alico, Inc.	236	11,224
Bridgford Foods Corp. (a)	1,784	13,665
Cal-Maine Foods, Inc.	1,038	13,369
Cresud S.A.C.I.F. y A. sponsored ADR	454	9,026
Diamond Foods, Inc.	1,170	19,539
Farmer Brothers Co.	700	14,889
Green Mountain Coffee Roasters, Inc. (a)	296	16,603
Hain Celestial Group, Inc. (a)	1,362	39,512
Imperial Sugar Co.	475	14,663
J&J Snack Foods Corp.	812	32,228
Lancaster Colony Corp.	1,061	44,933
Lance, Inc.	1,403	28,004
Lifeway Foods, Inc. (a)	1,398	13,183
Origin Agritech Ltd. (a)	646	5,795
Peet's Coffee & Tea, Inc. (a)	602	15,261
Premium Standard Farms, Inc.	1,043	21,684
Sanderson Farms, Inc.	728	23,551
SunOpta, Inc. (a)	2,660	28,462
		365,591
Household Products - 0.0%
Central Garden & Pet Co. (a)	616	8,593
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,234	$ 17,301
WD-40 Co.	630	20,097
		45,991
Personal Products - 0.2%
Bare Escentuals, Inc.	3,105	108,023
Chattem, Inc. (a)	607	32,396
Elizabeth Arden, Inc. (a)	851	18,535
Inter Parfums, Inc.	867	16,742
Mannatech, Inc. (d)	1,074	15,938
Parlux Fragrances, Inc. (d)	1,052	6,312
Physicians Formula Holdings, Inc.	789	15,961
Reliv International, Inc.	565	5,955
USANA Health Sciences, Inc. (a)	756	43,901
		263,763
Tobacco - 0.0%
Star Scientific, Inc. (a)(d)	3,042	2,920
TOTAL CONSUMER STAPLES		2,414,800
ENERGY - 1.3%
Energy Equipment & Services - 0.4%
Acergy SA sponsored ADR (a)	2,285	43,255
Bronco Drilling Co., Inc. (a)	626	9,403
Dawson Geophysical Co. (a)	321	13,517
Global Industries Ltd. (a)	4,334	63,970
Gulf Island Fabrication, Inc.	461	15,794
Gulfmark Offshore, Inc. (a)	959	37,938
Hercules Offshore, Inc. (a)	1,124	29,932
Horizon Offshore, Inc. (a)	1,037	17,193
Hydril Co. (a)	754	71,743
Lufkin Industries, Inc.	572	30,796
Matrix Service Co. (a)	770	13,806
Patterson-UTI Energy, Inc.	6,139	136,838
PHI, Inc. (non-vtg.) (a)	282	7,890
Superior Well Services, Inc. (a)	797	18,076
T-3 Energy Services, Inc. (a)	460	9,761
Tesco Corp. (a)	1,573	32,656
Trico Marine Services, Inc. (a)	500	18,220
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Union Drilling, Inc. (a)	753	$ 9,149
Universal Compression Partners LP	165	4,905
		584,842
Oil, Gas & Consumable Fuels - 0.9%
Alliance Holdings GP, LP	1,949	44,613
Alliance Resource Partners LP	1,137	39,454
APCO Argentina, Inc.	247	22,045
Atlas America, Inc. (a)	578	30,871
ATP Oil & Gas Corp. (a)	1,088	44,826
BreitBurn Energy Partners LP	754	20,848
Brigham Exploration Co. (a)	2,051	12,142
Calumet Specialty Products Partners LP	554	22,764
Carrizo Oil & Gas, Inc. (a)	737	22,685
Clayton Williams Energy, Inc. (a)	434	13,337
Copano Energy LLC	659	43,547
CREDO Petroleum Corp. (a)	278	3,486
Crosstex Energy LP	542	20,368
Crosstex Energy, Inc.	1,682	54,581
Delta Petroleum Corp. (a)	2,170	43,400
Dorchester Minerals LP	1,089	23,512
Double Eagle Petroleum Co. (a)	735	13,333
Eagle Rock Energy Partners LP	639	12,614
Edge Petroleum Corp. (a)	444	5,581
FX Energy, Inc. (a)	2,050	14,986
Geomet, Inc.	1,407	11,594
GMX Resources, Inc. (a)(d)	609	19,762
Golar LNG Ltd. (NASDAQ) (a)	2,135	27,542
Green Plains Renewable Energy, Inc. (a)	208	4,322
Gulfport Energy Corp. (a)	880	10,472
Hiland Holdings GP LP	620	17,608
Hiland Partners LP	123	6,672
Inergy Holdings LP	444	18,448
Inergy LP	1,612	50,020
Ivanhoe Energy, Inc. (a)	12,166	20,196
James River Coal Co. (a)(d)	438	3,250
Knightsbridge Tankers Ltd. (d)	434	10,407
Legacy Reserves LP	790	19,158
Linn Energy LLC (d)	950	31,369
Marine Petroleum Trust	514	12,927
Martin Midstream Partners LP	283	10,259
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
NGAS Resources, Inc. (a)(d)	1,217	$ 8,093
Pacific Ethanol, Inc. (a)(d)	1,357	22,499
Parallel Petroleum Corp. (a)	1,793	34,336
Petrohawk Energy Corp. (a)	5,966	71,413
Petroleum Development Corp. (a)	773	40,482
PrimeEnergy Corp. (a)	144	7,920
Quest Resource Corp.	1,185	9,978
Ram Energy Resources, Inc. (a)	958	4,024
Regency Energy Partners LP	719	19,787
Rosetta Resources, Inc. (a)	1,699	31,211
Syntroleum Corp. (a)	2,512	7,938
Targa Resources Partners LP	584	14,074
TC Pipelines LP	588	21,297
The Exploration Co. of Delaware, Inc. (a)	1,229	14,011
Top Tankers, Inc.	1,411	6,815
Toreador Resources Corp. (a)	781	18,752
US BioEnergy Corp.	2,271	29,568
Warren Resources, Inc. (a)	1,510	16,927
		1,162,124
TOTAL ENERGY		1,746,966
FINANCIALS - 11.4%
Capital Markets - 2.6%
American Capital Strategies Ltd.	5,078	225,869
Calamos Asset Management, Inc. Class A	875	22,768
Capital Southwest Corp.	125	17,218
Charles Schwab Corp.	45,855	847,400
Cowen Group, Inc.	548	10,872
Diamond Hill Investment Group, Inc. (a)	168	16,756
E*TRADE Financial Corp.	15,002	346,396
Epoch Holding Corp. (a)	1,048	10,323
FirstCity Financial Corp. (a)	803	8,889
GFI Group, Inc. (a)	1,062	65,430
Harris & Harris Group, Inc. (a)(d)	1,157	13,884
International Assets Holding Corp. (a)	407	7,070
Investors Financial Services Corp.	2,354	137,803
Knight Capital Group, Inc. Class A (a)	3,975	62,845
MarketAxess Holdings, Inc. (a)	795	11,146
Northern Trust Corp.	7,673	462,682
optionsXpress Holdings, Inc.	2,313	53,685
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Penson Worldwide, Inc.	840	$ 22,781
Sanders Morris Harris Group, Inc.	917	9,702
SEI Investments Co.	3,450	208,553
T. Rowe Price Group, Inc.	9,433	439,200
TD Ameritrade Holding Corp.	21,785	348,560
Thomas Weisel Partners Group, Inc.	1,077	19,623
TradeStation Group, Inc. (a)	1,690	19,976
U.S. Global Investments, Inc. Class A	252	10,093
		3,399,524
Commercial Banks - 5.3%
1st Source Corp.	1,047	27,547
Abington Community Bancorp, Inc.	696	13,509
Alabama National Bancorp, Delaware	564	40,913
Alliance Financial Corp. (d)	324	9,665
Amcore Financial, Inc.	728	23,813
American National Bankshares, Inc.	485	10,893
American River Bankshares	436	11,227
AmericanWest Bancorp	739	15,844
Ameris Bancorp	665	16,286
Ames National Corp.	333	7,146
Arrow Financial Corp.	261	5,846
Associated Banc-Corp.	4,395	151,979
BancFirst Corp.	560	26,326
Bancorp Rhode Island, Inc.	349	15,318
Bancorp, Inc., Delaware (a)	574	14,138
BancTrust Financial Group, Inc.	416	9,231
Bank of Florida Corp. (a)	534	10,135
Bank of Granite Corp.	962	17,287
Bank of Marin, California	337	12,806
Bank of the Ozarks, Inc.	672	20,194
BankFinancial Corp.	1,140	19,904
Banner Corp.	686	28,613
BNC Bancorp	331	6,620
BOK Financial Corp.	2,165	108,531
Boston Private Financial Holdings, Inc.	1,376	39,698
Bridge Capital Holdings (a)	496	10,753
Bryn Mawr Bank Corp.	544	12,637
Capital Bank Corp.	974	17,766
Capital City Bank Group, Inc.	506	16,936
Capital Corp. of the West	381	10,881
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Cardinal Financial Corp.	1,190	$ 12,090
Cascade Bancorp	1,180	30,704
Cascade Financial Corp.	825	14,603
Cathay General Bancorp	1,822	61,820
Centennial Bank Holdings, Inc., Delaware (a)	2,205	18,765
Center Bancorp, Inc.	976	15,372
Center Financial Corp., California	532	11,486
Centerstate Banks of Florida, Inc.	586	10,847
Century Bancorp, Inc. Class A (non-vtg.)	462	12,359
Chemical Financial Corp.	867	25,143
Citizens & Northern Corp.	295	6,419
Citizens Banking Corp., Michigan	2,708	61,472
City Holding Co.	532	20,929
CNB Financial Corp., Pennsylvania (d)	655	9,340
CoBiz, Inc.	1,251	25,620
Colony Bankcorp, Inc.	380	7,581
Columbia Bancorp, Oregon	365	8,771
Columbia Banking Systems, Inc.	759	25,593
Commerce Bancshares, Inc.	2,409	119,125
Commercial Bankshares, Inc.	500	25,215
Community Bank of Nevada (a)	487	15,131
Community Banks, Inc.	1,154	28,965
Community Trust Bancorp, Inc.	546	19,492
Compass Bancshares, Inc.	4,431	305,783
CVB Financial Corp.	2,970	36,442
Eagle Bancorp, Inc., Maryland	637	10,956
East West Bancorp, Inc.	2,130	79,385
Eastern Virgina Bankshares, Inc.	264	6,204
Enterprise Financial Services Corp.	796	22,941
EuroBancshares, Inc. (a)	408	3,488
Farmers Capital Bank Corp.	504	15,498
Fidelity Southern Corp.	670	12,670
Fifth Third Bancorp	19,715	794,120
Financial Institutions, Inc.	623	13,338
First Bancorp, North Carolina	672	14,925
First Charter Corp.	1,194	28,787
First Citizen Bancshares, Inc.	280	58,666
First Community Bancorp, California	1,054	57,211
First Community Bancshares, Inc.	322	12,207
First Financial Bancorp, Ohio	1,835	28,828
First Financial Bankshares, Inc.	641	26,877
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Financial Corp., Indiana	504	$ 15,639
First Indiana Corp.	414	9,112
First M&F Corp.	504	9,198
First Mariner Bancorp, Inc. (a)	819	13,784
First Merchants Corp.	546	13,448
First Midwest Bancorp, Inc., Delaware	1,684	63,352
First National Lincoln Corp., Maine	598	9,909
First of Long Island Corp.	406	17,884
First Regional Bancorp (a)	467	14,692
First Security Group, Inc.	990	11,771
First South Bancorp, Inc., Virginia	481	13,353
First State Bancorp.	353	7,879
First United Corp.	530	11,867
Firstbank Corp., Michigan	320	6,800
FirstMerit Corp.	2,691	57,722
FNB Corp., North Carolina	375	6,465
FNB Corp., Virginia	546	19,738
FNB Financial Services Corp.	304	4,864
Frontier Financial Corp., Washington	1,510	39,502
Fulton Financial Corp.	6,237	95,863
Gateway Financial Holdings, Inc.	722	10,520
GB&T Bancshares, Inc.	700	13,461
German American Bancorp, Inc.	1,141	15,985
Glacier Bancorp, Inc.	1,948	47,629
Great Southern Bancorp, Inc.	499	14,556
Greater Bay Bancorp	1,838	49,258
Greater Community Bancorp	752	13,544
Greene County Bancshares, Inc.	458	15,599
Grupo Financiero Galicia SA sponsored ADR (a)	1,715	17,150
Hancock Holding Co.	1,208	53,841
Hanmi Financial Corp.	2,035	39,744
Harleysville National Corp., Pennsylvania	819	14,750
Heartland Financial USA, Inc.	672	17,412
Heritage Commerce Corp.	657	16,596
Heritage Financial Corp., Washington	266	6,655
Home Bancshares, Inc.	470	10,735
Horizon Financial Corp.	612	13,421
Huntington Bancshares, Inc.	8,497	196,706
IBERIABANK Corp.	325	17,560
Independent Bank Corp., Massachusetts	560	17,422
Independent Bank Corp., Michigan	679	15,155
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Integra Bank Corp.	770	$ 18,519
Integrity Bancshares, Inc. (a)	361	4,884
International Bancshares Corp.	2,171	63,350
Intervest Bancshares Corp. Class A (a)	302	8,483
Investors Bancorp, Inc. (a)	4,208	63,541
Lakeland Bancorp, Inc.	1,074	15,122
Lakeland Financial Corp.	490	11,348
Leesport Financial Corp.	393	9,051
LNB Bancorp, Inc.	823	12,057
LSB Bancshares, Inc.	948	14,666
Macatawa Bank Corp.	476	8,930
MainSource Financial Group, Inc.	385	6,468
MB Financial, Inc.	1,307	48,085
MBT Financial Corp.	960	12,442
Mercantile Bank Corp.	227	7,709
Mercantile Bankshares Corp.	4,224	198,866
Merchants Bancshares, Inc.	645	15,016
Metrocorp Bancshares, Inc.	630	12,720
Mid-State Bancshares	812	29,914
Midwest Banc Holdings, Inc.	1,222	23,792
Nara Bancorp, Inc.	1,138	21,064
National Bankshares, Inc.	759	18,208
National Penn Bancshares, Inc.	1,806	33,682
NBT Bancorp, Inc.	1,180	26,467
North Valley Bancorp	531	13,328
Northern Empire Bancshares	352	10,240
Northern States Financial Corp.	367	7,916
Northrim Bancorp, Inc.	350	10,213
Old Point Financial Corp.	337	9,436
Old Second Bancorp, Inc.	444	12,658
Omega Financial Corp.	450	13,091
Pacific Capital Bancorp	1,851	58,307
Pacific Continental Corp.	834	16,588
Pacific Mercantile Bancorp (a)	505	7,312
Penns Woods Bancorp, Inc.	434	15,299
Pennsylvania Communication Bancorp, Inc. (a)	352	9,919
Peoples Bancorp, Inc.	462	12,821
Pinnacle Financial Partners, Inc. (a)	662	20,515
Placer Sierra Bancshares	779	21,095
Popular, Inc.	9,842	172,333
Preferred Bank, Los Angeles California	488	20,120
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
PremierWest Bancorp	641	$ 8,442
PrivateBancorp, Inc.	756	27,685
Prosperity Bancshares, Inc.	1,546	53,754
Provident Bankshares Corp.	1,111	38,118
Renasant Corp.	738	17,933
Republic Bancorp, Inc., Kentucky Class A	975	21,323
Republic First Bancorp, Inc.	657	8,278
Royal Bancshares of Pennsylvania, Inc. Class A	680	16,538
S&T Bancorp, Inc.	840	27,443
S.Y. Bancorp, Inc.	448	11,567
Sandy Spring Bancorp, Inc.	420	13,906
SCBT Financial Corp.	223	8,383
Seacoast Banking Corp., Florida	798	18,937
Security Bank Corp., Georgia	805	16,527
Shore Bancshares, Inc.	450	11,772
Sierra Bancorp	436	12,518
Signature Bank, New York (a)	933	28,662
Simmons First National Corp. Class A	700	19,460
Sky Financial Group, Inc.	4,399	123,656
Slade's Ferry Bancorp	143	2,517
Smithtown Bancorp, Inc.	488	13,459
South Financial Group, Inc.	2,859	76,564
Southern Community Financial Corp.	1,500	15,540
Southside Bancshares, Inc.	637	14,989
Southwest Bancorp, Inc., Oklahoma	903	22,990
State Bancorp, Inc., New York	530	11,475
Sterling Bancshares, Inc.	2,718	31,420
Sterling Financial Corp., Pennsylvania	1,100	23,826
Sterling Financial Corp., Washington	1,435	47,197
Suffolk Bancorp	364	12,107
Summit Financial Group, Inc.	366	7,635
Sun Bancorp, Inc., New Jersey	651	12,284
Superior Bancorp (a)	740	8,140
Susquehanna Bancshares, Inc., Pennsylvania	1,666	40,417
SVB Financial Group (a)	1,264	61,051
Taylor Capital Group, Inc.	519	18,980
Temecula Valley Bancorp, Inc. (a)(d)	534	12,485
Texas Capital Bancshares, Inc. (a)	1,236	24,881
TIB Financial Corp.	787	12,923
Trico Bancshares	931	22,698
Trustmark Corp.	1,643	46,990
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
UCBH Holdings, Inc.	3,276	$ 62,441
UMB Financial Corp.	1,824	68,820
Umpqua Holdings Corp.	1,945	52,534
Union Bankshares Corp.	821	21,732
United Bankshares, Inc., West Virginia	1,278	45,458
United Community Banks, Inc., Georgia	1,361	44,464
United Security Bancshares, Inc.	434	12,460
United Security Bancshares, California	836	17,364
Univest Corp. of Pennsylvania	852	20,797
Vineyard National Bancorp	408	9,976
Virginia Commerce Bancorp, Inc.	1,242	26,157
Virginia Financial Group, Inc.	651	15,702
Washington Trust Bancorp, Inc.	644	17,923
WesBanco, Inc.	630	19,480
West Bancorp., Inc.	641	10,089
West Coast Bancorp, Oregon	742	22,520
Westamerica Bancorp.	1,208	59,313
Whitney Holding Corp.	2,198	69,721
Wilshire Bancorp, Inc.	959	16,341
Wintrust Financial Corp.	987	45,244
Yadkin Valley Financial Corp.	1,127	22,540
Yardville National Bancorp	658	24,155
Zions Bancorp	3,707	316,504
		7,070,931
Consumer Finance - 0.2%
Advanta Corp.:
Class A	436	16,694
Class B	669	27,944
Cash Systems, Inc. (a)	1,199	6,595
CompuCredit Corp. (a)	1,901	59,026
Consumer Portfolio Services, Inc. (a)	940	6,439
Credit Acceptance Corp. (a)	1,185	29,021
Dollar Financial Corp. (a)	850	21,777
EZCORP, Inc. Class A (a)	1,126	16,721
First Cash Financial Services, Inc. (a)	1,473	33,113
QC Holdings, Inc.	764	10,131
United Panam Financial Corp. (a)	745	9,253
World Acceptance Corp. (a)	870	35,670
		272,384
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 0.2%
Asset Acceptance Capital Corp. (a)	1,346	$ 19,854
Asta Funding, Inc. (d)	474	15,680
Compass Diversified Trust	612	10,508
Elron Electronic Industries Ltd. (a)	1,550	19,453
Encore Capital Group, Inc. (a)	1,325	13,581
First Albany Companies, Inc. (a)	995	1,841
Marlin Business Services Corp. (a)	560	12,841
Medallion Financial Corp.	1,021	11,507
NewStar Financial, Inc.	1,068	19,293
PICO Holdings, Inc. (a)	395	16,630
Portfolio Recovery Associates, Inc. (a)	616	27,129
Resource America, Inc. Class A	640	16,582
The NASDAQ Stock Market, Inc. (a)	3,878	116,069
		300,968
Insurance - 1.5%
21st Century Holding Co.	664	12,238
Affirmative Insurance Holdings, Inc.	528	8,527
Alfa Corp.	2,863	52,135
Amcomp, Inc.	648	6,823
American National Insurance Co.	973	123,814
American Physicians Capital, Inc. (a)	380	14,090
Amerisafe, Inc. (a)	668	12,345
Amtrust Financial Services, Inc.	1,756	18,965
Arch Capital Group Ltd.	2,535	163,482
Argonaut Group, Inc. (a)	1,278	44,998
Baldwin & Lyons, Inc. Class B	728	17,960
Brooke Corp.	754	9,727
Cincinnati Financial Corp.	5,945	256,943
Direct General Corp.	631	13,112
Donegal Group, Inc. Class A	358	6,143
Eastern Insurance Holdings, Inc.	263	3,750
eHealth, Inc.	754	18,865
EMC Insurance Group	707	19,273
Enstar Group Ltd. (a)	415	41,708
Erie Indemnity Co. Class A	2,167	116,823
FPIC Insurance Group, Inc. (a)	269	11,906
Hallmark Financial Services, Inc. (a)	840	9,282
Harleysville Group, Inc.	1,166	37,907
Infinity Property & Casualty Corp.	770	35,559
IPC Holdings Ltd.	2,269	65,937
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
James River Group, Inc.	578	$ 16,334
Kansas City Life Insurance Co.	476	21,468
Max Re Capital Ltd.	1,668	40,799
Millea Holdings, Inc. sponsored ADR	1,792	66,447
National Interstate Corp.	679	17,797
National Western Life Insurance Co. Class A	112	25,529
Navigators Group, Inc. (a)	620	30,814
Ohio Casualty Corp.	2,322	69,242
Philadelphia Consolidated Holdings Corp. (a)	2,583	118,586
PMA Capital Corp. Class A	1,472	13,822
Presidential Life Corp.	1,348	27,526
ProCentury Corp.	696	14,024
Quanta Capital Holdings Ltd. (a)	2,020	4,464
RAM Holdings Ltd.	766	12,555
Safety Insurance Group, Inc.	506	21,490
SeaBright Insurance Holdings, Inc. (a)	696	13,078
Selective Insurance Group, Inc.	2,164	52,888
Specialty Underwriters' Alliance, Inc. (a)	1,305	9,461
State Auto Financial Corp.	1,503	48,712
The Midland Co.	770	32,856
Tower Group, Inc.	606	20,713
United America Indemnity Ltd. Class A (a)	794	18,754
United Fire & Casualty Co.	947	32,814
Universal American Financial Corp. (a)	2,297	44,079
USI Holdings Corp. (a)	1,808	30,157
		1,926,721
Real Estate Investment Trusts - 0.1%
America First Apartment Investment, Inc.	1,054	20,764
Fieldstone Investment Corp.	1,759	8,654
Gladstone Commercial Corp.	528	10,692
Investors Real Estate Trust	2,314	23,256
Monmouth Real Estate Investment Corp. Class A	2,009	17,338
Origen Financial, Inc.	1,967	11,645
Vestin Realty Mortgage II, Inc.	1,365	7,371
		99,720
Real Estate Management & Development - 0.1%
Elbit Medical Imaging Ltd.	1,113	43,696
Eurotrust A/S sponsored ADR (a)	1,158	16,467
FirstService Corp. (sub. vtg.) (a)	1,296	32,379
Housevalues, Inc. (a)(d)	790	4,021
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Meruelo Maddux Properties, Inc.	2,980	$ 28,578
Move, Inc.	5,820	34,745
Stratus Properties, Inc. (a)	263	8,548
Thomas Properties Group, Inc.	673	10,297
ZipRealty, Inc. (a)(d)	1,152	8,513
		187,244
Thrifts & Mortgage Finance - 1.4%
Accredited Home Lenders Holding Co. (a)	840	18,883
Anchor BanCorp Wisconsin, Inc.	870	24,595
Atlantic Coast Federal Corp.	659	12,238
Bank Mutual Corp.	2,612	30,534
BankUnited Financial Corp. Class A	1,278	31,209
Berkshire Hills Bancorp, Inc.	125	4,321
Beverly Hills Bancorp, Inc.	1,407	10,721
Brookline Bancorp, Inc., Delaware	1,927	24,589
Camco Financial Corp.	1,073	13,101
Capitol Federal Financial	2,354	88,157
CFS Bancorp, Inc.	821	12,044
Citizens First Bancorp, Inc., Delaware	417	10,479
Citizens South Banking Corp., Delaware	443	5,887
City Bank Lynnwood, Washington	714	22,398
Clayton Holdings, Inc.	900	19,962
Clifton Savings Bancorp, Inc.	935	11,042
Coastal Financial Corp.	1,046	16,841
Cooperative Bankshares, Inc.	589	10,349
Corus Bankshares, Inc. (d)	2,228	41,352
Dime Community Bancshares, Inc.	1,429	17,963
ESB Financial Corp.	1,375	15,111
First Busey Corp. (d)	798	17,420
First Defiance Financial Corp.	321	9,254
First Federal Bancshares of Arkansas, Inc.	395	9,322
First Financial Holdings, Inc.	462	16,008
First Niagara Financial Group, Inc.	3,834	54,443
First PacTrust Bancorp, Inc.	444	12,388
First Place Financial Corp.	826	17,280
Flushing Financial Corp.	861	13,991
FMS Financial Corp.	343	11,089
Fox Chase Bancorp, Inc. (a)	756	10,584
Franklin Bank Corp.	797	14,705
HMN Financial, Inc.	213	7,334
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Home Federal Bancorp, Inc., Delaware	739	$ 11,403
Hudson City Bancorp, Inc.	20,666	276,924
K-Fed Bancorp	808	16,015
Kearny Financial Corp.	2,632	38,848
KNBT Bancorp, Inc.	1,389	21,002
LSB Corp.	738	12,472
MAF Bancorp., Inc.	1,376	60,888
MASSBANK Corp.	295	9,679
MutualFirst Financial, Inc.	334	6,797
NASB Financial, Inc.	476	16,641
NetBank, Inc.	1,938	6,240
NexCen Brands, Inc. (a)	2,651	27,676
North Central Bancshares, Inc.	263	10,428
Northwest Bancorp, Inc.	1,696	44,537
OceanFirst Financial Corp.	974	20,259
Oritani Financial Corp. (a)	1,460	22,484
Pamrapo Bancorp, Inc.	641	15,147
Parkvale Financial Corp.	276	8,266
Partners Trust Financial Group, Inc.	1,761	19,970
Pennfed Financial Services, Inc.	517	10,521
People's Bank	5,147	228,475
Provident Financial Holdings, Inc.	223	6,052
Provident New York Bancorp	1,493	20,230
Pulaski Financial Corp.	791	13,139
PVF Capital Corp.	290	3,442
Riverview Bancorp, Inc.	470	7,920
Rockville Financial, Inc.	597	8,949
Roma Financial Corp. (a)	696	10,273
Severn Bancorp, Inc.	665	14,963
Synergy Financial Group, Inc., New Jersey	899	14,483
TierOne Corp.	742	20,620
Timberland Bancorp, Inc.	364	13,210
Triad Guaranty, Inc. (a)	628	28,549
Trustco Bank Corp., New York	2,789	27,583
United Community Financial Corp., Ohio	1,284	13,854
United Financial Bancorp, Inc.	765	11,207
United Western Bancorp, Inc.	247	5,834
ViewPoint Financial Group	862	14,697
Washington Federal, Inc.	3,067	72,933
Wauwatosa Holdings, Inc. (a)	1,113	19,711
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Willow Financial Bancorp, Inc.	1,139	$ 14,397
WSFS Financial Corp.	262	17,580
		1,879,892
TOTAL FINANCIALS		15,137,384
HEALTH CARE - 13.7%
Biotechnology - 6.7%
Aastrom Biosciences, Inc. (a)	4,579	6,548
Acadia Pharmaceuticals, Inc. (a)	901	6,271
Accentia Biopharmaceutical, Inc. (a)(d)	2,641	9,666
Achillion Pharmaceuticals, Inc.	732	5,783
Acorda Therapeutics, Inc.	793	17,216
AEterna Zentaris, Inc. (sub. vtg.) (a)	2,862	9,568
Affymax, Inc.	444	15,811
Alexion Pharmaceuticals, Inc. (a)	1,252	46,174
Alkermes, Inc. (a)	3,612	59,237
Allos Therapeutics, Inc. (a)	4,133	25,418
Alnylam Pharmaceuticals, Inc. (a)	1,221	22,955
Altus Pharmaceuticals, Inc.	749	12,231
Amgen, Inc. (a)	42,010	2,699,563
Amylin Pharmaceuticals, Inc. (a)	4,574	177,974
Anadys Pharmaceuticals, Inc. (a)	1,365	4,709
Angiotech Pharmaceuticals, Inc. (a)	3,209	21,264
Antigenics, Inc. (a)	1,879	3,439
Arena Pharmaceuticals, Inc. (a)	1,790	22,644
ARIAD Pharmaceuticals, Inc. (a)	3,003	14,504
ArQule, Inc. (a)	1,728	11,439
Array Biopharma, Inc. (a)	1,580	18,533
Avant Immunotherapeutics, Inc. (a)	6,692	9,570
AVI BioPharma, Inc. (a)	1,813	4,823
BioCryst Pharmaceuticals, Inc. (a)	1,466	14,821
Bioenvision, Inc. (a)	2,707	12,127
Biogen Idec, Inc. (a)	12,331	557,238
BioMarin Pharmaceutical, Inc. (a)	3,463	58,975
Biopure Corp. Class A (a)	4	3
Celgene Corp. (a)	13,506	719,870
Cell Genesys, Inc. (a)	1,797	5,822
Cell Therapeutics, Inc. (a)(d)	2,497	3,746
Cephalon, Inc. (a)	2,196	156,092
Cepheid, Inc. (a)	2,256	17,980
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Coley Pharmaceutical Group, Inc. (a)	1,089	$ 10,215
Combinatorx, Inc. (a)	1,526	12,452
Critical Therapeutics, Inc. (a)	1,672	2,792
Crucell NV sponsored ADR (a)	436	11,018
Cubist Pharmaceuticals, Inc. (a)	1,949	39,038
CuraGen Corp. (a)	2,791	11,973
Curis, Inc. (a)	2,401	3,337
CV Therapeutics, Inc. (a)	1,871	23,893
Cytogen Corp. (a)	908	2,288
Cytokinetics, Inc. (a)	1,747	13,574
deCODE genetics, Inc. (a)	2,653	10,347
Dendreon Corp. (a)(d)	3,534	16,398
Digene Corp. (a)	787	37,209
Dyax Corp. (a)	1,408	5,407
Dynavax Technologies Corp. (a)	1,528	7,640
Encysive Pharmaceuticals, Inc. (a)	2,274	7,891
EntreMed, Inc. (a)	4,690	7,316
Enzon Pharmaceuticals, Inc. (a)	1,784	14,772
Exact Sciences Corp. (a)	888	2,406
Favrille, Inc. (a)	2,637	6,883
Genelabs Technologies, Inc. (a)	1,675	3,451
Genitope Corp. (a)	831	2,900
Genomic Health, Inc. (a)	1,092	20,519
Genzyme Corp. (a)	9,231	570,476
Geron Corp. (a)	3,219	24,400
Gilead Sciences, Inc. (a)	16,462	1,178,021
GTx, Inc. (a)	1,380	30,125
Hana Biosciences, Inc. (a)	1,162	4,427
Human Genome Sciences, Inc. (a)	5,125	56,375
Idenix Pharmaceuticals, Inc. (a)(d)	2,053	19,524
ImClone Systems, Inc. (a)	2,952	85,047
ImmunoGen, Inc. (a)	2,318	11,150
Immunomedics, Inc. (a)	2,358	10,729
Incyte Corp. (a)	3,238	20,756
Indevus Pharmaceuticals, Inc. (a)	2,316	16,027
Infinity Pharmaceuticals, Inc. (a)	415	5,453
Inhibitex, Inc. (a)	1,282	2,128
InterMune, Inc. (a)	1,361	41,266
Introgen Therapeutics, Inc. (a)(d)	1,491	6,188
Isis Pharmaceuticals, Inc. (a)	2,776	25,317
Keryx Biopharmaceuticals, Inc. (a)	1,911	21,785
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Kosan Biosciences, Inc. (a)	1,630	$ 9,552
La Jolla Pharmaceutical Co. (a)	2,598	8,002
Lexicon Genetics, Inc. (a)	3,112	12,853
Ligand Pharmaceuticals, Inc. Class B (a)	2,842	31,944
MannKind Corp. (a)	2,088	33,220
Marshall Edwards, Inc. (a)(d)	2,102	8,471
Martek Biosciences (a)	1,098	24,837
Maxygen, Inc. (a)	1,602	17,670
Medarex, Inc. (a)	4,668	63,858
MedImmune, Inc. (a)	8,774	279,978
Memory Pharmaceuticals Corp. (a)	3,012	8,765
Metabasis Therapeutics, Inc. (a)	1,449	11,664
Metabolix, Inc.	956	17,801
Millennium Pharmaceuticals, Inc. (a)	11,320	122,256
Molecular Insight Pharmaceuticals, Inc.	780	10,280
Momenta Pharmaceuticals, Inc. (a)	1,577	19,334
Monogram Biosciences, Inc. (a)	5,988	11,856
Myriad Genetics, Inc. (a)	1,334	44,636
Nabi Biopharmaceuticals (a)	2,095	11,104
Neopharm, Inc. (a)	1,027	1,951
Neose Technologies, Inc. (a)	1,248	2,671
Neurochem, Inc. (a)(d)	1,277	18,737
Neurocrine Biosciences, Inc. (a)	1,320	16,645
Neurogen Corp. (a)	1,742	10,922
Northfield Laboratories, Inc. (a)(d)	1,298	5,049
Novacea, Inc.	1,283	8,340
Novavax, Inc. (a)	1,645	5,461
NPS Pharmaceuticals, Inc. (a)	1,478	5,188
Nuvelo, Inc. (a)	2,136	7,006
Omrix Biopharmaceuticals, Inc.	900	32,220
ONYX Pharmaceuticals, Inc. (a)	1,599	41,974
Orchid Cellmark, Inc. (a)	2,382	9,766
Orthologic Corp. (a)	2,457	3,907
Oscient Pharmaceuticals Corp. (a)	305	1,583
OSI Pharmaceuticals, Inc. (a)	2,031	70,273
Osiris Therapeutics, Inc. (d)	1,309	18,666
OXiGENE, Inc. (a)	1,577	6,718
Panacos Pharmaceuticals, Inc. (a)	1,851	7,959
PDL BioPharma, Inc. (a)	4,310	82,278
Peregrine Pharmaceuticals, Inc. (a)	6,463	6,657
Pharmacopeia Drug Discovery, Inc. (a)	580	2,709
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Pharmacyclics, Inc. (a)	1,083	$ 3,336
Pharmion Corp. (a)	1,034	27,070
Poniard Pharmaceuticals, Inc. (a)	1,066	6,300
Progenics Pharmaceuticals, Inc. (a)	927	25,724
QLT, Inc. (a)	3,248	27,283
Regeneron Pharmaceuticals, Inc. (a)	1,999	39,660
Renovis, Inc. (a)	747	2,622
Rigel Pharmaceuticals, Inc. (a)	894	9,360
Sangamo Biosciences, Inc. (a)	1,682	11,875
Savient Pharmaceuticals, Inc. (a)	2,005	27,148
SciClone Pharmaceuticals, Inc. (a)	1,793	5,487
Seattle Genetics, Inc. (a)	1,779	13,876
Senomyx, Inc. (a)	1,426	17,996
Sonus Pharmaceuticals, Inc. (a)	2,567	13,785
StemCells, Inc. (a)	3,069	8,041
Sunesis Pharmaceuticals, Inc. (a)(d)	1,771	7,615
Tanox, Inc. (a)	1,820	35,308
Targacept, Inc.	990	8,979
Telik, Inc. (a)(d)	2,261	13,114
Tercica, Inc. (a)	2,163	11,248
Threshold Pharmaceuticals, Inc. (a)(d)	1,909	2,902
TorreyPines Therapeutics, Inc. (a)	1,021	7,974
Trimeris, Inc. (a)	825	9,430
Trubion Pharmaceuticals, Inc. (d)	635	11,481
United Therapeutics Corp. (a)	826	46,421
Vanda Pharmaceuticals, Inc.	943	22,689
Vertex Pharmaceuticals, Inc. (a)	4,475	137,338
ViaCell, Inc. (a)	1,422	7,480
Vical, Inc. (a)	1,923	10,038
Vion Pharmaceuticals, Inc. (a)	3,569	5,318
XOMA Ltd. (a)	3,056	9,779
Zymogenetics, Inc. (a)	2,588	38,820
		8,915,185
Health Care Equipment & Supplies - 2.4%
Abaxis, Inc. (a)	1,054	24,042
Abiomed, Inc. (a)	1,170	16,357
Accuray, Inc.	1,743	44,412
Adeza Biomedical Corp. (a)	710	17,225
Align Technology, Inc. (a)	2,471	40,574
Alphatec Holdings, Inc.	2,493	11,642
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
American Medical Systems Holdings, Inc. (a)	2,650	$ 53,901
Analogic Corp.	476	26,632
Angiodynamics, Inc. (a)	742	17,808
Anika Therapeutics, Inc. (a)	1,155	15,662
Arrow International, Inc.	1,643	54,827
ArthroCare Corp. (a)	931	33,842
Aspect Medical Systems, Inc. (a)	1,110	17,927
BioLase Technology, Inc. (a)	971	8,195
Biomet, Inc.	8,897	376,610
Biosite, Inc. (a)	686	36,440
Candela Corp. (a)	610	6,948
Cardiac Science Corp. (a)	367	3,131
Cardiodynamics International Corp. (a)	2,704	3,001
Cerus Corp. (a)	678	3,621
China Medical Technologies, Inc. sponsored ADR (a)	558	13,961
Cholestech Corp. (a)	658	10,758
Clinical Data, Inc. (a)	599	12,321
Conceptus, Inc. (a)	1,026	19,268
CONMED Corp. (a)	1,194	32,668
Cutera, Inc. (a)	393	13,735
Cyberonics, Inc. (a)	889	18,207
Cytyc Corp. (a)	4,213	127,654
Dade Behring Holdings, Inc.	2,887	118,252
Datascope Corp.	602	21,552
DENTSPLY International, Inc.	5,578	175,930
DexCom, Inc. (a)	887	7,176
E-Z-EM, Inc. (a)	385	6,811
Endologix, Inc. (a)	2,192	9,206
EPIX Pharmaceuticals, Inc. (a)	1,676	11,263
ev3, Inc. (a)	2,554	50,161
Exactech, Inc. (a)	695	10,675
Foxhollow Technologies, Inc. (a)	1,088	24,328
Gen-Probe, Inc. (a)	1,810	86,916
Given Imaging Ltd. (a)	1,222	26,236
Hansen Medical, Inc.	680	11,370
HealthTronics, Inc. (a)	1,061	6,546
Hologic, Inc. (a)	1,892	104,155
Home Diagnostics, Inc.	623	7,245
I-Flow Corp. (a)	1,389	20,015
ICU Medical, Inc. (a)	616	24,061
IDEXX Laboratories, Inc. (a)	1,015	87,473
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Immucor, Inc. (a)	2,341	$ 69,621
Integra LifeSciences Holdings Corp. (a)	1,019	42,849
IntraLase Corp. (a)	900	22,194
Intuitive Surgical, Inc. (a)	1,311	145,652
IRIS International, Inc. (a)	628	7,122
Kensey Nash Corp. (a)	546	15,648
Kyphon, Inc. (a)	1,531	69,063
LifeCell Corp. (a)	1,029	24,562
Lifecore Biomedical, Inc. (a)	890	15,192
Medical Action Industries, Inc. (a)	644	14,310
Meridian Bioscience, Inc.	1,306	35,079
Merit Medical Systems, Inc. (a)	933	13,127
Micrus Endovascular Corp. (a)	527	10,909
Natus Medical, Inc. (a)	668	10,761
Neogen Corp. (a)	847	19,354
NeuroMetrix, Inc. (a)(d)	546	6,213
NMT Medical, Inc. (a)	278	3,867
Northstar Neuroscience, Inc. (d)	787	9,475
NUCRYST Pharmaceuticals Corp. (a)	871	3,092
Nutraceutical International Corp. (a)	1,149	19,188
NuVasive, Inc. (a)	970	22,921
NxStage Medical, Inc. (a)	1,142	13,990
OccuLogix, Inc. (a)(d)	1,463	2,458
OraSure Technologies, Inc. (a)	1,673	13,317
Orthofix International NV (a)	532	26,132
Orthovita, Inc. (a)	2,930	9,874
Palomar Medical Technologies, Inc. (a)	738	30,169
PolyMedica Corp.	870	36,018
Possis Medical, Inc. (a)	837	10,270
Quidel Corp. (a)	1,851	19,935
Regeneration Technologies, Inc. (a)	1,150	8,131
Respironics, Inc. (a)	2,781	113,938
Shamir Optical Industry Ltd. (a)	550	4,846
Sirona Dental Systems, Inc.	1,908	71,016
Somanetics Corp. (a)	478	9,799
SonoSite, Inc. (a)	686	20,635
Staar Surgical Co. (a)	973	5,994
Stereotaxis, Inc. (a)	1,589	18,289
SurModics, Inc. (a)(d)	644	23,834
Syneron Medical Ltd. (a)	1,073	28,660
Synovis Life Technologies, Inc. (a)	441	5,495
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
The Spectranetics Corp. (a)	1,011	$ 10,626
Thermogenesis Corp. (a)	3,113	9,557
Thoratec Corp. (a)	2,200	43,230
Trinity Biotech PLC sponsored ADR (a)	469	4,751
Urologix, Inc. (a)	719	2,308
Utah Medical Products, Inc.	222	7,743
Vascular Solutions, Inc. (a)	1,116	11,339
Vital Signs, Inc.	574	30,353
Volcano Corp.	1,129	21,462
Wright Medical Group, Inc. (a)	1,334	29,815
Xtent, Inc.	818	11,984
Young Innovations, Inc.	476	12,157
Zoll Medical Corp.	784	21,803
		3,140,867
Health Care Providers & Services - 1.5%
Air Methods Corp. (a)	211	5,273
Allied Healthcare International, Inc. (a)	3,083	9,280
Allion Healthcare, Inc. (a)	455	2,389
Amedisys, Inc. (a)	834	26,671
America Service Group, Inc. (a)	432	6,592
American Dental Partners, Inc. (a)	371	7,513
AmSurg Corp. (a)	1,236	28,490
Animal Health International, Inc.	847	10,926
Bio-Reference Laboratories, Inc. (a)	521	12,759
BioScrip, Inc. (a)	1,487	4,699
Corvel Corp. (a)	630	18,976
Cross Country Healthcare, Inc. (a)	1,459	27,794
Dialysis Corp. of America (a)	517	7,135
Express Scripts, Inc. (a)	4,953	373,506
Genesis HealthCare Corp. (a)	770	48,549
Gentiva Health Services, Inc. (a)	1,487	29,353
HealthExtras, Inc. (a)	1,614	42,771
Healthways, Inc. (a)	1,213	52,753
Henry Schein, Inc. (a)	2,999	156,458
HMS Holdings Corp. (a)	651	12,890
Horizon Health Corp. (a)	412	8,050
Hythiam, Inc. (a)(d)	1,852	14,816
InVentiv Health, Inc. (a)	1,015	37,017
LCA-Vision, Inc.	834	36,362
LHC Group, Inc. (a)	485	13,910
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
LifePoint Hospitals, Inc. (a)	2,017	$ 73,822
Lincare Holdings, Inc. (a)	3,627	141,634
Magellan Health Services, Inc. (a)	1,222	51,092
Matria Healthcare, Inc. (a)	630	15,983
Medcath Corp. (a)	690	20,024
MWI Veterinary Supply, Inc. (a)	470	14,584
National Medical Health Card Systems, Inc. (a)	446	6,280
Nighthawk Radiology Holdings, Inc.	1,124	23,357
NovaMed Eyecare, Inc. (a)	895	6,623
Odyssey Healthcare, Inc. (a)	1,371	18,618
Option Care, Inc.	1,698	22,549
Patterson Companies, Inc. (a)	4,922	164,296
PDI, Inc. (a)	588	5,939
Providence Service Corp. (a)	756	16,632
PSS World Medical, Inc. (a)	2,910	60,353
Psychiatric Solutions, Inc.	1,880	75,125
QMed, Inc.	719	3,221
Radiation Therapy Services, Inc. (a)	597	18,017
ResCare, Inc. (a)	1,278	22,774
Rotech Healthcare, Inc. (a)	769	2,176
Rural/Metro Corp. (a)	1,024	7,752
Sun Healthcare Group, Inc. (a)	1,339	17,608
Symbion, Inc. (a)	643	13,426
TLC Vision Corp. (a)	2,706	15,018
U.S. Physical Therapy, Inc. (a)	642	8,673
United Surgical Partners International, Inc. (a)	1,655	50,544
VCA Antech, Inc. (a)	3,109	114,131
Visicu, Inc.	1,078	7,578
VistaCare, Inc. Class A (a)	680	6,406
		1,999,167
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	2,170	58,764
AMICAS, Inc. (a)	2,457	7,027
Cerner Corp. (a)	2,775	144,605
Computer Programs & Systems, Inc.	574	16,520
Dendrite International, Inc. (a)	1,587	20,218
Eclipsys Corp. (a)	1,950	40,794
Emageon, Inc. (a)	712	8,309
Emdeon Corp. (a)	5,905	88,221
Merge Technologies, Inc.	665	3,352
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Omnicell, Inc. (a)	1,062	$ 20,613
Phase Forward, Inc. (a)	1,297	17,159
Systems Xcellence, Inc. (a)	696	13,616
TriZetto Group, Inc. (a)	2,227	46,388
Vital Images, Inc. (a)	486	16,704
WebMD Health Corp. Class A (a)	330	17,751
		520,041
Life Sciences Tools & Services - 0.8%
Accelrys, Inc. (a)	1,151	7,320
Advanced Magnetics, Inc. (a)	420	24,767
Affymetrix, Inc. (a)	2,210	56,863
Albany Molecular Research, Inc. (a)	1,295	12,251
BioVeris Corp. (a)	916	10,800
Bruker BioSciences Corp. (a)	4,188	37,734
Caliper Life Sciences, Inc. (a)	1,662	9,689
Dionex Corp. (a)	812	50,035
Diversa Corp. (a)	2,115	15,884
Draxis Health, Inc. (a)	1,251	6,707
eResearchTechnology, Inc. (a)	1,967	13,926
Exelixis, Inc. (a)	3,234	32,566
Gene Logic, Inc. (a)	2,066	3,719
Harvard Bioscience, Inc. (a)	1,879	9,527
ICON PLC sponsored ADR	987	41,010
Illumina, Inc. (a)	2,116	71,076
Invitrogen Corp. (a)	1,738	109,929
Kendle International, Inc. (a)	527	18,261
Luminex Corp. (a)	1,734	24,397
Molecular Devices Corp. (a)	714	25,197
Nanogen, Inc. (a)	1,380	1,960
Nektar Therapeutics (a)	3,487	41,356
PAREXEL International Corp. (a)	1,145	38,941
Pharmaceutical Product Development, Inc.	3,990	126,842
PharmaNet Development Group, Inc. (a)	560	11,379
PRA International (a)	791	15,867
QIAGEN NV (a)	5,186	84,999
Sequenom, Inc. (a)	1,199	5,024
Stratagene Corp.	815	6,968
Techne Corp. (a)	1,545	87,014
Third Wave Technologies, Inc. (a)	3,014	15,854
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Varian, Inc. (a)	1,250	$ 68,038
Ventana Medical Systems, Inc. (a)	1,320	53,130
		1,139,030
Pharmaceuticals - 1.9%
Abraxis BioScience, Inc. (a)	5,947	156,644
Acusphere, Inc. (a)	2,024	5,485
Adams Respiratory Therapeutics, Inc. (a)	1,197	43,475
Adolor Corp. (a)	1,578	10,541
Advancis Pharmaceutical Corp. (a)	3,562	8,941
Akorn, Inc. (a)	3,038	17,955
Alexza Pharmaceuticals, Inc.	1,166	11,683
Amarin Corp. PLC sponsored ADR (a)	2,355	4,168
Anesiva, Inc. (a)	1,150	9,235
Aspreva Pharmaceuticals Corp. (a)	1,249	27,403
Atherogenics, Inc. (a)(d)	1,589	17,368
Auxilium Pharmaceuticals, Inc. (a)	1,269	15,774
AVANIR Pharmaceuticals Class A (a)	1,504	2,797
Axcan Pharma, Inc. (a)	1,850	29,358
Barrier Therapeutics, Inc. (a)	1,723	11,320
BioMimetic Therapeutics, Inc.	679	11,210
Cadence Pharmaceuticals, Inc.	961	13,704
Cardiome Pharma Corp. (a)	2,213	24,387
Collagenex Pharmaceuticals, Inc. (a)	1,004	13,574
Columbia Laboratories, Inc. (a)	1,463	2,077
Cypress Bioscience, Inc. (a)	1,450	11,252
DepoMed, Inc. (a)	2,888	10,021
Discovery Laboratories, Inc. (a)	1,807	3,975
Durect Corp. (a)	2,246	9,051
Emisphere Technologies, Inc. (a)	1,351	6,782
Endo Pharmaceuticals Holdings, Inc. (a)	5,009	156,331
Epicept Corp. (a)	314	509
Flamel Technologies SA sponsored ADR (a)	960	30,154
Hi-Tech Pharmacal Co., Inc. (a)	392	4,316
Hollis-Eden Pharmaceuticals, Inc. (a)	744	4,018
Inspire Pharmaceuticals, Inc. (a)	1,351	9,322
Ista Pharmaceuticals, Inc. (a)	1,088	8,835
Labopharm, Inc. (a)	1,796	10,243
Medicines Co. (a)	1,838	49,571
MGI Pharma, Inc. (a)	3,299	70,005
Nastech Pharmaceutical Co., Inc. (a)	930	10,751
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
New River Pharmaceuticals, Inc.	1,375	$ 86,969
NitroMed, Inc. (a)	1,153	4,439
Noven Pharmaceuticals, Inc. (a)	1,082	26,639
Novogen Ltd. sponsored ADR (a)	311	3,433
Obagi Medical Products, Inc.	1,107	14,225
Pain Therapeutics, Inc. (a)	2,063	16,277
Penwest Pharmaceuticals Co. (a)	784	10,372
Perrigo Co.	3,152	52,638
Pharmos Corp. (a)	1,334	2,081
Pozen, Inc. (a)	1,137	17,885
Replidyne, Inc.	1,603	9,057
Salix Pharmaceuticals Ltd. (a)	1,899	26,985
Santarus, Inc. (a)	2,311	15,276
Sciele Pharma, Inc. (a)	1,516	34,868
Sepracor, Inc. (a)	3,864	203,092
Shire PLC sponsored ADR	1,906	122,880
Somaxon Pharmaceuticals, Inc. (a)	708	8,036
Spectrum Pharmaceuticals, Inc. (a)(d)	1,425	8,507
SuperGen, Inc. (a)	1,793	8,571
Teva Pharmaceutical Industries Ltd. sponsored ADR	21,682	771,012
ViroPharma, Inc. (a)	2,184	34,944
Vivus, Inc. (a)	3,000	11,850
Warner Chilcott Ltd.	8,568	127,492
Westaim Corp. (a)	4,142	4,073
Xenoport, Inc. (a)	1,030	26,553
Zila, Inc. (a)	3,377	7,125
		2,487,514
TOTAL HEALTH CARE		18,201,804
INDUSTRIALS - 6.1%
Aerospace & Defense - 0.3%
AeroVironment, Inc.	617	13,124
Applied Signal Technology, Inc.	623	10,043
Argon ST, Inc. (a)	1,034	25,054
BE Aerospace, Inc. (a)	2,549	76,954
Ceradyne, Inc. (a)	986	50,878
Elbit Systems Ltd.	1,615	55,378
Herley Industries, Inc. (a)	725	11,143
Innovative Solutions & Support, Inc. (a)	808	16,879
Ionatron, Inc. (d)	3,911	20,611
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Ladish Co., Inc. (a)	439	$ 18,350
LMI Aerospace, Inc. (a)	445	8,006
MTC Technologies, Inc. (a)	616	13,004
Sypris Solutions, Inc.	913	5,560
Taser International, Inc. (a)	2,536	20,136
		345,120
Air Freight & Logistics - 0.8%
ABX Air, Inc. (a)	2,018	15,034
Atlas Air Worldwide Holdings, Inc. (a)	700	34,195
C.H. Robinson Worldwide, Inc.	5,889	300,103
Dynamex, Inc. (a)	520	12,459
EGL, Inc. (a)	1,530	53,871
Expeditors International of Washington, Inc.	7,604	341,039
Forward Air Corp.	1,194	38,948
Hub Group, Inc. Class A	1,583	50,134
Pacer International, Inc.	1,461	39,491
Park-Ohio Holdings Corp. (a)	681	12,421
UTI Worldwide, Inc.	3,470	104,586
		1,002,281
Airlines - 0.5%
Allegiant Travel Co.	662	22,614
Frontier Airlines Holdings, Inc. (a)	1,296	8,696
JetBlue Airways Corp. (a)	6,073	74,759
MAIR Holdings, Inc. (a)	1,504	10,227
Mesa Air Group, Inc. (a)	1,528	11,628
Pinnacle Airlines Corp. (a)	1,201	21,558
Republic Airways Holdings, Inc. (a)	1,601	31,732
Ryanair Holdings PLC sponsored ADR (a)(d)	4,366	195,815
SkyWest, Inc.	2,294	58,612
UAL Corp. (a)	3,875	154,961
		590,602
Building Products - 0.1%
Aaon, Inc.	735	20,411
American Woodmark Corp.	601	23,884
Apogee Enterprises, Inc.	1,461	30,652
Builders FirstSource, Inc. (a)	1,053	18,975
Insteel Industries, Inc.	865	15,925
PGT, Inc.	906	11,706
PW Eagle, Inc.	567	18,836
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Quixote Corp.	462	$ 9,443
Universal Forest Products, Inc.	686	35,555
		185,387
Commercial Services & Supplies - 1.5%
51job, Inc. sponsored ADR (a)	353	5,736
Advisory Board Co. (a)	765	39,788
American Ecology Corp.	777	14,646
Arrowhead Research Corp. (a)	1,936	7,337
Barrett Business Services, Inc.	381	9,285
Casella Waste Systems, Inc. Class A (a)	1,101	13,003
Cintas Corp.	5,793	233,921
Clean Harbors, Inc. (a)	740	37,377
Comsys IT Partners, Inc. (a)	572	11,383
Copart, Inc. (a)	3,247	95,624
Corporate Executive Board Co.	1,417	110,257
CoStar Group, Inc. (a)	714	33,465
CRA International, Inc. (a)	448	23,202
Diamond Management & Technology Consultants, Inc.	1,686	25,442
Exponent, Inc. (a)	558	10,273
First Advantage Corp. Class A (a)	475	11,823
First Consulting Group, Inc. (a)	1,367	16,513
Fuel Tech, Inc. (a)	721	18,313
G&K Services, Inc. Class A	870	32,703
GeoEye, Inc. (a)	807	14,631
Healthcare Services Group, Inc.	900	25,236
Heidrick & Struggles International, Inc. (a)	903	41,384
Herman Miller, Inc.	2,577	99,137
Hudson Highland Group, Inc. (a)	917	14,929
Huron Consulting Group, Inc. (a)	672	42,605
ICF International, Inc.	500	7,385
ICT Group, Inc. (a)	777	21,026
Innerworkings, Inc.	1,520	20,596
Integrated Alarm Services Group, Inc. (a)(d)	1,422	5,503
Interface, Inc. Class A (a)	1,437	22,733
Intersections, Inc. (a)	621	7,148
Kelly Services, Inc. Class A (non-vtg.)	1,113	34,247
Kenexa Corp. (a)	903	30,422
Kforce, Inc. (a)	1,607	21,855
Layne Christensen Co. (a)	476	15,251
Learning Tree International, Inc. (a)	935	10,500
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
LECG Corp. (a)	672	$ 9,032
McGrath RentCorp.	1,180	35,129
Mobile Mini, Inc.	1,405	37,837
Monster Worldwide, Inc. (a)	4,376	218,187
Multi-Color Corp.	235	8,206
On Assignment, Inc. (a)	1,559	19,113
PeopleSupport, Inc. (a)	1,001	21,181
Resources Connection, Inc. (a)	1,915	61,969
School Specialty, Inc. (a)	700	26,117
Standard Parking Corp. (a)	224	7,614
Stericycle, Inc. (a)	1,405	109,323
Synagro Technologies, Inc.	2,749	15,697
Taleo Corp. Class A (a)	669	10,704
Teletech Holdings, Inc. (a)	2,548	80,211
Tetra Tech, Inc. (a)	2,047	36,498
Thomas Group	435	5,285
TRM Corp. (a)	928	2,719
United Stationers, Inc. (a)	1,145	62,975
Waste Industries USA, Inc.	662	16,795
Waste Services, Inc. (a)	1,742	18,622
WCA Waste Corp. (a)	831	6,307
		1,994,200
Construction & Engineering - 0.2%
Foster Wheeler Ltd. (a)	2,391	132,174
Insituform Technologies, Inc. Class A (a)	1,047	26,531
Integrated Electrical Services, Inc. (a)	680	15,946
KHD Humboldt Wedag International Ltd. (a)	840	32,197
Sterling Construction Co., Inc. (a)	242	4,554
Washington Group International, Inc. (a)	987	57,858
		269,260
Electrical Equipment - 0.5%
Active Power, Inc. (a)	4,367	9,083
American Superconductor Corp. (a)(d)	1,056	14,193
Canadian Solar, Inc.	927	10,318
Capstone Turbine Corp. (a)	4,058	3,571
China BAK Battery, Inc. (a)	1,690	6,557
Deswell Industries, Inc.	795	9,548
Distributed Energy Systems Corp. (a)	1,109	3,360
Encore Wire Corp.	960	24,922
Energy Conversion Devices, Inc. (a)	1,208	36,361
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Evergreen Solar, Inc. (a)(d)	2,286	$ 22,631
First Solar, Inc.	2,587	123,529
Franklin Electric Co., Inc.	700	33,922
FuelCell Energy, Inc. (d)	1,908	13,165
Genlyte Group, Inc. (a)	931	64,602
Hydrogenics Corp. (a)	2,749	3,216
II-VI, Inc. (a)	1,320	40,814
LSI Industries, Inc.	1,347	22,239
Medis Technologies Ltd. (a)(d)	1,194	20,513
Microvision, Inc. (a)(d)	2,205	7,541
Plug Power, Inc. (a)	2,904	10,106
Powell Industries, Inc. (a)	714	21,534
Power-One, Inc. (a)	3,458	21,301
Preformed Line Products Co.	179	5,984
Solarfun Power Holdings Co. Ltd. ADR	445	6,359
Superior Essex, Inc. (a)	634	20,168
Ultralife Batteries, Inc. (a)	838	7,542
Valence Technology, Inc. (a)(d)	3,624	6,270
Vicor Corp.	1,472	13,748
Woodward Governor Co.	1,348	56,158
		639,255
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	931	26,915
Machinery - 1.1%
3D Systems Corp. (a)(d)	623	11,307
A.S.V., Inc. (a)(d)	1,291	20,140
Altra Holdings, Inc.	696	10,482
American Railcar Industries, Inc.	700	21,448
American Science & Engineering, Inc. (a)	390	19,952
Astec Industries, Inc. (a)	707	27,191
Basin Water, Inc.	578	4,532
Bucyrus International, Inc. Class A	1,115	56,809
Chart Industries, Inc.	834	14,170
Columbus McKinnon Corp. (NY Shares) (a)	571	13,247
Commercial Vehicle Group, Inc. (a)	617	11,964
Dynamic Materials Corp.	416	13,008
Flanders Corp. (a)	1,194	9,325
Flow International Corp. (a)	1,118	13,550
Force Protection, Inc. (a)(d)	2,102	34,263
FreightCar America, Inc.	445	22,045
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Gehl Co. (a)	360	$ 9,130
Hurco Companies, Inc. (a)	198	7,659
Joy Global, Inc.	4,268	189,243
L.B. Foster Co. Class A (a)	548	10,823
Lincoln Electric Holdings, Inc.	1,433	89,419
Middleby Corp. (a)	309	34,077
Nordson Corp.	1,334	65,073
Omega Flex, Inc.	348	7,830
PACCAR, Inc.	8,791	610,887
Portec Rail Products, Inc.	802	8,221
RBC Bearings, Inc. (a)	569	18,566
Sun Hydraulics Corp.	304	6,685
Tecumseh Products Co.:
Class A (non-vtg.) (a)	487	8,289
Class B (a)	515	8,704
TurboChef Technologies, Inc. (a)(d)	1,317	19,768
Volvo AB sponsored ADR	414	31,866
		1,429,673
Marine - 0.2%
Alexander & Baldwin, Inc.	1,738	85,892
American Commercial Lines, Inc. (a)	2,200	79,486
Aries Maritime Transport Ltd.	938	8,123
DryShips, Inc.	1,054	20,026
Eagle Bulk Shipping, Inc.	807	16,140
Genco Shipping & Trading Ltd.	726	22,070
Quintana Maritime Ltd.	1,166	16,102
Stolt-Nielsen SA Class B sponsored ADR	976	25,854
Ultrapetrol Ltd.	847	15,263
		288,956
Road & Rail - 0.6%
AMERCO (a)	755	49,090
Arkansas Best Corp.	959	37,852
Celadon Group, Inc. (a)	651	11,659
Covenant Transport, Inc. Class A (a)	791	9,152
Frozen Food Express Industries, Inc.	1,606	13,458
Heartland Express, Inc.	3,596	59,370
J.B. Hunt Transport Services, Inc.	5,677	150,781
Landstar System, Inc.	2,083	93,089
Marten Transport Ltd. (a)	1,138	18,993
Old Dominion Freight Lines, Inc. (a)	1,264	39,323
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
P.A.M. Transportation Services, Inc. (a)	609	$ 13,946
Patriot Transportation Holding, Inc. (a)	223	19,011
Quality Distribution, Inc. (a)	639	5,495
Saia, Inc. (a)	861	23,454
Swift Transportation Co., Inc.	2,727	83,964
U.S. Xpress Enterprises, Inc. Class A (a)	648	12,500
Universal Truckload Services, Inc. (a)	523	12,683
USA Truck, Inc. (a)	403	6,541
Vitran Corp., Inc. (a)	366	6,928
Werner Enterprises, Inc.	3,324	64,087
YRC Worldwide, Inc. (a)	2,128	92,525
		823,901
Trading Companies & Distributors - 0.3%
Aceto Corp.	913	7,624
Beacon Roofing Supply, Inc. (a)	1,433	23,831
Electro Rent Corp. (a)	1,525	23,195
Fastenal Co.	5,579	196,771
H&E Equipment Services, Inc.	1,210	31,956
Houston Wire & Cable Co.	739	18,305
Kaman Corp.	1,431	32,641
Lawson Products, Inc.	560	21,946
NuCo2, Inc. (a)	586	14,380
Rush Enterprises, Inc. Class A (a)	557	10,343
UAP Holding Corp.	1,852	46,985
Williams Scotsman International, Inc. (a)	1,405	28,606
		456,583
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte Sab de CV ADR	291	6,833
TOTAL INDUSTRIALS		8,058,966
INFORMATION TECHNOLOGY - 48.6%
Communications Equipment - 9.0%
3Com Corp. (a)	14,200	54,954
Acme Packet, Inc.	2,073	34,433
ADC Telecommunications, Inc. (a)	4,587	75,319
Adtran, Inc.	2,844	65,497
Airspan Networks, Inc. (a)	1,436	6,519
Alvarion Ltd. (a)	2,479	19,287
Anaren, Inc. (a)	1,110	18,504
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Andrew Corp. (a)	5,847	$ 62,095
Arris Group, Inc. (a)	3,430	45,070
AudioCodes Ltd. (a)	1,838	17,921
Avanex Corp. (a)	8,808	16,471
Avici Systems, Inc. (a)	1,122	9,840
Avocent Corp. (a)	2,111	67,193
Bel Fuse, Inc. Class B (non-vtg.)	349	11,095
Black Box Corp.	728	27,577
Blue Coat Systems, Inc. (a)	580	18,751
Bookham, Inc. (a)	3,874	10,150
C-COR, Inc. (a)	2,018	27,546
Carrier Access Corp. (a)	1,200	5,940
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,116	10,066
Ciena Corp. (a)	3,128	98,438
Cisco Systems, Inc. (a)	219,110	5,683,713
Comtech Group, Inc. (a)	1,108	16,454
Comtech Telecommunications Corp. (a)	973	33,423
Digi International, Inc. (a)	542	7,247
Ditech Networks, Inc. (a)	1,546	11,982
ECI Telecom Ltd. (a)	3,715	29,794
EFJ, Inc. (a)	1,810	11,439
EMS Technologies, Inc. (a)	631	12,639
Endwave Corp. (a)	285	3,582
Exfo Electro-Optical Engineering, Inc. (sub. vtg.) (a)	746	4,939
Extreme Networks, Inc. (a)	5,052	22,279
F5 Networks, Inc. (a)	1,458	105,880
Finisar Corp. (a)	10,673	34,047
Foundry Networks, Inc. (a)	5,552	81,059
Glenayre Technologies, Inc. (a)	3,012	7,891
Harmonic, Inc. (a)	3,056	26,923
Harris Stratex Networks, Inc. (a)	1,088	22,195
Hughes Communications, Inc. (a)	648	29,095
Inter-Tel, Inc.	1,061	24,552
InterDigital Communication Corp. (a)	1,921	66,697
Ituran Location & Control Ltd.	736	11,018
Ixia (a)	2,553	28,134
JDS Uniphase Corp. (a)	7,479	121,235
Juniper Networks, Inc. (a)	20,462	386,936
KVH Industries, Inc. (a)	493	4,950
Loral Space & Communications Ltd. (a)	700	32,585
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
MRV Communications, Inc. (a)	5,445	$ 20,528
NETGEAR, Inc. (a)	1,180	31,895
Network Engines, Inc. (a)	1,715	3,584
Nextwave Wireless, Inc. (a)	2,922	34,012
Nice Systems Ltd. sponsored ADR	1,320	45,184
NMS Communications Corp. (a)	1,894	3,542
Oplink Communications, Inc. (a)	1,074	17,710
Opnext, Inc.	2,226	37,508
Optium Corp.	862	19,835
ORBCOMM, Inc.	1,408	18,135
Orckit Communications Ltd. (a)	707	7,480
Packeteer, Inc. (a)	1,423	17,076
Parkervision, Inc. (a)(d)	1,023	11,161
PC-Tel, Inc. (a)	1,060	11,024
Pegasus Wireless Corp. warrants 8/11/08 (a)	222	3
Polycom, Inc. (a)	3,289	104,919
Powerwave Technologies, Inc. (a)	4,926	26,206
Qiao Xing Universal Telephone, Inc. (a)(d)	793	13,870
QUALCOMM, Inc.	59,241	2,386,227
RADWARE Ltd. (a)	875	12,355
Radyne Corp. (a)	373	3,648
Research In Motion Ltd. (a)	6,687	940,259
Riverbed Technology, Inc. (d)	2,478	78,875
SafeNet, Inc. (a)	906	24,870
SCM Microsystems, Inc. (a)	1,450	5,829
SeaChange International, Inc. (a)	1,254	12,791
Sierra Wireless, Inc. (a)	707	9,608
Sirenza Microdevices, Inc. (a)	1,801	13,958
Sonus Networks, Inc. (a)	8,499	65,357
SpectraLink Corp. (a)	817	9,551
Sycamore Networks, Inc. (a)	11,006	42,153
Symmetricom, Inc. (a)	2,300	19,458
Tekelec (a)	2,479	30,888
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	4,245	151,801
Tellabs, Inc. (a)	15,638	163,886
Tollgrade Communications, Inc. (a)	660	7,913
UTStarcom, Inc. (a)(d)	3,924	36,258
ViaSat, Inc. (a)	1,103	37,678
Westell Technologies, Inc. Class A (a)	2,108	4,912
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
WJ Communications, Inc. (a)	3,182	$ 4,741
Zhone Technologies, Inc. (a)	8,588	9,962
		12,020,004
Computers & Peripherals - 5.2%
ActivIdentity Corp. (a)	2,052	10,691
Adaptec, Inc. (a)	4,774	17,425
Apple, Inc. (a)	30,641	2,592,535
Avid Technology, Inc. (a)	1,475	49,265
Brocade Communications Systems, Inc. (a)	15,095	136,006
Concurrent Computer Corp. (a)	3,252	5,138
Cray, Inc. (a)	1,178	15,750
Creative Technology Ltd. (NASDAQ)	3,194	20,410
Dell, Inc. (a)	81,745	1,867,873
Dot Hill Systems Corp. (a)	3,224	11,187
Electronics for Imaging, Inc. (a)	2,027	46,256
Hutchinson Technology, Inc. (a)	1,005	22,733
Immersion Corp. (a)	1,233	9,001
InFocus Corp. (a)	2,429	6,631
Komag, Inc. (a)	1,047	35,588
LaserCard Corp. (a)	400	5,036
Logitech International SA	6,697	175,127
Mobility Electronics, Inc. (a)	1,278	4,166
Neoware, Inc. (a)	694	8,175
Network Appliance, Inc. (a)	13,370	517,018
Novatel Wireless, Inc. (a)	1,334	17,622
Palm, Inc.	3,627	60,027
Presstek, Inc. (a)	1,869	10,990
QLogic Corp.	5,778	101,635
Rackable Systems, Inc. (a)	978	17,027
Rimage Corp. (a)	405	11,470
SanDisk Corp. (a)	8,086	294,492
Silicon Graphics, Inc. (a)	485	13,823
SimpleTech, Inc. (a)	1,900	16,378
Stratasys, Inc. (a)	352	12,911
Sun Microsystems, Inc. (a)	126,437	775,059
Synaptics, Inc. (a)	1,124	27,583
Transact Technologies, Inc. (a)	549	5,221
Xyratex Ltd. (a)	1,111	25,275
		6,945,524
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 1.7%
Acacia Research Corp. - Acacia Technologies (a)	958	$ 13,230
Aeroflex, Inc. (a)	2,659	30,392
Agilysys, Inc.	1,627	34,167
Bell Microproducts, Inc. (a)	2,092	14,330
Brightpoint, Inc. (a)	1,603	19,348
CalAmp Corp. (a)	1,012	8,997
CDW Corp.	2,924	181,522
Cherokee International Corp. (a)	677	3,175
Cogent, Inc. (a)	3,223	36,388
Cognex Corp.	1,684	36,930
Coherent, Inc. (a)	1,194	35,892
Color Kinetics, Inc. (a)	769	14,073
CPI International, Inc.	837	14,673
CyberOptics Corp. (a)	434	5,946
Daktronics, Inc.	1,458	38,885
DTS, Inc. (a)	809	19,570
Echelon Corp. (a)	1,715	16,275
Electro Scientific Industries, Inc. (a)	1,250	26,900
Excel Technology, Inc. (a)	588	15,705
FARO Technologies, Inc. (a)	644	17,382
Flextronics International Ltd. (a)	20,586	225,005
FLIR Systems, Inc. (a)	2,456	85,371
Global Imaging Systems, Inc. (a)	1,517	30,446
GSI Group, Inc. (a)	1,908	17,783
I. D. Systems Inc. (a)	564	8,539
Insight Enterprises, Inc. (a)	2,027	39,162
INTAC International (a)	1,650	12,986
IPG Photonics Corp.	1,472	34,136
Itron, Inc. (a)	812	52,471
Littelfuse, Inc. (a)	945	34,804
LoJack Corp. (a)	987	18,792
Magal Security Systems Ltd. (a)	357	3,859
Maxwell Technologies, Inc. (a)(d)	806	11,131
Measurement Specialties, Inc. (a)	501	11,553
Mechanical Technology, Inc. (a)	1,121	1,805
Mellanox Technologies Ltd.	1,029	22,041
Mercury Computer Systems, Inc. (a)	909	11,562
Merix Corp. (a)	814	7,302
Methode Electronics, Inc. Class A	1,472	15,912
Molex, Inc.	3,481	102,098
Molex, Inc. Class A (non-vtg.)	3,152	82,614
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
MTS Systems Corp.	739	$ 27,919
Multi-Fineline Electronix, Inc. (a)	1,056	19,441
National Instruments Corp.	2,887	77,458
NetList, Inc.	894	7,778
Newport Corp. (a)	1,698	30,326
NovAtel, Inc. (a)	392	17,017
NU Horizons Electronics Corp. (a)	1,528	15,097
Optimal Group, Inc. Class A (a)	1,334	11,112
Orbotech Ltd. (a)	1,320	29,502
OSI Systems, Inc. (a)	665	16,625
OYO Geospace Corp. (a)	102	6,933
PC Connection, Inc. (a)	1,297	21,375
Photon Dynamics, Inc. (a)	712	8,402
Planar Systems, Inc. (a)	596	5,328
Plexus Corp. (a)	1,880	30,832
RadiSys Corp. (a)	884	13,896
Richardson Electronics Ltd.	1,121	10,324
Rofin-Sinar Technologies, Inc. (a)	532	31,994
Sanmina-SCI Corp. (a)	20,030	74,311
ScanSource, Inc.	987	27,300
Smart Modular Tech WWH, Inc.	1,987	21,559
SpatiaLight, Inc. (a)(d)	2,916	3,353
Staktek Holdings, Inc. (a)	1,869	7,607
Sunpower Corp. Class A (a)	693	30,007
Suntron Corp. (a)	2,567	3,132
Tech Data Corp. (a)	2,083	77,654
Trimble Navigation Ltd. (a)	4,094	108,327
TTM Technologies, Inc. (a)	1,661	18,836
Universal Display Corp. (a)(d)	1,238	16,119
X-Rite, Inc.	1,119	13,215
Zygo Corp. (a)	948	15,159
		2,211,090
Internet Software & Services - 7.0%
24/7 Real Media, Inc. (a)	2,482	23,926
Access Integrated Technologies, Inc. Class A (a)	1,038	6,903
Akamai Technologies, Inc. (a)	5,579	287,709
aQuantive, Inc. (a)	2,733	69,254
Ariba, Inc. (a)	2,623	24,420
Art Technology Group, Inc. (a)	4,732	10,268
AsiaInfo Holdings, Inc. (a)	2,135	15,223
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Autobytel, Inc. (a)	1,645	$ 6,416
Baidu.com, Inc. sponsored ADR (a)	777	82,906
Bankrate, Inc. (a)	638	25,896
Chordiant Software, Inc. (a)	1,345	12,307
CMGI, Inc. (a)	17,011	26,197
CNET Networks, Inc. (a)	5,624	49,379
Corillian Corp. (a)	1,422	7,110
Cryptologic, Inc.	444	10,141
CyberSource Corp. (a)	1,136	13,882
DealerTrack Holdings, Inc. (a)	1,393	40,327
Digital River, Inc. (a)	1,431	79,263
DivX, Inc.	1,185	24,375
EarthLink, Inc. (a)	4,830	34,390
eBay, Inc. (a)	50,180	1,608,771
eCollege.com (a)	779	13,539
Entrust, Inc. (a)	3,252	14,081
Equinix, Inc. (a)	1,110	91,764
GigaMedia Ltd. (a)	2,007	24,405
Google, Inc. Class A (sub. vtg.) (a)	8,030	3,609,084
Greenfield Online, Inc. (a)	1,042	15,536
iBasis, Inc. (a)	1,289	13,019
InfoSpace, Inc. (a)	1,320	30,096
Internap Network Services Corp. (a)	1,668	31,392
Internet Capital Group, Inc. (a)	1,365	15,616
Internet Gold Golden Lines Ltd. (a)	654	8,875
Interwoven, Inc. (a)	1,395	21,232
Iona Technologies PLC sponsored ADR (a)	763	4,494
iPass, Inc. (a)	2,271	11,582
j2 Global Communications, Inc. (a)	1,909	45,892
Jupitermedia Corp. (a)	1,588	13,593
Keynote Systems, Inc. (a)	1,195	15,666
Kintera, Inc. (a)	1,533	2,315
Liquidity Services, Inc.	1,141	20,595
LivePerson, Inc. (a)	2,150	12,556
LookSmart Ltd. (a)	899	3,893
LoopNet, Inc.	1,234	20,694
Mamma.com, Inc. (a)(d)	1,366	6,229
Marchex, Inc. Class B	848	11,431
MIVA, Inc. (a)	2,453	10,254
NaviSite, Inc. (a)	2,251	14,609
NetEase.com, Inc. sponsored ADR (d)	2,464	50,266
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
NetRatings, Inc. (a)	1,824	$ 37,812
NIC, Inc.	3,209	16,976
Omniture, Inc.	1,938	30,136
Online Resources Corp. (a)	903	9,346
Open Text Corp. (a)	1,629	35,699
Openwave Systems, Inc. (a)	3,346	27,303
Perficient, Inc. (a)	1,096	21,295
RADVision Ltd. (a)	641	14,416
RealNetworks, Inc. (a)	6,629	54,093
S1 Corp. (a)	3,548	18,379
Saba Software, Inc. (a)	1,518	11,021
SAVVIS, Inc. (a)	1,905	81,858
Selectica, Inc. (a)	2,972	5,766
Sify Ltd. sponsored ADR (a)	1,368	11,724
Sina Corp. (a)	1,810	62,499
SkillSoft PLC sponsored ADR (a)	3,460	24,428
Sohu.com, Inc. (a)	1,405	32,399
SonicWALL, Inc. (a)	3,332	29,055
Supportsoft, Inc. (a)	1,478	8,765
Switch & Data Facilities Co., Inc.	1,219	23,746
The Knot, Inc. (a)	1,242	29,361
TheStreet.com, Inc.	1,020	11,373
Tom Online, Inc. sponsored ADR (a)	277	3,343
Traffic.com, Inc.	732	5,600
Travelzoo, Inc. (a)	712	23,930
Tumbleweed Communications Corp. (a)	1,978	6,903
United Online, Inc.	2,372	31,192
ValueClick, Inc. (a)	3,903	103,430
VeriSign, Inc. (a)	8,632	218,390
Vignette Corp. (a)	1,154	20,587
Vitria Technology, Inc. (a)	2,206	6,089
Vocus, Inc. (a)	835	16,566
WebEx Communications, Inc. (a)	1,668	72,441
webMethods, Inc. (a)	2,300	15,617
Websense, Inc. (a)	1,905	43,358
WebSideStory, Inc. (a)	889	11,290
Website Pros, Inc. (a)	588	5,410
Workstream, Inc. (a)	2,720	3,509
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Yahoo!, Inc. (a)	48,856	$ 1,507,696
Zix Corp. (a)	1,519	2,582
		9,287,154
IT Services - 1.8%
Acxiom Corp.	2,451	52,353
Answerthink, Inc. (a)	1,577	5,094
Applied Digital Solutions, Inc. (a)	1,968	3,188
Carreker Corp. (a)	1,221	9,744
Cass Information Systems, Inc.	308	10,386
CheckFree Corp. (a)	3,473	131,696
Cognizant Technology Solutions Corp. Class A (a)	5,009	451,812
Covansys Corp. (a)	1,431	35,288
CSG Systems International, Inc. (a)	1,699	41,897
Electronic Clearing House, Inc. (a)	774	14,443
Euronet Worldwide, Inc. (a)	1,375	37,579
ExlService Holdings, Inc.	947	21,459
Fiserv, Inc. (a)	6,042	319,984
Forrester Research, Inc. (a)	1,110	29,781
Gevity HR, Inc.	840	16,733
iGate Corp. (a)	2,805	18,990
Infocrossing, Inc. (a)	1,081	16,896
Infosys Technologies Ltd. sponsored ADR	3,898	211,505
infoUSA, Inc.	2,532	26,004
Integral Systems, Inc.	363	8,992
Isilon Systems, Inc.	2,045	39,816
Lightbridge, Inc. (a)	1,478	23,855
Lionbridge Technologies, Inc. (a)	2,011	10,799
ManTech International Corp. Class A (a)	700	24,115
Ness Technologies, Inc. (a)	1,127	15,654
Paychex, Inc.	13,580	551,755
PFSweb, Inc. (a)	637	631
RightNow Technologies, Inc. (a)	1,043	17,387
Sapient Corp. (a)	5,752	35,892
SI International, Inc. (a)	569	15,943
SM&A (a)	1,041	7,506
Sykes Enterprises, Inc. (a)	1,346	21,590
Syntel, Inc.	1,531	54,932
TALX Corp.	1,264	43,014
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Telvent GIT SA (a)	1,303	$ 22,985
Zanett, Inc. (a)	3,475	5,491
		2,355,189
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	2,491	98,669
Semiconductors & Semiconductor Equipment - 9.1%
8X8, Inc. (a)(d)	5,668	8,049
Actel Corp. (a)	945	15,819
Advanced Analogic Technologies, Inc. (a)	1,578	10,241
Advanced Energy Industries, Inc. (a)	1,407	28,337
Altera Corp. (a)	12,932	272,995
AMIS Holdings, Inc. (a)	2,521	28,563
Amkor Technology, Inc. (a)	6,601	76,110
ANADIGICS, Inc. (a)	1,676	20,464
Applied Materials, Inc.	49,848	925,677
Applied Micro Circuits Corp. (a)	12,006	46,463
ARM Holdings PLC sponsored ADR	1,938	14,593
ASE Test Ltd. (a)	4,147	46,115
ASM International NV (NASDAQ) (a)	945	21,735
ASML Holding NV (NY Shares) (a)	5,751	141,360
Asyst Technologies, Inc. (a)	1,701	12,009
Atheros Communications, Inc. (a)	1,639	41,418
Atmel Corp. (a)	18,872	104,551
ATMI, Inc. (a)	1,236	41,085
Axcelis Technologies, Inc. (a)	4,301	31,311
Broadcom Corp. Class A (a)	16,931	577,178
Brooks Automation, Inc. (a)	2,844	44,167
Cabot Microelectronics Corp. (a)	931	30,472
California Micro Devices Corp. (a)	1,376	7,045
Cambridge Display Technologies, Inc. (a)	916	4,992
Camtek Ltd. (a)	1,390	6,019
Centillium Communications, Inc. (a)	1,645	3,191
Ceva, Inc. (a)	1,180	8,531
ChipMOS TECHNOLOGIES Bermuda Ltd. (a)(d)	3,112	23,309
Cirrus Logic, Inc. (a)	3,869	33,544
Cohu, Inc.	840	15,658
Conexant Systems, Inc. (a)	17,367	34,560
Credence Systems Corp. (a)	3,911	17,756
Cree, Inc. (a)(d)	2,792	49,139
Cymer, Inc. (a)	1,362	56,605
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Diodes, Inc. (a)	889	$ 33,373
DSP Group, Inc. (a)	1,208	24,873
Eagle Test Systems, Inc.	540	9,542
EMCORE Corp. (a)	1,476	6,612
Entegris, Inc. (a)	4,915	54,753
Exar Corp. (a)	1,638	22,031
FEI Co. (a)	1,362	44,674
FormFactor, Inc. (a)	1,740	74,385
Genesis Microchip, Inc. (a)	1,375	10,931
Hittite Microwave Corp. (a)	1,075	45,086
Ikanos Communications, Inc. (a)	966	8,713
Integrated Device Technology, Inc. (a)	7,269	117,903
Integrated Silicon Solution, Inc. (a)	1,425	8,593
Intel Corp.	207,134	4,111,610
Intersil Corp. Class A	5,235	138,466
Intevac, Inc. (a)	1,223	33,351
IXYS Corp. (a)	1,542	15,960
KLA-Tencor Corp.	7,167	370,821
Kopin Corp. (a)	3,112	11,234
Kulicke & Soffa Industries, Inc. (a)	2,258	21,451
Lam Research Corp. (a)	4,908	219,191
Lanoptics Ltd. (a)	555	6,677
Lattice Semiconductor Corp. (a)	4,608	28,385
Leadis Technology, Inc. (a)	978	3,951
Linear Technology Corp.	10,971	364,127
LTX Corp. (a)	2,190	13,622
Marvell Technology Group Ltd. (a)	20,926	429,402
Mattson Technology, Inc. (a)	2,057	18,122
Maxim Integrated Products, Inc.	11,635	381,046
Micrel, Inc. (a)	3,709	43,247
Microchip Technology, Inc.	7,593	270,311
Microsemi Corp. (a)	2,417	48,968
Microtune, Inc. (a)	2,954	13,086
Mindspeed Technologies, Inc. (a)	3,610	8,772
MIPS Technologies, Inc. (a)	1,868	17,410
MKS Instruments, Inc. (a)	2,117	51,062
Monolithic Power Systems, Inc. (a)	1,590	20,177
MoSys, Inc. (a)	1,434	11,142
Nanometrics, Inc. (a)	924	7,059
Netlogic Microsystems, Inc. (a)	946	23,593
Nextest Systems Corp.	676	8,315
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Novellus Systems, Inc. (a)	4,725	$ 152,145
NVE Corp. (a)	191	4,838
NVIDIA Corp.	12,620	391,220
O2Micro International Ltd. sponsored ADR (a)	1,546	12,801
Omnivision Technologies, Inc. (a)(d)	1,998	25,894
ON Semiconductor Corp. (a)	11,906	116,917
PDF Solutions, Inc. (a)	1,273	14,499
Pericom Semiconductor Corp. (a)	1,367	13,834
Photronics, Inc. (a)	1,332	20,539
Pixelworks, Inc. (a)	1,751	3,379
PLX Technology, Inc. (a)	1,522	15,266
PMC-Sierra, Inc. (a)	7,429	50,146
Rambus, Inc. (a)	3,745	74,600
RF Micro Devices, Inc. (a)	7,281	58,102
Rudolph Technologies, Inc. (a)	1,024	16,691
Saifun Semiconductors Ltd. (a)	1,054	13,207
Semitool, Inc. (a)	1,635	21,271
Semtech Corp. (a)	2,845	40,769
Sigma Designs, Inc. (a)	1,265	35,660
SigmaTel, Inc. (a)	1,237	4,391
Silicon Image, Inc. (a)	3,080	27,135
Silicon Laboratories, Inc. (a)	1,901	57,410
Silicon Motion Technology Corp. sponsored ADR (a)	570	11,890
Silicon Storage Technology, Inc. (a)	3,946	20,914
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	3,705	33,641
SiRF Technology Holdings, Inc. (a)	1,780	50,890
Skyworks Solutions, Inc. (a)	5,486	36,208
Spansion, Inc. Class A (a)	3,987	48,482
Standard Microsystems Corp. (a)	700	19,999
STATS ChipPAC Ltd. sponsored ADR (a)	1,573	15,211
Supertex, Inc. (a)	658	27,011
Techwell, Inc.	863	10,373
Tessera Technologies, Inc. (a)	1,734	70,088
Therma-Wave, Inc. (a)	1,812	2,881
Tower Semicondutor Ltd. (a)(d)	4,064	7,356
Transmeta Corp. (a)	6,044	4,352
Transwitch Corp. (a)	5,080	6,909
Trident Microsystems, Inc. (a)	1,752	38,737
TriQuint Semiconductor, Inc. (a)	5,876	29,380
Ultra Clean Holdings, Inc. (a)	485	7,906
Ultratech, Inc. (a)	973	12,883
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Varian Semiconductor Equipment Associates, Inc. (a)	1,977	$ 94,481
Veeco Instruments, Inc. (a)	1,250	24,488
Verigy Ltd.	2,059	48,366
Vimicro International Corp. sponsored ADR (a)	528	3,638
Virage Logic Corp. (a)	1,222	9,996
Volterra Semiconductor Corp. (a)	1,213	17,079
White Electronic Designs Corp. (a)	1,162	7,844
Xilinx, Inc.	12,318	315,587
Zilog, Inc. (a)	2,387	10,145
Zoran Corp. (a)	1,755	28,905
		12,137,442
Software - 14.7%
Activision, Inc. (a)	9,589	160,328
Actuate Corp. (a)	3,610	19,133
Adobe Systems, Inc. (a)	20,837	817,852
Advent Software, Inc. (a)	1,129	40,870
Agile Software Corp. (a)	2,270	14,551
Aladdin Knowledge Systems Ltd. (a)	499	8,807
Allot Communications Ltd.	892	8,617
Altiris, Inc. (a)	1,029	33,484
Ansoft Corp. (a)	947	29,348
Ansys, Inc. (a)	1,374	70,101
Aspen Technology, Inc. (a)	2,150	25,800
Authentidate Holding Corp. (a)	2,276	3,642
Autodesk, Inc. (a)	8,397	345,537
BEA Systems, Inc. (a)	14,066	167,807
Blackbaud, Inc.	1,529	34,984
Blackboard, Inc. (a)	931	31,058
Borland Software Corp. (a)	3,304	17,148
Bottomline Technologies, Inc. (a)	1,004	12,289
Business Objects SA sponsored ADR (a)	1,586	57,255
Cadence Design Systems, Inc. (a)	10,008	199,560
Callidus Software, Inc. (a)	1,431	10,675
Captaris, Inc. (a)	2,552	15,848
Catapult Communications Corp. (a)	936	9,500
CDC Corp. Class A (a)	3,994	36,705
Check Point Software Technologies Ltd. (a)	8,263	186,579
Citrix Systems, Inc. (a)	6,531	210,298
Cognos, Inc. (a)	3,431	130,755
CommVault Systems, Inc.	1,517	25,228
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Compuware Corp. (a)	11,675	$ 106,826
Concur Technologies, Inc. (a)	1,421	22,978
Convera Corp. Class A (a)(d)	2,564	7,846
Corel Corp.	781	9,528
Descartes Systems Group, Inc. (a)	2,805	11,704
Digimarc Corp. (a)	926	10,056
ECtel Ltd. (a)	79	396
Electronic Arts, Inc. (a)	10,880	548,570
Embarcadero Technologies, Inc. (a)	1,323	8,123
Epicor Software Corp. (a)	1,900	25,574
EPIQ Systems, Inc. (a)	763	13,528
eSpeed, Inc. Class A (a)	1,270	10,808
Evolving Systems, Inc. (a)	912	1,778
FalconStor Software, Inc. (a)	2,384	23,959
Guidance Software, Inc.	781	10,106
Hyperion Solutions Corp. (a)	2,074	88,850
i2 Technologies, Inc. (a)	823	19,596
Informatica Corp. (a)	3,495	45,295
Interactive Intelligence, Inc. (a)	1,000	14,790
Intervoice, Inc. (a)	1,587	10,189
Intuit, Inc. (a)	12,178	359,373
Jack Henry & Associates, Inc.	3,333	78,192
JDA Software Group, Inc. (a)	1,249	18,560
KongZhong Corp. sponsored ADR (a)	1,326	10,993
Kronos, Inc. (a)	1,131	44,675
Lawson Software, Inc. (a)	7,121	56,398
Macrovision Corp. (a)	1,866	46,034
Magic Software Enterprises Ltd. (a)	2,576	6,260
Magma Design Automation, Inc. (a)	1,333	13,437
Majesco Entertainment Co. (a)	5,136	7,755
Manhattan Associates, Inc. (a)	1,166	32,438
MapInfo Corp. (a)	625	8,750
Mentor Graphics Corp. (a)	2,671	45,113
MICROS Systems, Inc. (a)	1,433	79,904
Microsoft Corp.	354,275	9,979,902
MicroStrategy, Inc. Class A (a)	350	44,125
MSC.Software Corp. (a)	1,401	18,843
Napster, Inc. (a)	2,956	11,499
NDS Group PLC sponsored ADR (a)	685	33,414
Net 1 UEPS Technologies, Inc. (a)	1,863	49,854
NetScout Systems, Inc. (a)	2,356	20,332
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Novell, Inc. (a)	13,079	$ 86,583
Nuance Communications, Inc. (a)	6,111	86,104
OpenTV Corp. Class A (a)	4,274	11,198
Opnet Technologies, Inc. (a)	989	14,004
Opsware, Inc. (a)	3,359	24,789
Oracle Corp. (a)	186,702	3,067,514
Parametric Technology Corp. (a)	4,531	86,406
Pegasystems, Inc.	1,687	14,913
Pervasive Software, Inc. (a)	1,519	6,137
Phoenix Technologies Ltd. (a)	1,807	11,240
Plato Learning, Inc. (a)	1,445	7,370
Progress Software Corp. (a)	1,391	39,018
QAD, Inc.	1,546	12,940
Quality Systems, Inc.	1,180	48,297
Quest Software, Inc. (a)	3,501	57,136
Radiant Systems, Inc. (a)	1,235	14,820
Renaissance Learning, Inc.	1,246	16,821
Retalix Ltd. (a)	752	15,288
Secure Computing Corp. (a)	2,089	17,924
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	1,052	24,869
Smith Micro Software, Inc. (a)	1,246	16,809
Sonic Foundry, Inc. (a)	1,388	5,316
Sonic Solutions, Inc. (a)	908	13,193
SPSS, Inc. (a)	945	32,669
SumTotal Systems, Inc. (a)	1,587	13,823
Symantec Corp. (a)	33,657	575,535
Synchronoss Technologies, Inc.	1,089	19,613
Synopsys, Inc. (a)	5,022	128,463
Synplicity, Inc. (a)	1,995	12,688
Take-Two Interactive Software, Inc. (a)	2,321	41,314
The9 Ltd. sponsored ADR (a)	415	14,114
THQ, Inc. (a)	2,128	68,543
TIBCO Software, Inc. (a)	8,375	75,794
Transaction Systems Architects, Inc. Class A (a)	1,489	52,562
Ultimate Software Group, Inc. (a)	949	25,281
Unica Corp. (a)	573	6,452
VA Software Corp. (a)	3,028	13,051
Vasco Data Security International, Inc. (a)	1,416	24,907
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Wind River Systems, Inc. (a)	3,179	$ 33,062
Witness Systems, Inc. (a)	1,364	36,323
		19,552,993
TOTAL INFORMATION TECHNOLOGY		64,608,065
MATERIALS - 1.2%
Chemicals - 0.4%
A. Schulman, Inc.	1,375	28,999
Akzo Nobel NV sponsored ADR	1,740	106,940
Altair Nanotechnologies, Inc. (a)(d)	2,621	8,964
Hawkins, Inc.	530	8,454
ICO, Inc. (a)	1,069	6,264
Innophos Holdings, Inc.	542	8,948
Innospec, Inc.	477	24,718
Landec Corp. (a)	1,021	13,661
LESCO, Inc. (a)	635	9,112
Methanex Corp.	4,185	105,560
Pioneer Companies, Inc. (a)	503	15,593
Sigma Aldrich Corp.	4,712	193,192
Symyx Technologies, Inc. (a)	1,292	21,589
Zoltek Companies, Inc. (a)(d)	839	24,801
		576,795
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	1,306	11,414
United States Lime & Minerals, Inc. (a)	322	9,821
		21,235
Containers & Packaging - 0.2%
AEP Industries, Inc. (a)	388	17,584
Amcor Ltd. sponsored ADR	196	4,492
Caraustar Industries, Inc. (a)	1,729	13,607
Silgan Holdings, Inc.	1,461	71,896
Smurfit-Stone Container Corp.	9,030	111,430
		219,009
Metals & Mining - 0.6%
Aber Diamond Corp.	2,125	75,948
Anglo American PLC ADR	1,179	27,848
Century Aluminum Co. (a)	1,102	50,174
Chaparral Steel Co.	1,886	93,979
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Claymont Steel Holdings, Inc.	812	$ 15,696
DRDGOLD Ltd. sponsored ADR (a)	6,421	5,124
Gibraltar Industries, Inc.	1,068	24,831
Kaiser Aluminum Corp. (a)	671	45,413
Lihir Gold Ltd. sponsored ADR (a)	595	15,666
NN, Inc.	990	11,712
Northwest Pipe Co. (a)	450	16,461
Novamerican Steel, Inc. (a)	408	17,075
Olympic Steel, Inc.	578	17,016
Pan American Silver Corp. (a)	2,719	81,624
Randgold Resources Ltd. sponsored ADR	1,956	44,792
Royal Gold, Inc.	906	29,989
Schnitzer Steel Industries, Inc. Class A	714	26,796
Silver Standard Resources, Inc. (a)	2,198	74,314
Steel Dynamics, Inc.	3,487	131,599
Steel Technologies, Inc.	431	12,637
Universal Stainless & Alloy Products, Inc. (a)	353	16,351
Wheeling Pittsburgh Corp. (a)	464	11,484
		846,529
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	878	11,010
TOTAL MATERIALS		1,674,578
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.7%
Alaska Communication Systems Group, Inc.	1,556	22,764
Arbinet-thexchange, Inc. (a)	872	5,450
Atlantic Tele-Network, Inc.	529	14,918
Cbeyond, Inc.	821	25,508
Cogent Communications Group, Inc. (a)	2,079	46,902
Commonwealth Telephone Enterprises, Inc.	870	37,166
Consolidated Communications Holdings, Inc.	942	19,198
CT Communications, Inc.	1,026	24,183
D&E Communications, Inc.	1,157	15,215
Eschelon Telecom, Inc. (a)	833	19,850
General Communications, Inc. Class A (a)	2,135	31,662
Gilat Satellite Networks Ltd. (a)	1,200	10,164
Global Crossing Ltd. (a)	1,250	35,538
Globalstar, Inc. (d)	2,153	25,190
Golden Telecom, Inc.	1,322	71,666
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
HickoryTech Corp.	1,327	$ 9,448
Level 3 Communications, Inc. (a)	51,987	341,555
North Pittsburgh Systems, Inc.	931	20,165
NTELOS Holding Corp.	1,696	31,664
Shenandoah Telecommunications Co.	212	9,345
SureWest Communications	658	15,713
Telefonos de Mexico SA de CV Series A sponsored ADR	155	4,526
Telenor ASA sponsored ADR	165	9,214
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	4,979	109,588
U.S. LEC Corp. Class A (a)	1,429	14,547
Warwick Valley Telephone Co.	546	9,222
		980,361
Wireless Telecommunication Services - 0.9%
America Movil SA de CV Series A sponsored ADR	291	12,743
Centennial Communications Corp. Class A	3,767	29,684
Dobson Communications Corp. Class A	6,185	54,923
FiberTower Corp. (a)	5,974	31,841
ICO Global Communications Holdings Ltd. Class A (a)	5,053	21,475
InPhonic, Inc. (a)	1,662	20,659
IPCS, Inc. (a)	537	27,521
Leap Wireless International, Inc. (a)	2,428	164,060
Millicom International Cellular SA (a)(d)	3,710	266,749
NII Holdings, Inc. (a)	5,508	390,187
Rural Cellular Corp. Class A (a)	609	7,935
SBA Communications Corp. Class A (a)	3,639	98,144
USA Mobility, Inc.	1,278	24,768
Wireless Facilities, Inc. (a)	3,028	6,540
		1,157,229
TOTAL TELECOMMUNICATION SERVICES		2,137,590
UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	616	20,581
Otter Tail Corp.	1,143	37,399
		57,980
Gas Utilities - 0.0%
EnergySouth, Inc.	314	12,469
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	1,277	46,049
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 0.1%
Artesian Resources Corp. Class A	627	$ 12,070
Cadiz, Inc. (a)	519	13,842
Connecticut Water Service, Inc.	430	10,329
Consolidated Water Co., Inc.	670	17,896
Middlesex Water Co.	488	8,843
Pure Cycle Corp. (a)	1,459	12,635
Southwest Water Co.	1,505	19,083
		94,698
TOTAL UTILITIES		211,196
TOTAL COMMON STOCKS (Cost $146,887,542)		132,516,723
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.8% to 4.95% 3/8/07 to 3/22/07 (Cost $99,753)	$ 100,000	99,743
Money Market Funds - 1.5%
	Shares
Fidelity Cash Central Fund, 5.35% (b)	410,143	410,143
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	1,586,515	1,586,515
TOTAL MONEY MARKET FUNDS (Cost $1,996,658)		1,996,658
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $148,983,953)		134,613,124
NET OTHER ASSETS - (1.2)%		(1,624,833)
NET ASSETS - 100%		$ 132,988,291
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
13 NASDAQ 100 E-Mini Index Contracts	March 2007	$ 459,030	$ (4,331)
The face value of futures purchased as a percentage of net assets - 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,707
Fidelity Securities Lending Cash Central Fund	20,005
Total	$ 27,712
Income Tax Information

At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $149,002,656. Net unrealized depreciation aggregated $14,389,532, of which $1,945,690 related to appreciated investment securities and $16,335,222 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 20, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 20, 2007